1933 Act File No. 33-20673
                                   1940 Act File No. 811-5514

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No. 25  ..............       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No. 26  .............................       X

                        VISION GROUP OF FUNDS, INC.

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

   immediately upon filing pursuant to paragraph (b)
---
   on              pursuant to paragraph (b)
---   ------------
 X 60 days after filing pursuant to paragraph (a) (i)
   on                 pursuant to paragraph (a) (i).
   75 days after filing pursuant to paragraph (a)(ii)
---
   on                   pursuant to paragraph (a)(ii) of Rule 485.
      -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24e-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on June 14, 1996; or
    intends to file the Notice required by that Rule on or about
          ; or
    during the most recent fiscal year did not sell any securities pursuant
---
   to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                 Copy to:

Charles H. Morin, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037




                           CROSS-REFERENCE SHEET


   This amendment to the Registration Statement of Vision Group of Funds, Inc., which is comprised of seven portfolios: (1) Vision Money Market Fund,
(2) Vision Treasury Money Market Fund, (3) Vision New York Tax-Free Money Market Fund, (4) Vision New York Tax-Free Fund, (5) Vision U.S. Government Securities Fund, (6) Vision Growth and Income Fund, and (7) Vision Capital Appreciation Fund, and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-7) Cover Page.
Item 2.   Synopsis.................(1-7) Summary of Fund Expenses.
Item 3.   Condensed Financial
          Information..............(1-7) Financial Highlights; (1-7) How
                                   the Funds Show Performance.
Item 4.   General Description of
          Registrant...............(1-7) Synopsis; (1-7) How the Funds
                                   Invest; (1-7) Investment Objective; (1-
                                   7) Investment Policies; (1-7) Acceptable
                                   Investments; (1) Risk Factors Associated
                                   with Foreign Investments; (2,4)
                                   Investment Risks of New York Municipal
                                   Securities; (2,4) Concentration of
                                   Investments; (2,4) Types of Municipal
                                   Securities; Temporary Investments; (1-7)
                                   Common Fund Investment Techniques,
                                   Features and Limitations.
Item 5.   Management of the Fund...(1-7) Fund Management, Distribution, and
                                   Administration; (1-7) Board of
                                   Directors; (1-7) Investment Adviser;
                                   Distribution of Fund Shares; (1-7)
                                   Administration of the Funds; (4-7)
                                   Expenses of the Funds.
Item 6.   Capital Stock and Other
          Securities...............(1-7) Description of Fund Shares; (1-7)
                                   Voting Rights and Other Information; (1-
                                   7) Tax Information.
Item 7.   Purchase of Securities Being
          Offered..................(1-7) How the Funds Value their Shares;
                                   (1-7) How to Buy Shares; (1-7) How to
                                   Exchange Shares.
Item 8.   Redemption or Repurchase.(1-7) How to Redeem Shares.

Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-7) Cover Page.
Item 11.  Table of Contents........(1-7) Table of Contents.
Item 12.  General Information and
          History..................(1-7) General Information About the
                                   Fund;
Item 13.  Investment Objectives and
          Policies.................(1-7) Investment Objective and Policies;
                                   (1-7) Investment Limitations.
Item 14.  Management of the Fund...(1-7) Vision Group of Funds, Inc.
                                   Management.
Item 15.  Control Persons and Principal
          Holders of Securities....Not Applicable
Item 16.  Investment Advisory and Other
          Services.................(1-7) Investment Advisory Services; (1-
                                   7) Administrative Services;
Item 17.  Brokerage Allocation.....(1-7) Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities...............(1-7) Description of Fund Shares.
Item 19.  Purchase, Redemption and
          Pricing of Securities Being
          Offered .................(1-7) Purchasing Shares; (1-7)
                                   Determining Net Asset Value; (1-3)
                                   Redeeming Shares; (4-5) Redeeming Fund
                                   Shares; (6-7) How to Redeem Shares.
Item 20.  Tax Status...............(1-7) Tax Status.
Item 21.  Underwriters.............Not applicable.
Item 22.  Calculation of Performance
          Data.....................(1-7) Performance Comparisons; (1,3,5,7)
                                   Yield; (2,4) Tax-Equivalent Yield; (2,4)
                                   Tax-Equivalency Table; (4-7) Appendix.
Item 23.  Financial Statements     (1-7) (To be filed by Amendment)


[Vision Logo]

Prospectus

Vision Group of Funds, Inc.
   Prospectus dated June 30, 1997

Vision Group of Funds, Inc. is an open-end management investment company (a mutual fund) that offers you a choice of seven separate investment portfolios with distinct investment objectives and policies. This prospectus relates to three diversified portfolios (the "Funds"), each of which is a no-load fund, so you pay no sales charge to purchase Fund shares. The Funds are:

VISION MONEY MARKET FUND VISION TREASURY MONEY MARKET FUND VISION NEW YORK TAX-FREE MONEY MARKET FUND AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE FUNDS ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO DO SO.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), ARE NOT ENDORSED OR GUARANTEED BY M&T BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. BECAUSE THE VISION NEW YORK TAX-FREE MONEY MARKET FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, INVESTMENT IN THE VISION NEW YORK TAX-FREE MONEY MARKET FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.

This prospectus gives you information about each of the Funds and can help you decide if any of the Funds is a suitable investment for you. Please read the prospectus before you invest and keep it for future reference.

   You can find additional facts about each of the Funds in their respective Statements of Additional Information dated June 30, 1997, which have also been filed with the Securities and Exchange Commission ("SEC"). The information contained in the Statements of Additional Information is incorporated by reference into this prospectus. To obtain a free copy of any of these Statements of Additional Information, or a paper copy of this prospectus, if you have received it electronically, or make other inquiries about any of the Funds, simply call or write Vision Group of Funds, Inc. at the telephone number or address below. The Statements of Additional Information, material incorporated by reference into this document, and other information regarding the Funds is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VISION GROUP OF FUNDS, INC. P.O. Box 4556 Buffalo, New York 14240-4556
(800) 836-2211  (716) 842-4488

TABLE OF CONTENTS

SYNOPSIS
INVESTMENT OBJECTIVE

Vision Group of Funds, Inc. (the `Corporation'') offers you a convenient, affordable way to participate in three separate, professionally managed, diversified portfolios of short-term money market securities.

VISION MONEY MARKET FUND

(THE `MONEY MARKET FUND'') SEEKS CURRENT INCOME WITH LIQUIDITY AND STABILITY OF PRINCIPAL BY INVESTING IN HIGH QUALITY MONEY MARKET
INSTRUMENTS. (SEE PAGE 9 FOR DETAILS.)

VISION TREASURY MONEY MARKET FUND

(THE `TREASURY FUND'') SEEKS CURRENT INCOME WITH LIQUIDITY AND STABILITY OF PRINCIPAL BY INVESTING IN DIRECT OBLIGATIONS OF THE U.S. TREASURY, SUCH AS TREASURY BILLS AND NOTES, AND REPURCHASE AGREEMENTS SECURED BY THESE OBLIGATIONS. (SEE PAGE 11 FOR MORE INFORMATION.)

VISION NEW YORK TAX-FREE MONEY MARKET FUND

(THE `TAX-FREE FUND'') SEEKS AS HIGH A LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL REGULAR INCOME TAX AS IS CONSISTENT WITH LIQUIDITY AND RELATIVE STABILITY OF PRINCIPAL. (SEE PAGE 12 FOR DETAILS.)

VALUING FUND SHARES

The Funds attempt to maintain a stable market value (referred to as net asset value) of $1.00 per share, although there is no assurance that they will be able to do so. (See `How the Funds Value Their Shares.'')

BUYING AND REDEEMING FUND SHARES

You can conveniently buy and redeem Fund shares on almost any business day. Shares of the Funds are bought and redeemed without charge at net asset value. The minimum initial investment in each Fund is $500 ($250 for retirement plans), except under certain circumstances described in this prospectus. (See `Your Guide to Using the Funds.'')

FUND MANAGEMENT

   The Funds' investment adviser is M&T Bank, which makes investment decisions for the Funds. M&T Bank is the principal banking subsidiary of First Empire State Corporation.

SHAREHOLDER SERVICES

When you become a shareholder, you can easily get information about your account, and about the Funds and their services by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-
4488).



RISK FACTORS

An investment in the Funds may involve certain risks that are explained more fully in the sections of the prospectuss discussing each Fund's investment policies and their common investment techniques.

A SUMMARY OF THE FUNDS' EXPENSES    (To be filed by amendment)

VISION MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS    (To be filed by amendment)

SOME BASIC FACTS ABOUT THE MONEY MARKET AND MONEY MARKET MUTUAL FUNDS

The money market is the marketplace in which governments and companies borrow money for short periods of time by issuing short-term debt obligations known as money market instruments or money market securities. These securities often have maturity dates of a year or less, at which time the debt obligation comes due and must be repaid by the issuer. The marketplace is known as the money market because these instruments can generally be converted into cash quickly.

Among the most common types of money market securities are:

Certificates of deposit issued by banks;
Bankers' acceptances, a means of short-term financing for importers and exporters; Commercial paper, short-term debt obligations issued by corporations;

U.S. Treasury bills issued by the U.S. Government; and

Short-term municipal securities, such as bond anticipation notes ("BANs"), tax anticipation notes ("TANs") and revenue anticipation notes ("RANs") issued by state or local governments.

UNDERSTANDING MONEY MARKET FUNDS

When you invest in a money market fund, your money is pooled with that of many other investors. Professional investment managers use the money to purchase a portfolio of various money market securities, which represent debt issued by different companies or government entities. The Fund earns interest on the securities in its portfolio and passes on the income to shareholders in the form of dividend distributions. That income represents your return on the money you have invested in the Fund and it is usually referred to as yield.

Money market funds generally offer the following basic advantages.

PROFESSIONAL INVESTMENT MANAGEMENT. You get the benefit of full-time, experienced, professional management that might otherwise be unavailable to you. The Fund's portfolio managers make investment decisions on behalf of you and other shareholders, selecting securities that they believe will best achieve each Fund's objective, as stated in the Fund's prospectus.

DIVERSIFICATION. Diversification--spreading investments among a number of different securities--is a basic principle in reducing overall investment risk. Money market funds usually invest in a large number of securities, maintaining a level of diversification that most investors could not afford on their own because money market instruments typically require a minimum investment of $10,000 to $1 million.

COMPETITIVE MONEY MARKET YIELDS. Money market funds often offer higher yields than most investors could obtain on other short-term savings and investment alternatives. Money market funds are not insured or guaranteed by the U.S. government, and their yields fluctuate as market conditions change.

STABILITY OF PRINCIPAL. There is relatively little risk of losing your principal--the money you invest--with a money market fund because the securities it holds are short-term and of high credit quality. In fact, most money market funds are managed with the objective of maintaining a stable net asset value of $1 per share, although there is no guarantee that they can do so.

LIQUIDITY. Money market fund shares are highly liquid and easily converted into cash. The Funds are legally required to redeem or buy back investors' shares and pay the investors within seven days.

HOW THE FUNDS SHOW PERFORMANCE

FROM TIME TO TIME, ADVERTISEMENTS FOR THE FUNDS MAY REFER TO RATINGS, RANKINGS, AND OTHER INFORMATION IN CERTAIN FINANCIAL PUBLICATIONS AND/OR COMPARE THE FUNDS' PERFORMANCE TO CERTAIN INDICES. THE FUNDS MAY ADVERTISE THEIR PERFORMANCE IN TERMS OF YIELD, EFFECTIVE YIELD, TAX-EQUIVALENT YIELD AND TOTAL RETURN, AS DEFINED BELOW. OF COURSE, YIELD AND TOTAL RETURN FIGURES ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.

YIELD
The yield of each Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then annualized, which means it is assumed to be generated by the investment each week for a 52-week period, and then it is expressed as a percentage of the investment.

EFFECTIVE YIELD

The effective yield is calculated similarly to the yield, but it assumes that the annualized income earned from the investment is reinvested in the Fund on a daily basis. The effective yield will be slightly higher than the yield because this assumed reinvestment produces a compounding effect.

TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Tax-Free Fund is calculated similarly to the yield. However, it is adjusted to show the taxable yield an investor would have to earn to equal the Fund's tax-free yield, assuming a specific tax rate, and assuming that income is 100% tax exempt.

   The tax-equivalent yield is computed by dividing the tax-free yield by the result of one minus the combined federal and state tax rate. For example, if an investor is in the 31% federal income tax bracket, and the rate for state taxes is 6.85%, assuming the tax-free yield is 3.5%, the investor would have to receive 5.73% from a taxable investment to equal that tax-free yield (3.5% divided by 1 - (.31 + .07875) = 5.73%).

TOTAL RETURN Total return represents the overall change in value of an investment in a Fund over a specified period of time, assuming all dividend distributions are reinvested in the Fund. Total return is calculated by dividing that overall change in value by the amount of the initial investment, and it is expressed as a percentage.
For example, suppose $1,000 is invested in a Fund on January 1 and on December 31 of that year the investment is worth $1,075 (assuming all dividends are reinvested). The overall change in value is $75 and the total return on the investment over that period of time would be 7.5% (75 divided by 1,000 = 7.5%).

HOW THE FUNDS INVEST

Vision Money Market Fund

THE MONEY MARKET FUND IS DESIGNED FOR CONSERVATIVE INVESTORS WHO WANT CURRENT INCOME, LIQUIDITY AND STABILITY OF PRINCIPAL.

BY INVESTING ONLY IN HIGH QUALITY SECURITIES WITH MINIMAL CREDIT RISK AND WITH SHORT-TERM MATURITIES, THE FUND SEEKS TO MAINTAIN A STABLE $1.00 SHARE PRICE, REFERRED TO AS NET ASSET VALUE PER SHARE. THE FUND CANNOT GUARANTEE A STABLE SHARE PRICE. HOWEVER, THE SHORT-TERM NATURE OF ITS INVESTMENTS HELPS TO MINIMIZE PRICE FLUCTUATIONS.

INVESTMENT OBJECTIVE The investment objective of the Money Market Fund (referred to in this section as the "Fund") is to seek current income with liquidity and stability of principal by investing in high quality money market instruments. The Fund pursues this investment objective by investing in a broad range of short-term debt obligations issued by the U.S. government, banks and corporations.

These obligations generally mature and come due for repayment by the issuer in 397 days or less. However, securities subject to repurchase agreements may have longer maturities (see "Repurchase Agreements" for a definition of repurchase agreements). While the Fund may hold individual securities with longer maturities, the average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, must be 90 days or less.

In seeking to achieve its investment objective, the Fund must comply with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds. For a further discussion of these requirements, see the "Regulatory Compliance" section in the Fund's Statement of Additional Information. The Fund's investment objective and the investment policies and limitations described below cannot be changed without shareholder approval.

INVESTMENT POLICIES

THE FUND INVESTS IN A WIDE RANGE OF HIGH QUALITY MONEY MARKET INSTRUMENTS. THESE INCLUDE CORPORATE COMMERCIAL PAPER IN S&P'S OR MOODY'S TWO HIGHEST RATING CATEGORIES, CERTIFICATES OF DEPOSIT ISSUED BY MAJOR BANKS, AND U.S. GOVERNMENT SECURITIES.

ACCEPTABLE INVESTMENTS

The high quality money market instruments in which the Fund invests include, but are not limited to, the following:

  commercial paper (short-term promissory notes issued by corporations) rated A-2 or better by Standard & Poor's Ratings Group ("S&P") or Prime-2 or better by Moody's Investors Service, Inc. ("Moody's"), money market instruments (including commercial paper) which are not rated but are determined by M&T Bank, the Fund's investment adviser, to be of comparable quality pursuant to guidelines approved by the Corporation's Board of Directors, variable rate demand notes, and variable amount demand master notes (see pages 17 and 18 for a definition);

  instruments of domestic banks and savings and loans (such as certificates of deposit, time deposits, and bankers' acceptances) if they have capital, surplus and undivided profits of over $100,000,000 and if their deposits are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"). The Fund may also make interest-bearing savings deposits in commercial banks and savings banks not in excess of 5% of the Fund's total assets. In addition, the Fund may purchase U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion;

  obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including certain of these obligations purchased on a when-issued or delayed delivery basis (see "When-Issued and Delayed Delivery Transactions"). Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. Other securities, such as obligations of the Federal National Mortgage Association, Farm Credit Banks or Federal Home Loan Mortgage Corporation, are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government; and

  repurchase agreements secured by any of the above instruments (see "Repurchase Agreements").

RISK FACTORS ASSOCIATED WITH FOREIGN INVESTMENTS

THE FUND MAY INVEST ONLY IN HIGH QUALITY DEBT OBLIGATIONS OF FOREIGN BANKS.

The Fund's investment in U.S. dollar- denominated obligations of foreign banks and foreign branches of U.S. banks is limited to less than 25% of the value of the Fund's total assets at the time of purchase. Further, the Fund may invest in an obligation of a foreign bank or a foreign branch of a U.S. bank only if the investment adviser considers the instrument to present minimal credit risk. Nevertheless, this type of investment may subject the Fund to different risks than investing in domestic obligations of U.S. banks because political, regulatory, and economic systems and conditions vary from country to country.

These risks include possible adverse political and economic developments, the possible imposition of withholding taxes on interest income and the possible seizure or nationalization of foreign deposits. Additional risks include the possible establishment of exchange controls and the possible adoption of foreign government restrictions that might adversely affect the payment of principal and interest on these foreign obligations.

In addition, foreign banks and foreign branches of U.S. banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Vision Treasury Money Market Fund

THE TREASURY FUND IS DESIGNED FOR CONSERVATIVE INVESTORS WHO WANT CURRENT INCOME, LIQUIDITY, AND STABILITY OF PRINCIPAL.

BY INVESTING IN U.S. TREASURY SECURITIES WITH SHORT-TERM MATURITIES, THE FUND SEEKS TO MAINTAIN A STABLE $1.00 SHARE PRICE, REFERRED TO AS NET ASSET VALUE PER SHARE. THE FUND CANNOT GUARANTEE A STABLE SHARE PRICE. HOWEVER, THE SHORT-TERM NATURE OF ITS INVESTMENTS HELPS TO MINIMIZE PRICE
FLUCTUATIONS.

INVESTMENT OBJECTIVE

The investment objective of the Treasury Fund (referred to in this section as the "Fund") is to seek current income with liquidity and stability of principal. The Fund pursues this investment objective by investing in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations. A repurchase agreement is an agreement in which the organization selling U.S. Treasury securities to the Fund agrees to repurchase the securities at a mutually agreed upon price and time (see "Repurchase Agreements" for further details).

The Fund invests in direct U.S. Treasury obligations that mature in 397 days or less from the time of investment. However, securities subject to repurchase agreements may have longer maturities. While the Fund may hold individual securities with longer maturities, the average maturity of the obligations in the Fund's portfolio, computed on a dollar-weighted basis, must be 90 days or less.

In seeking to achieve its investment objective, the Fund must comply with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds. For a further discussion of these requirements, see the "Regulatory Compliance" section in the Fund's Statement of Additional Information. The Fund's investment objective and the investment policies and limitations described below cannot be changed without shareholder approval.

INVESTMENT POLICIES

ACCEPTABLE INVESTMENTS

The Fund invests in short-term U. S. Treasury obligations. The obligations are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States. The Fund may also invest in repurchase agreements secured by these obligations.

Vision New York Tax-Free Money Market Fund
THE TAX-FREE FUND IS DESIGNED FOR INVESTORS WHO WANT INCOME THAT IS FREE FROM FEDERAL, NEW YORK STATE AND NEW YORK CITY INCOME TAXES, AS WELL AS LIQUIDITY AND STABILITY OF PRINCIPAL.

BY INVESTING ONLY IN HIGH QUALITY SECURITIES WITH SHORT-TERM MATURITIES, THE FUND SEEKS TO MAINTAIN A STABLE $1.00 SHARE PRICE, REFERRED TO AS NET ASSET VALUE PER SHARE. THE FUND CANNOT GUARANTEE A STABLE PRICE. HOWEVER, THE SHORT-TERM NATURE OF ITS INVESTMENTS HELPS TO MINIMIZE PRICE
FLUCTUATIONS.

INVESTMENT OBJECTIVE

The investment objective of the Tax-Free Fund (referred to in this section as the "Fund") is to seek as high a level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal. The Fund pursues this investment objective by investing substantially all of its assets in a portfolio of high quality, tax-exempt debt obligations (municipal securities) that mature in 397 days or less from the time of investment. However, variable rate demand master notes and securities subject to repurchase agreements may have longer maturities. The average maturity of the tax-free obligations in the Fund's portfolio, computed on a dollar-weighted basis, must be 90 days or less.

Under normal market conditions, the Fund intends to invest at least 80% of its net assets in debt obligations that pay interest exempt from federal regular income tax, although the Fund may also invest in short-term taxable debt obligations in certain circumstances.

Subject to the Fund's investment objective and policies, the Fund will attempt to invest its net assets, to the extent practicable, in tax-exempt obligations issued by the State of New York and its political subdivisions (New York municipal securities). The Fund intends to invest, under normal market conditions, at least 80% of its net assets in New York municipal securities. To the extent dividends paid by the Fund are derived from interest on New York municipal securities, they will be exempt from federal regular income tax, as well as New York State and New York City income taxes. New York municipal securities are discussed in more detail below.

In seeking to achieve its investment objective, the Fund must comply with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds. For a further discussion of these requirements, see the "Regulatory Compliance" section in the Fund's Statement of Additional Information. The Fund's investment objective and the investment policies described below cannot be changed without shareholder approval.

INVESTMENT POLICIES

THE TYPES OF MUNICIPAL SECURITIES IN WHICH THE FUND MAY INVEST ARE DISCUSSED IN MORE DETAIL BELOW UNDER "TYPES OF MUNICIPAL SECURITIES."

ACCEPTABLE INVESTMENTS

The Fund intends to invest exclusively in a diversified portfolio of short-term, tax-exempt municipal obligations. However, in certain extraordinary circumstances, the Fund may make temporary investments, as discussed below under "Temporary Investments."

Municipal securities include securities issued by or on behalf of states, counties, and municipalities and their agencies, authorities and other political subdivisions, as well as securities issued by the District of Columbia and territories and possessions of the United States, such as Puerto Rico. When these securities are issued, attorneys representing the issuer provide opinions stating that the securities are valid municipal securities and that the interest on the securities is exempt from federal regular income tax.

Municipal securities include, but are not limited to, the following types: general obligation bonds and notes, revenue bonds and notes, tax and revenue anticipation notes, bond and grant anticipation notes, construction loan notes, and tax exempt commercial paper.

CREDIT GUIDELINES

THE FUND HAS STRICT INVESTMENT STANDARDS.

The Fund invests only in municipal securities that are determined by M&T Bank, the Fund's investment adviser, to present minimal credit risks and that are considered to be of "high quality," as defined below, at the time of purchase. This includes securities that are:

  rated within the two highest rating categories by Moody's (Aaa or Aa) or S&P (AAA or AA), in the cases of bonds;

  rated SP-1 by S&P or MIG-1 by Moody's, in the case of notes;

  rated VMIG-1 by Moody's, in the case of variable rate municipal securities;

  rated A-1 or higher by S&P or Prime-1 by Moody's, in the case of tax-exempt commercial paper; and

  securities that are not rated at the time of purchase but that are determined to be of comparable quality to the above ratings by M&T Bank. M&T Bank uses guidelines approved by the Corporation's Board of Directors to make these quality determination.
NEW YORK MUNICIPAL SECURITIES

THE FUND INTENDS TO INVEST MOST OF ITS ASSETS IN NEW YORK MUNICIPAL SECURITIES, PROVIDED A SUFFICIENT SUPPLY OF SUITABLE QUALITY NEW YORK SECURITIES IS AVAILABLE.

Whenever possible, M&T Bank intends to invest at least 80% of the Fund's net assets in New York municipal securities, provided the investment is consistent with the Fund's investment objective and policies and its status as a diversified management investment company. Because the supply of New York municipal securities that meet the Fund's investment objective may fluctuate, M&T Bank cannot predict precisely what percentage of the Fund's portfolio will be invested in such issuers.

New York municipal securities are generally issued to finance public works within the state, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, or to make loans to other public institutions and facilities.

New York municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing assistance to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increase local employment.

INVESTMENT RISKS OF NEW YORK MUNICIPAL SECURITIES

Yields on New York municipal securities depend on a variety of factors, including the general conditions of the short-term municipal note market and of the municipal bond market, the size of the particular offering, the maturity of the obligations, and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could have an impact on the Fund's portfolio. The ability of the Fund to achieve its investment objective depends on the continuing ability of issuers of New York municipal securities, or their guarantors, to meet their obligations for the timely payment of interest and principal when due. Investing in New York municipal securities that meet the Fund's quality standards may not be possible if the State, counties, municipalities and City of New York do not maintain their current credit ratings.



CONCENTRATION OF INVESTMENTS

Except as stated above with respect to New York municipal securities, M&T Bank does not intend to invest more than 25% of the Fund's net assets on a regular basis in securities of issuers in the same industry.

TO THE EXTENT THE FUND CONCENTRATES ITS INVESTMENTS, IT IS SUBJECT TO GREATER RISKS.

To the extent the Fund's assets are concentrated in New York municipal securities, the Fund will be subject to the special risks presented by the laws and economic conditions relating to that state to a greater extent than it would be if its assets were not so concentrated. In particular, an investment in the Fund is subject to the risk of market value fluctuations inherent in owning New York municipal securities.

TYPES OF MUNICIPAL SECURITIES
The two principal classifications of municipal securities are general obligation and revenue bonds. These and other types of municipal securities are discussed below.

GENERAL OBLIGATION BONDS

ISSUERS OF GENERAL OBLIGATION BONDS INCLUDE STATES, COUNTIES, CITIES, TOWNS AND OTHER GOVERNMENT UNITS.

General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest.

REVENUE BONDS

REVENUE BONDS MAY BE ISSUED TO BUILD A TOLL BRIDGE, HIGHWAY, EDUCATIONAL FACILITY, HOSPITAL OR OTHER FACILITY THAT SERVES A PUBLIC NEED AND GENERATE REVENUE. THE TOLLS OR OTHER FEES COLLECTED BY THESE FACILITIES ARE THEN USED TO REPAY THE BONDS.

Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt or charge against the general revenues of a municipality or public authority.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

INDUSTRIAL DEVELOPMENT BONDS ARE ISSUED BY A STATE OR LOCAL GOVERNMENT TO FINANCE PLANTS AND FACILITIES THAT ARE LEASED TO PRIVATE BUSINESSES.

Industrial development bonds and pollution control bonds are typically classified as revenue bonds and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such revenue bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MORAL OBLIGATION BONDS

Moral obligation bonds are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its interest and principal payments from current revenues, it may draw on a reserve fund. The state or municipality that created the issuer has given a moral pledge to appropriate funds to replenish the reserve fund. But that pledge is only a moral commitment, not a legal obligation of the state or municipality.

VARIABLE RATE MUNICIPAL SECURITIES Some of the municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index or some similar standard, such as the 91-day U.S. Treasury bill rate.

Many variable rate municipal securities are subject to payment of principal on demand by the Fund (usually in not more than seven days) which is considered in computing maturity. While some variable rate municipal securities without this demand feature may not be considered liquid by M&T Bank, the Fund's investment limitations require that it will invest no more than 10% of its total assets in illiquid securities.

All variable rate municipal securities will meet the quality standards for the Fund. The investment adviser has been instructed by the Corporation's Board of Directors to monitor the pricing, quality, and liquidity of the variable rate municipal securities held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services. Where necessary to ensure that an instrument is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the instrument be backed by an unconditional bank letter or line of credit guarantee or commitment to lend.

AMT OBLIGATIONS

INTEREST ON SOME MUNICIPAL SECURITIES MAY BE SUBJECT TO A SPECIAL FEDERAL ALTERNATIVE MINIMUM TAX.

While traditional municipal bonds finance roads, schools, libraries, and other public facilities, some municipal bonds known as private activity bonds provide benefits to private parties. Examples of private activity bonds include single-family housing bonds and some industrial development bonds. Interest on certain private activity municipal bonds issued after August 7, 1986 is a tax preference item for purposes of computing the federal alternative minimum tax (AMT), although interest on these bonds is not subject to regular federal income tax. These bonds are referred to as AMT bonds or AMT obligations. For more information about the AMT, please see "Tax Information."

The Fund may purchase all kinds of municipal securities, including AMT obligations. To the extent the Fund invests in AMT obligations, a portion of the Fund's dividends will be treated as a tax preference item for shareholders potentially subject to the AMT.

As noted earlier, the Fund has a policy of investing at least 80% of its net assets in securities that pay interest exempt from federal regular income tax. The Fund does not consider these AMT obligations tax-exempt for purposes of determining its compliance with this investment policy.

TEMPORARY INVESTMENTS

THE FUND MAY MAKE TEMPORARY TAXABLE INVESTMENTS.
The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax. However, from time to time, on a temporary basis, or when M&T Bank determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term money market instruments (referred to as temporary investments). Interest income from temporary investments may be taxable to shareholders as ordinary income.

These temporary investments may not exceed 20% of the total assets of the Fund, except when made for temporary defensive purposes. They include:

  obligations issued by or on behalf of municipal or corporate issuers having the same quality characteristics as the New York municipal securities purchased by the Fund;

  obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

  certificates of deposit, bankers' acceptances, or other instruments issued by a U. S. branch of a domestic bank or savings and loan association with capital, surplus, and undivided profits in excess of $1 billion at the time of investment;

  repurchase agreements and reverse repurchase agreements;

  certain specified private activity bonds; and

  debt securities, including commercial paper, of issuers having a quality rating within the two highest rating categories of either S&P or Moody's at the time of purchase.
In addition, the Fund may temporarily hold uninvested cash reserves that do not earn income if, in the opinion of M&T Bank, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets that may be held uninvested.

See the Tax-Free Fund's Statement of Additional Information for a further discussion of these temporary investments.

COMMON FUND INVESTMENT TECHNIQUES, FEATURES AND LIMITATIONS

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Under normal market conditions, each Fund will not enter into commitments to purchase securities on a when-issued basis that exceed 25% of the value of its total assets. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

As an operating policy, the Funds reserve the right to dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

REPURCHASE AGREEMENTS
IN A REPURCHASE AGREEMENT, A FUND BUYS SECURITIES AND AT THE SAME TIME AGREES TO SELL THEM BACK AT A STATED PRICE.

The Funds may enter into repurchase agreements for U.S. government securities and certificates of deposit with banks, broker/dealers, and other recognized financial institutions. In a repurchase agreement, a Fund agrees to purchase securities from the selling institution and the seller simultaneously agrees to repurchase the securities at a specific price within a stated time. The stated repurchase date must be within a year of the date the Fund acquires the securities. The Funds or their custodian (the bank that holds each Fund's assets in safekeeping) takes possession of securities subject to repurchase agreements, and these securities are marked to the market or valued daily.

If the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of those securities. If the seller filed for bankruptcy or became insolvent, the Fund's sale of the securities might be delayed pending court action. The Funds have regular procedures in effect for taking custody of portfolio securities subject to repurchase agreements. Because of those established procedures, the Funds believe that a court of competent jurisdiction would rule in favor of the Fund and allow the Fund to retain or dispose of the securities.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that the Funds' adviser considers creditworthy under guidelines approved by the Corporation's Board of Directors.

VARIABLE RATE DEMAND NOTES

The Funds may purchase variable rate demand notes, which are long-term debt instruments that have variable or floating interest rates and provide the Funds with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow the Funds to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Funds tender the security at the time of each interest rate adjustment or at other fixed intervals.

VARIABLE AMOUNT DEMAND MASTER NOTES

WITH A VARIABLE AMOUNT DEMAND MASTER NOTE, BOTH THE AMOUNT OF THE LOAN AND THE INTEREST RATE MAY VARY.

The Tax-Free Fund and the Money Market Fund may purchase variable amount demand master notes. Variable amount demand master notes represent a borrowing arrangement between a commercial paper issuer, the borrower, and an institutional lender, such as the Fund. The Fund has the right to demand payment of the loan it has made upon short notice. The Fund typically has the right to increase the amount borrowed under the note, at any time, up to the full amount provided by the note agreement.

Both the Fund and the borrower have the right to reduce the amount of outstanding indebtedness at any time. In some instances, however, the Fund and the borrower may agree that the amount of outstanding indebtedness remain fixed. Variable amount demand master notes provide that the interest rate on the amount outstanding varies depending upon a stated short-term interest rate index.



CREDIT ENHANCEMENT

Certain of the Acceptable Investments of the Tax-Free Fund and the Money Market Fund may have been credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Tax-Free Fund and the Money Market Fund and affect their share price. The Tax-Free Fund and the Money Market Fund may have more than 25% of their total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES

The Tax-Free Fund and the Money Market Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Funds. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or another third party, and may not be transferred separately from the underlying security. The Funds use these arrangements to provide the Funds with liquidity and not to protect against changes in the market value of the underlying securities.

The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

INVESTMENT LIMITATIONS
THE FUNDS FOLLOW A NUMBER OF GUIDELINES IN MANAGING THEIR PORTFOLIOS IN ORDER TO LIMIT INVESTMENT RISKS.

Many of the investment restrictions to which each Fund is subject may be changed only by a majority vote of the outstanding shares of the Fund. You can find a more detailed description of the following investment limitations, together with other investment limitations that can be changed only with such a vote of shareholders, in the Statement of Additional Information under "Investment Limitations."

All of the Funds have the following common investment limitations. The Funds may not:

  borrow money or issue senior securities, except, under certain circumstances, a Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing. The Fund may not purchase securities while its borrowings (including reverse repurchase agreements) are outstanding; or

  enter into repurchase agreements providing for settlement more than seven days after notice, if such an investment, together with any other illiquid securities in a Fund, exceeds 10% the Fund's total assets.

The Tax-Free Fund may not:

  purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued by the State of New York or any of its authorities, agencies, instrumentalities, or political subdivisions; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; domestic bank certificates of deposit and bankers' acceptances; or repurchase agreements secured by any of the foregoing obligations; or

  invest less than 80% of its net assets in securities the interest on which is exempt from federal regular income tax, except during temporary defensive periods; AMT obligations are not considered securities the interest on which is exempt from federal regular income tax.

The Treasury Fund may not:

  purchase securities other than direct obligations of the U.S. Treasury, such as Treasury bills and notes, some of which may be subject to repurchase agreements.

The Money Market Fund may not:

  purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances, and repurchase agreements secured by domestic bank instruments or obligations of the U.S. government, its agencies or instrumentalities.

FUND MANAGEMENT, DISTRIBUTION AND ADMINISTRATION

BOARD OF DIRECTORS

A BOARD OF DIRECTORS SUPERVISES THE FUNDS.
The Corporation's Board of Directors are responsible for managing the business affairs of the Funds and for exercising all the Funds' powers, except those reserved for the Funds' shareholders.

INVESTMENT ADVISER

MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK") MAKES INVESTMENT DECISIONS FOR THE FUNDS, ACTING UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.

As investment adviser, M&T Bank continually conducts investment research and supervision for the Funds and is responsible for all purchases and sales of the securities in each Fund's portfolio. M&T Bank receives an annual fee from each of the Funds for these services.

Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Funds and their portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Funds' shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Funds; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Directors, and could result in severe penalties.



ADVISORY FEES
For the services M&T Bank provides and the expenses it assumes as investment adviser, M&T Bank is entitled to receive a fee from each Fund equal to an annual rate of .50% of each Fund's average net assets. This fee is computed daily and paid monthly. M&T Bank has agreed to pay all expenses it incurs in connection with its advisory activities, other than the cost of securities (including any brokerage commissions) purchased for the Funds.

M&T BANK MAY VOLUNTARILY WAIVE PART OF ITS ADVISORY FEES.

From time to time, M&T Bank may voluntarily waive all or a portion of its advisory fees in order to help the Fund maintain a competitive expense ratio.

ADVISER'S BACKGROUND

FOUNDED IN 1856, M&T BANK PROVIDES COMPREHENSIVE BANKING AND FINANCIAL
SERVICES.

   M&T Bank is the principal banking subsidiary of First Empire State Corporation, a $12 billion bank holding company, as of December 31, 1996, headquartered in Buffalo, New York. M&T Bank has 161 offices throughout New York State and an office in Nassau, The Bahamas.

   M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. The Fund's investments are managed through the Trust & Investment Services Division of M&T Bank. As of December 31, 1996, M&T Bank had $3.1 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). M&T Bank has served as investment adviser to various funds of the Corporation since 1988. As of December 31, 1996, M&T Bank managed over $1.2 billion in net assets of the Corporation's money market funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.



DISTRIBUTION OF FUND SHARES

FEDERATED SECURITIES CORP. IS THE PRINCIPAL DISTRIBUTOR FOR SHARES OF THE
FUNDS.

Shares of the Funds are sold on a continuous basis by Federated Securities Corp., as the principal distributor. It is a Pennsylvania corporation organized on November 14, 1969, and is also the principal distributor for a number of other investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

   SHAREHOLDER SERVICING ARRANGEMENTS

The Funds have adopted a Shareholder Services Plan, which is administered by Federated Administrative Services. Under the Plan, M&T Bank may act as a shareholder servicing agent (the `Shareholder Servicing Agent'') for the Funds. The Funds may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of shares. This fee will be equal to 0.25% of a Fund's average daily net assets for which the Shareholder Servicing Agent provides services. The Funds will not accrue or pay any shareholder servicing agent fees until a separate class of shares has been created for the Funds or the prospectus is amended to reflect the imposition of fees.

ADMINISTRATIVE ARRANGEMENTS

The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings and loan associations) to provide certain administrative services that are not provided by Federated Administrative Services (see below). These administrative services include distributing prospectuses and other information, providing accounting assistance and shareholder communications, or otherwise facilitating shareholder purchases and redemptions (sales) of any Fund shares. The administrators appointed could include affiliates of the adviser.

Brokers, dealers, and administrators will receive fees from the distributor based upon shares owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. If the distributor pays any fees for these services, the fees will be reimbursed by the adviser and not the Funds.

In addition, brokers, dealers, and administrators may receive additional payments in the form of cash or promotional incentives based on the amount of any Fund shares purchased by their clients or customers.

The distributor, M&T Bank, or affiliates thereof, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of shares of the Funds or as financial assistance for providing substantial marketing, sales and operational support. Compensation may also include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other special events. In some instances, this compensation may be predicated upon the amount of shares sold and/or upon the type and nature of sales or operational support they furnish. Dealers may not use sales of the Corporation's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned other compensation shall be paid for by the Corporation, the Funds or their shareholders, nor will it change the price paid by investors for the purchase of Fund shares.

ADMINISTRATION OF THE FUNDS

FEDERATED ADMINISTRATIVE SERVICES, A SUBSIDIARY OF FEDERATED INVESTORS, PROVIDES THE FUNDS WITH CERTAIN ADMINISTRATIVE PERSONNEL AND SERVICES NECESSARY TO OPERATE THE FUNDS.

ADMINISTRATIVE SERVICES

Such services include certain legal and accounting services. Federated Administrative Services provides these services for an annual fee as specified below:

MAXIMUM ADMINISTRATIVE             AGGREGATE DAILY NET ASSETS OF
     FEE                            VISION GROUP OF FUNDS, INC.

     .150%                              on the first $250 million
     .125%                              on the next $250 million
     .100%                              on the next $250 million
     .075%                              on assets in excess of $750 million
The administrative fee received during any fiscal year will be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.

YOUR GUIDE TO USING THE FUNDS

HOW THE FUNDS VALUE THEIR SHARES

THE TERM "NET ASSET VALUE" REFERS TO THE VALUE OF ONE FUND SHARE.

Net asset value is calculated by adding up the value of all of a Fund's securities and cash (its assets), subtracting all of its liabilities (including all expenses payable or accrued by the Fund), and then dividing the result (net assets) by the total number of Fund shares outstanding.

Each Fund attempts to maintain a stable net asset value of $1.00 per share through its investment policies, which have been described previously, and through its policies for valuing securities in its portfolio. Each Fund values its portfolio securities based on their amortized cost. This method of valuation assumes a stable rate of income from the day securities are purchased until they mature, without taking into account actual changes in market value based on interest rate changes. Prices of money market securities and other fixed income securities typically move in the opposite direction of interest rates. That is, prices generally increase when interest rates fall and decrease when interest rates rise.

Under the amortized cost method of valuation used by the Funds, the value of the Funds' assets will not change in response to fluctuating interest rates. However, each Fund monitors the difference between the amortized cost value of its assets and their actual market value, which can be expected to vary inversely with changes in interest rates. Of course, the Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

WHAT FUND SHARES COST

THERE IS NO SALES CHARGE TO BUY FUND SHARES.

Shares of the Fund are sold at the next net asset value calculated after your order is received (normally $1.00 per share). Each Fund's net asset value is determined at 12:00 p.m. Eastern time, 3:00 p.m. Eastern time and at the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange Monday through Friday, except on: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

In connection with the sale of Fund shares, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor.

HOW TO BUY SHARES

YOU CAN BUY FUND SHARES BY FEDERAL RESERVE WIRE, MAIL OR TRANSFER, AS EXPLAINED BELOW.

You can buy shares of the Funds on any business day, except on days when the New York Stock Exchange or M&T Bank is closed, or on holidays when wire transfers are restricted (Columbus Day, Veterans' Day, and Martin Luther King Day). The Fund reserves the right to reject any purchase request. Texas residents must purchase through Federated Securities Corp. at 1-800-618-8573.

OPENING AN ACCOUNT
   To make an initial investment in the Funds, you must open an account by completing the account application form. Information needed to open your account may also be taken over the telephone. To apply by phone or get help in completing the enclosed application, simply call an account representative at M&T Bank or those affiliates of M&T Bank which make shares, or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-4488). The Funds use this telephone number only to service shareholders of Vision Group of Funds, Inc. You also may purchase shares of the Funds through any representative of M&T Securities, Inc. ("M&T Securities") at M&T Bank, as well as at separate M&T Securities locations, or by calling 1-800-724-5445. M&T Securities (member NASD and SIPC) is a wholly-owned registered broker-dealer subsidiary of M&T Bank. The Funds reserve the right to reject any purchase request.



MINIMUM INITIAL INVESTMENT

A $500 INITIAL INVESTMENT IS ALL THAT'S REQUIRED.

The minimum initial investment in each Fund is $500, unless the investment is in a retirement plan, in which case the minimum initial investment is $250. Subsequent minimum investments must be in amounts of at least $25, including retirement plans. In addition, the minimum initial and subsequent investment amounts may be waived or lowered from time to time, such as for customers participating in automatic investment services offered by M&T Bank.

BUYING SHARES BY WIRE

You can purchase shares of the Funds by Federal Reserve wire. This is referred to as wiring federal funds, and it simply means that your bank sends money to the Funds' bank through the Federal Reserve System. To purchase shares by Federal Reserve wire, call M&T Bank's Mutual Fund Services before 11:00 a.m. (Eastern time) to place your order. The order is considered immediately received. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that same day.

BUYING SHARES BY MAIL

To buy shares of a Fund for the first time by mail, complete and sign the account application form and mail it, together with your check made payable to (Name of the Fund) in an amount of $500 or more, to the address below:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, NewYork 14240-4556

Current shareholders can purchase shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check has been received.

BUYING SHARES BY TRANSFER

To purchase shares of the Funds by transferring money from a bank account, you must maintain a checking or NOW deposit account at M&T Bank or any of its affiliate banks. To place an order, call M&T Bank's Mutual Fund Services before 11:00 a.m. (Eastern time). The money will be transferred from your M&T Bank Demand Deposit Account to your Fund account that same day.

Shareholders who previously purchased shares of the Funds through The Fairfield Group, Inc., the Fund's former distributor, may continue to purchase, exchange, or redeem their shares by calling Federated Securities Corp. at (800) 618-8573.

CUSTOMER AGREEMENTS

Shareholders normally purchase shares of the Funds through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any applicable agreement between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions or limitations that may be imposed.

SYSTEMATIC INVESTMENT PROGRAM

YOU CAN BUY SHARES CONVENIENTLY THROUGH THE FUNDS' SYSTEMATIC INVESTMENT
PROGRAM.

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your bank demand deposit account. The money may be withdrawn monthly or quarterly and invested in Fund shares at the next net asset value calculated after your order is received. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

DIVIDENDS

YOU EARN DAILY DIVIDENDS.

The Funds declare dividends daily and pay them monthly. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earn ing dividends on the day after the check is converted into federal funds.

Dividends are automatically reinvested in additional shares of a Fund on the dates the dividends are paid unless you request cash payments on the account application form or by contacting M&T Bank's Mutual Fund Services.

CAPITAL GAINS

If, for some extraordinary reason, a Fund realizes capital gains, those capital gains could result in an increase in the Fund's dividends. Conversely, any capital losses realized by a Fund could result in a decrease in its dividends. In the unlikely event that a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months. The Funds do not expect to realize any capital gains or losses and, therefore, do not foresee paying any "capital gains dividends," as defined in the Internal Revenue Code.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Federated Shareholder Services Company maintains a share account for each shareholder. The Funds will not issue certificates for your shares unless you make a written request to the Funds. Federated Shareholder Services Company is a subsidiary of Federated Investors.

Monthly confirmations are sent to report transactions such as purchases and redemptions as well as dividends paid during the month.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser. You should note that an investment in the Tax-Free Fund is generally not appropriate for retirement plans or IRA accounts.

HOW TO EXCHANGE SHARES
IF YOUR INVESTMENT NEEDS CHANGE, YOU CAN CONVENIENTLY EXCHANGE SHARES OF ANY OF THE FUNDS FOR SHARES OF OTHER FUNDS IN THE CORPORATION THAT ARE REGISTERED IN YOUR STATE.

All shareholders in any of the Funds are shareholders of Vision Group of Funds, Inc. and have access to the other portfolios of the Corporation (referred to as the "Participating Funds" and listed below under "Description of Fund Shares") through an exchange program. You may exchange shares of a Participating Fund for shares of other Participating Funds at net asset value, plus any applicable sales charge.

   When exchanging into and out of Participating Funds with a sales charge and Participating Funds without a sales charge, shareholders who have paid a sales charge once upon purchasing shares of any Participating Fund, including those shares acquired by the reinvestment of dividends, will not have to pay a sales charge again on an exchange. When exchanging into and out of Participating Funds with different sales charges, exchanges are made at net asset value. Shares of Participating Funds with no sales charge acquired by direct purchase may be exchanged for shares of other Participating Funds with a sales charge at net asset value. However, shares of Participating Funds with no sales charge that were acquired by the reinvestment of dividends will not be subject to a sales charge upon an exchange into shares of a Participating Fund with a sales charge. Instead, such exchanges will be made at net asset value.

To be eligible for this exchange privilege, you must exchange shares with a net asset value of at least $500. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. You may exchange your shares only for shares of Participating Funds that may legally be sold in your state of residence. Prior to any exchange, you must receive a copy of the current prospectus of the Participating Fund into which the exchange is being made.
Once Federated Shareholder Services Company has received proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next net asset value calculated. If you do not have an account in the Participating Fund whose shares you want to acquire, you must establish a new account. Unless you specify otherwise, this account will be registered in the same name and have the same dividend and capital gains payment options as you selected with your existing account. If the new account registration (name, address, and taxpayer identification number) is not identical to your existing account, you must provide a signature guarantee to verify your signature. Please see "Signature Guarantees" below for more information about signature guarantees.

Each exchange is considered a sale of shares of one Fund and a purchase of shares of another Fund and, depending on the circumstances, may generate a short or long-term capital gain or loss for federal income tax purposes.

Each Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders will be notified prior to any modification or termination.

To find out more about the exchange privilege, call M&T Bank's Mutual Fund Services at the number listed below.

EXCHANGING SHARES BY TELEPHONE

TO BE ELIGIBLE FOR TELEPHONE EXCHANGES, SELECT THAT OPTION WHEN YOU OPEN YOUR ACCOUNT.

You may exchange shares between Participating Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-
4488). To sign-up for telephone exchanges, you must select the telephone exchange option on the new account application. It is recommended that you request this privilege on your initial application. If you do not and later wish to take advantage of telephone exchanges, you may call M&T Bank's Mutual Fund Services for authorization.

You can only exchange shares by telephone between Fund accounts with identical shareholder registrations (names, addresses, and taxpayer identification numbers).

Telephone exchange instructions must be received by M&T Bank by 11:00 a.m. (Eastern time) and transmitted to Federated Shareholder Services Company before 4:00 p.m. (Eastern time) for shares to be exchanged that same day. You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You may have difficulty making exchanges by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written exchange request by mail for next day delivery to the Vision Group of Funds, Inc. at the address shown below.

If you have certificates for the shares you want to exchange, you cannot make a telephone exchange. Instead, the certificates must be properly endorsed and should be sent by registered or certified mail, along with your written exchange request, to the Vision Group of Funds, Inc. at the address shown below. M&T Bank's Mutual Fund Services will then forward the certificate to the transfer agent, Federated Shareholder Services Company, and the shares will be deposited in your account before the exchange is made.

Shareholders requesting the telephone exchange service authorize the corporation and its agents to act upon their telephonic instructions to exchange shares from any account for which they have authorized such services. Exchange instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Funds, the Funds may be liable for losses due to unauthorized or fraudulent telephone instructions.

EXCHANGING SHARES BY MAIL

You may exchange shares by mail by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556

HOW TO REDEEM SHARES

YOU CAN REDEEM FUND SHARES BY TELEPHONE, CHECK, OR MAIL. TO ENSURE YOUR SHARES ARE REDEEMED EXPEDITIOUSLY, PLEASE FOLLOW THE PROCEDURES EXPLAINED BELOW.

Each Fund redeems or repurchases your shares at the net asset value per share next determined after the Fund receives your redemption request. You may only redeem shares on days when the Funds compute their net asset value. You cannot redeem shares on days when the New York Stock Exchange or M&T Bank is closed, or on federal holidays when wire transfers are restricted (Columbus Day, Veterans' Day, and Martin Luther King Day). While you may redeem various amounts by telephone, check, or written request, you can close your account only by writing.

TELEPHONE REDEMPTIONS

TO QUALIFY FOR TELEPHONE REDEMPTIONS, CHOOSE THAT OPTION WHEN YOU OPEN YOUR ACCOUNT.
You may redeem your shares by calling M&T Bank's Mutual Fund Services at
(800) 836-2211 (in the Buffalo area, phone 842-4488) before 11:00 a.m.
(Eastern time). The proceeds will be wired that same day directly to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank account that is a member of the Federal Reserve system. M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.

You will be automatically eligible for telephone redemptions, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone/ wire redemption option on your initial application. If you do not do this and later wish to take advantage of telephone redemptions, you must call M&T Bank's Mutual Fund Services for authorization forms. If your redemption request is received after 11:00 a.m. (Eastern time), you will be paid the Fund's daily dividend on those shares. However, the proceeds will not be wired to your bank account until the following business day. If your redemption request is received before 11:00 a.m. (Eastern time), the proceeds will be wired the same day, but you will not receive that day's dividend.

You may have difficulty redeeming shares by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written exchange request by mail for next day delivery to the Vision Group of Funds. Inc. at the address shown below.

Each Fund reserves the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination.
If you hold shares in certificate form or hold Fund shares through an IRA account, you cannot redeem those shares by phone, but instead must redeem them in writing as explained below.

Shareholders who accept the telephone redemption service authorize the Corporation and its agents to act upon their telephonic instructions to redeem shares from any account for which they have authorized such services. Redemption instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Funds, the Funds may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES BY CHECK

At your request, Federated Shareholder Services Company will establish a checking account that allows you to redeem Fund shares by writing checks in amounts of $250 or more. The ability to redeem shares by check may not be available when establishing an account through certain financial institutions (such as brokers). You should read this prospectus together with any applicable agreement between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions or limitations that may be imposed. For more information, contact M&T Bank's Mutual Fund Services.

REDEEMING SHARES BY MAIL

You may also redeem shares by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556
Please call M&T Bank's Mutual Fund Services for specific instructions before redeeming by letter. Your written request must include your name, the Fund's name, your account number, and the share or dollar amount you want to redeem. If share certificates have been issued to you, those certificates must be properly endorsed and should be sent by registered or certified mail along with your redemption request.



SIGNATURE GUARANTEES

A signature guarantee verifies the authenticity of your signature. For your protection, you must have your signature guaranteed on written redemption requests in the following instances:

  if you are redeeming shares worth $50,000 or more;

  if you want a redemption of any amount sent to an address other than your address on record with a Fund;

  if you want a redemption of any amount payable to someone other than yourself as the shareholder of record; or

  if you want to transfer the registration of Fund shares.

  signature guarantee must be provided by:

  a trust company or commercial bank whose deposits are insured by BIF, which is administered by the FDIC;

  a savings bank or savings association whose deposits are insured by SAIF, which is administered by the FDIC;
  a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchange; or

  any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

THE FUNDS' SYSTEMATIC WITHDRAWAL PROGRAM LETS YOU RECEIVE REGULAR AUTOMATIC PAYMENTS OF A PREDETERMINED AMOUNT.

If you own Fund shares worth $10,000 or more you can have regular payments of $50 or more sent from your Fund account to you, another person you designate or your bank demand deposit account. Fund shares are redeemed to provide monthly or quarterly payments in the amount you specify.
Depending on the amount you are withdrawing, the amount of dividends and any capital gains distributions paid on the Fund shares, and any possible fluctuations in a Fund's net asset value per share, these redemptions may reduce and eventually exhaust your investment in the Fund. For this reason, you should not consider systematic withdrawal payments as yield or income received on your investment in the Fund.

For more information and an application form for the Systematic Withdrawal Program, call M&T Bank's Mutual Fund Services.

INVOLUNTARY REDEMPTIONS

Because of the high cost of maintaining accounts with low balances, the Funds may redeem your shares and send you the proceeds if your account balance falls below a minimum value of $250 due to shareholder redemptions. Shareholders who make large or frequent withdrawals may be particularly vulnerable to this involuntary redemption process. However, before shares are redeemed to close an account, the shareholder will be notified in writing and given 30 days to purchase additional shares to meet the minimum balance requirement.

Further, each Fund reserves the right to redeem shares involuntarily or make payment for redemptions in the form of securities if it appears appropriate to do so in light of the Fund's responsibilities under the Investment Company Act of 1940.

TAX INFORMATION

THE FOLLOWING DISCUSSION ON TAXES IS FOR GENERAL INFORMATION ONLY. PLEASE CONSULT YOUR OWN TAX ADVISER FOR SPECIFIC TAX INFORMATION ABOUT YOUR PARTICULAR SITUATION.
Below is a general discussion of tax considerations for each of the Funds. No attempt has been made to present a detailed explanation of the federal, state, and local income tax treatment of a Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning.

The tax consequences discussed here apply whether you receive dividends in cash or reinvest them in additional shares. The Funds will send you tax information annually regarding the federal income tax consequences of distributions made during the year. You should definitely consult your own tax adviser about any state or local taxes that may apply.

Each Fund will be treated as a separate entity for federal income purposes. Income earned by each of the Funds, including any capital gains or losses realized, is not combined with income earned on the Corporation's other portfolios.

The Funds intend to qualify each year as a regulated investment company under the Internal Revenue Code so that they are not required to pay federal income taxes on the income and capital gains distributed to shareholders.

TAX-FREE FUND

THE FUND EXPECTS MOST OF ITS INCOME TO BE EXEMPT FROM FEDERAL REGULAR
INCOME TAX.

FEDERAL TAXES

Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest received from tax-exempt municipal securities (exempt-interest dividends). The Fund intends to invest its assets so that most of the dividends it pays will be considered exempt-interest dividends. Shareholders will be required to pay federal income tax on dividends received from the Fund attributable to capital gains and net interest received from taxable temporary investments, although the Fund anticipates that such amounts will be limited.

However, exempt-interest dividends on certain private activity municipal securities may be included in calculating the federal alternative minimum tax ("AMT") for individuals and corporations. The AMT is a special federal tax that applies to taxpayers who claim certain large regular income tax deductions, which are referred to as tax preference items. Among these tax preference items is the income earned on certain private activity municipal bonds issued after August 7, 1986. Individual taxpayers compute the alternative minimum tax by adding back these tax preference items to their regular taxable income, subtracting certain adjustments and applying a tax rate of up to 28% of income subject to the AMT. You only pay the AMT if it exceeds your federal regular income tax liability for the year.

The Fund may invest in all types of municipal securities, including private activity municipals that may be subject to the AMT. To the extent the Fund invests in AMT obligations, a portion of the Fund's dividends will be treated as a tax preference item for shareholders potentially affected by the AMT. But this is only meaningful if you yourself are subject to the AMT. Ask your own tax adviser for more information.

NEW YORK TAXES

Under existing New York laws, shareholders will not be subject to New York State or New York City personal income taxes on dividends to the extent that such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986, as amended, and represent interest income attributable to obligations of the State of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. To the extent that distributions are derived from other income, such distributions will be subject to New York State or New York City personal income tax.

The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York State and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.

Dividends paid by the Fund are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

CORPORATE SHAREHOLDER INFORMATION

In the case of a corporate shareholder, all exempt-interest dividends paid by the Fund are included in computing the shareholder's adjusted current earnings, upon which is based a separate corporate preference item that may be subject to the AMT. The corporate AMT tax rate is 20%.

No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.

Dividends paid by the Fund are not exempt from the New York State franchise tax on corporations or the New York City general corporation tax.

THE TAX TREATMENT OF TEMPORARY INVESTMENTS
Dividends paid by the Fund that are attributable to the net interest earned on some temporary investments and any realized net short-term capital gains are taxed as ordinary income.

MONEY MARKET FUND AND TREASURY FUND

FEDERAL INCOME TAXES

Unless shareholders are otherwise exempt from taxes, they are required to pay federal income taxes on Fund dividends and other distributions received (including capital gains distributions, if any).

DESCRIPTION OF FUND SHARES

Vision Group of Funds, Inc. (the "Corporation") was organized as a Maryland corporation on February 23, 1988, and the Funds commenced operations on June 1, 1988. The Corporation has authorized capital of 10 billion shares of common stock with a par value of $.001 per share (referred to as capital stock). The Corporation's Articles of Incorporation permit the Corporation to offer separate series of shares in the Funds or other future portfolios. Currently, the Corporation offers seven portfolios: Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision New York Tax-Free Fund, Vision Growth and Income Fund, and Vision Capital Appreciation Fund.

Each Fund share represents an equal proportionate interest in the Fund with other shares of the same class and participates equally in the dividends and any other distributions that are declared at the discretion of the Corporation's Board of Directors.

VOTING RIGHTS AND OTHER INFORMATION
EACH SHARE OF EACH FUND IS ENTITLED TO ONE VOTE IN DIRECTOR ELECTIONS AND OTHER MATTERS SUBMITTED TO SHAREHOLDERS FOR VOTE.

   Shareholders of the Fund are entitled to one vote for each full share they hold and to fractional votes for any fractional shares they hold. Shareholders in all the Funds generally vote in the aggregate and not by class, unless the law expressly requires otherwise or the Board of Directors determines that the matter to be voted upon affects only the interests of shareholders of a particular class. (See the "Description of Fund Shares" in the Statement of Additional Information for examples of when the Investment Company Act of 1940 requires that shareholders vote by class.) As of April 18, 1997, Tice & Co., Buffalo, New York, acting in various capacities for numerous accounts, was the owner of record of 43.24% of the voting securities of the Money Market Fund; 80.97% of the voting securities of the Treasury Fund; and 59% of the voting securities of the Tax-Free Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

The Funds are not required to hold annual shareholder meetings, unless matters arise that require a vote of the shareholders under the Investment Company Act of 1940. That law requires a vote of the shareholders to approve changes in the Funds' investment advisory agreement, to replace the Funds' independent certified public accountants and, under certain circumstances, to elect members to the Corporation's Board of Directors.

Directors may be removed by the Corporation's Board of Directors or by a vote of shareholders at a special meeting. The Corporation's Board of Directors will promptly call a special meeting of shareholders upon the written request of shareholders owning at least 10% of any Fund's outstanding shares.
As used in this prospectus, "assets belonging to the Fund" means the money received by the Corporation upon the issuance or sale of shares in a Fund, together with all income, earnings, profits, and proceeds derived from the investment of that money. This includes any proceeds from the sale, exchange, or liquidation of these investments, any funds or payments derived from the reinvestment of these proceeds, and a portion of the general assets of the Corporation that do not otherwise belong to the Fund.

Assets belonging to a Fund are charged with the direct expenses and liabilities of that Fund and with a share of the general expenses and liabilities of the Corporation. The general expenses and liabilities of the Corporation are allocated in proportion to the relative asset values of all the Corporation's portfolios at the time the expense or liability is incurred.

The management of the Corporation determines each Fund's direct and allocable liabilities at the time the expense or liability is incurred as well as each Fund's allocable share of any general assets at the time the asset is acquired. These determinations are reviewed and approved annually by the Corporation's Board of Directors and are conclusive.



ADDRESSES

Vision Group of Funds, Inc. P.O. Box 4556 Buffalo, New York 14240-4556
(800) 836-2211  (716) 842-4488

DISTRIBUTOR Federated Securities Corp. Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER Manufacturers and Traders Trust Company One M&T Plaza Buffalo, New York 14240

CUSTODIAN State Street Bank and Trust Company P.O. Box 1790 Boston, Massachusetts 02105-9849

ADMINISTRATOR Federated Administrative Services Federated Investors Tower Pittsburgh, Pennsylvania 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT Federated Shareholder Services Company P.O. Box 8600 Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS Ernst & Young LLP One Oxford Centre Pittsburgh, Pennsylvania 15219

Vision Money Market Fund

Vision Treasury Money Market Fund

Vision New York Tax-Free Money Market Fund

   Prospectus dated June 30, 1997



[LOGO OF VISION]

[LOGO] FEDERATED INVESTORS MANUFACTURERS AND TRADERS TRUST COMPANY Since 1955 Investment Adviser Federated Investors Tower A subsidiary of First Empire State Corporation Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is subsidiary of Federated Investors.

92830F307 92830F208 92830F109

   1072302A (6/97) TR1072302A (6/97)




                           VISION MONEY MARKET FUND
                 (A PORTFOLIO OF VISION GROUP OF FUNDS, INC.)
                     STATEMENT OF ADDITIONAL INFORMATION
      This Statement of Additional Information relates to the prospectus of one portfolio of the Vision Group of Funds, Inc., referred to as the Vision Money Market Fund (the ``Fund') dated June 30, 1997.
   This Statement of Additional Information is not a prospectus itself, but should be read in conjunction with the Fund's current prospectus dated June 30, 1997. This Statement of Additional Information is incorporated into the Fund's prospectus by reference. To receive a copy of the prospectus, or a paper copy of this Statement Additional Information, if you have received it electronically, write to Vision Group of Funds, Inc., P.O. Box 4556, Buffalo, NY 14240-4556, or call
   (800) 836-2211 or (716) 842-4488. Please retain this Statement of Additional Information for further reference.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
           Statement of Additional Information dated June 30, 1997



   MANUFACTURERS AND TRADERS
   TRUST COMPANY
   Investment Adviser
   A subsidiary of First empire State Corporation
   Federated Securities Corp. is distributor for the Fund.
GENERAL INFORMATION ABOUT THE FUND             1

INVESTMENT OBJECTIVE AND POLICIES              1

 Types of Investments                          1
 U.S. Government Obligations                   1
 When-Issued and Delayed Delivery Transactions 1
 Reverse Repurchase Agreements                 1
 Credit Enhancement                            2
INVESTMENT LIMITATIONS                         2

 Regulatory Compliance                         3
VISION GROUP OF FUNDS, INC. MANAGEMENT         4

 Fund Ownership                                1
 Directors' Compensation                       2
 Director Liability                            2
INVESTMENT ADVISORY SERVICES                   2

 Adviser to the Fund                           2
 Advisory Fees                                 3
OTHER SERVICES                                 3

 Administrative Services                       3
 Custodian and Portfolio Accountant            3
 Transfer Agent and Dividend Disbursing Agent  3
 Independent Auditors                          3
BROKERAGE TRANSACTIONS                         3

DESCRIPTION OF FUND SHARES                     4

HOW TO BUY SHARES                              5

 Conversion to Federal Funds                   5
 Cash Sweep Program                            5
DETERMINING NET ASSET VALUE                    5

REDEEMING SHARES                               6
   BANKING LAWS                                6

TAX STATUS                                     6

 The Fund's Tax Status                         6
 Shareholders' Tax Status                      6
TOTAL RETURN                                   7

YIELD                                          7

EFFECTIVE YIELD                                7

PERFORMANCE COMPARISONS                        7

 Economic and Market Information               8
GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Vision Group of Funds, Inc. (the
`Corporation''). The Corporation was established as a Maryland corporation under Articles of Incorporation dated February 23, 1988.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to seek current income with liquidity and stability of principal by investing in high-quality money market instruments.
TYPES OF INVESTMENTS
The Fund invests in money market instruments which mature in 397 days or less and which include, but are not limited to, commercial paper and variable amount demand master notes, bank instruments, U.S. government obligations, and repurchase agreements.
The instruments of banks and savings and loans that are members of the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations.
U.S. GOVERNMENT OBLIGATIONS
The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain
      obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oFarm Credit Banks;
     oStudent Loan Marketing Association;
     oFederal Home Loan Mortgage Corporation;
     oFederal Home Loan Banks; and
     oFederal National Mortgage Association.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies, not for investment leverage. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of its assets.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
The above investment objective and policies cannot be changed without approval of a majority of the outstanding shares of the Fund.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
INVESTMENT LIMITATIONS

The Fund will not change any of the investment limitations described below without approval of a majority of the outstanding shares of the Fund.
   SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, or participate on a joint or joint and several basis in any securities trading account.
   BORROWING MONEY
     The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the terms described in the Prospectus. The Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.
   PLEDGING SECURITIES
     The Fund will not mortgage, pledge, or hypothecate any securities, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowings.
   INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE
     The Fund will not invest in commodities, commodity contracts (including futures contracts), real estate, oil, gas, or mineral exploration or development programs, except that it may purchase marketable securities of companies engaged in such activities.
   UNDERWRITING
     The Fund will not engage in underwriting of securities issued by others.
   LENDING CASH OR SECURITIES
     The Fund will not make loans except that the Fund may purchase or hold debt instruments, including repurchase agreements, in accordance with its investment objective and policies.
   INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not invest in securities issued by any other investment company, except as part of a merger, consolidation, reorganization, or acquisition of assets.
   DIVERSIFICATION OF INVESTMENTS
     The Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.
   CONCENTRATION OF INVESTMENTS
     The Fund will not invest more than 25% of the value of its total assets in any one industry. Utilities, however, will be divided according to their services; for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry. Wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing activities of their parents. In addition, the Fund may invest more than 25% in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan association and bankers' acceptances), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments (i.e., repurchase agreements).
   ISSUING SENIOR SECURITIES
     The Fund will not issue senior securities.
   INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest in securities subject to legal or contractual restrictions.
   INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE CORPORATION
     The Fund will not purchase or retain the securities of any issuer if the officers or Directors of the Corporation or the Fund's investment adviser owning beneficially more than one-half of 1% of the issuer's securities together own beneficially more than 5% of such securities.
   DEALING IN PUTS AND CALLS
     The Fund will not write or purchase put or call options.
   INVESTING IN NEW ISSUERS
     The Fund will not invest more than 10% of the value of its total assets in the securities of issuers which have records of less than three years of continuous operation, including the operation of any predecessor.
   VOTING SECURITIES AND REVENUE BONDS
     The Fund will not buy common stocks or voting securities of state, municipal or industrial revenue bond issuers.
   PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not invest in any issuer for purposes of exercising control or management.
   Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.
REGULATORY COMPLIANCE
The Fund is a money market fund. Many of the Fund's investment policies are fundamental, cannot be changed without vote of shareholders, and were constructed so as to comply with Rules promulgated by the Securities and Exchange Commission (SEC) governing mutual funds' use of the amortized cost method of accounting, as they were in effect at the time the Fund were created.
The SEC has subsequently revised Rule 2a-7 under the Investment Company Act of 1940 which governs money market funds' use of the amortized cost method of accounting. As a result of the revisions, the Fund will adhere to certain nonfundamental operating policies that are more restrictive in order to comply with revised Rule 2a-7. Since the Fund may follow such operating policies without violating its fundamental investment policies and limitations, the Fund does not presently intend to ask for shareholder approval of changes to the Fund's investment policies or limitations.
The Fund will invest in money market instruments (See the section of the prospectus entitled "Acceptable Investments"). These securities must be either rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such rating.
The Fund will follow applicable regulations in determining whether a security rated by NRSROs can be treated as being in the twohighest short-term rating categories.
The Fund will invest more than 5% of its assets in any one issuer only under circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders, unless such changes are more permissive than the Fund's fundamental policies.
VISION GROUP OF FUNDS, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Vision Group of Funds, Inc., and principal occupations.


Randall I. Benderson
570 Delaware Avenue
Buffalo, NY
Birthdate: January 12, 1955
Director
Senior Vice President and Chief Operating Officer, Benderson Development Company, Inc.


Joseph J. Castiglia
Roycroft Campus
21 South Grove Street, Suite 291
East Aurora, NY  14052
Birthdate:  July 20, 1934
Director
Director, New York State Electric & Gas Corp.; Secewsow Environmental Services, Inc.; Blue Cross & Blue Shield of Western New York; Buffalo Branch, Federal Reserve Bank of New York; and Former President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc.


Daniel R. Gernatt, Jr.
Richardson & Taylor Hollow Roads
Collins, NY
Birthdate:  July 14, 1940
Director
President and CFO of Gernatt Asphalt Products, Inc.; Executive Vice President, Dan Gernatt Gravel Products, Inc.; Vice President, Countryside Sand & Gravel, Inc.


George K. Hambleton, Jr.
670 Young Street
Tonawanda, NY
Birthdate:  February 8, 1933
Director
   Former President, Brand Name Sales, Inc.; President, Hambleton & Carr,
Inc.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President and Treasurer
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of other funds distributed by Federated Securities Corp.; President, Executive Vice President and Treasurer of other funds distributed by Federated Securities Corp.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate: March 23, 1960
Vice President and Assistant Treasurer
Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of other funds distributed by Federated Securities Corp.


Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA
Birthdate: November 17, 1961
Secretary
   Corporate Counsel and Vice President, Federated Administrative Services; formerly Attorney, Morrison & Foerster (law firm).


FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding shares.
   As of April 18, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Tice & Co., Buffalo, New York, owned approximately 264,428,489 shares (43.24%) and National Financial Services Co., New York, New York, owned approximately 34,286,181 shares (5.60%).


   DIRECTORS' COMPENSATION
                      AGGREGATE
NAME,                 COMPENSATION
POSITION WITH         FROM
CORPORATION          CORPORATION * #

Randall I. Benderson,
Director              $9,500

Joseph J. Castiglia,
Director              $10,000

Daniel R. Gernatt, Jr.,
Director              $10,000

George K. Hambleton,  Jr.,
Director              $10,000

*Information is furnished for the fiscal year ended April 30, 1997. The Corporation is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Corporation which is comprised of seven portfolios.
DIRECTOR LIABILITY
With respect to the removal of a Director of the Corporation, the Corporation's By-Laws provide, in accordance with applicable law, that a Director may be removed from the Board at a meeting of shareholders called for that purpose upon the majority vote of the shareholders of the Corporation entitled to vote at such meeting. Such a meeting shall be called by the President or the Board of Directors or at the request in writing of shareholders entitled to cast at least ten percent (10%) of the votes entitled to be cast at such meeting. Such shareholders' request shall state the purpose of the proposed meeting, and the Corporation shall inform those shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting to the other shareholders and, on payment of these costs, shall notify each shareholder entitled to notice of the meeting.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
Investment advisory services are provided to the Fund by Manufacturers and Traders Trust Company (`M&T Bank'') pursuant to an investment advisory agreement dated April 25, 1988. The advisory services provided and the expenses assumed by M&T Bank, as well as the advisory fees payable to it, are described in the Fund's Prospectus.
The investment advisory agreement provides that M&T Bank shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with its performance under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of M&T Bank in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder. Because of internal controls maintained by M&T Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of M&T Bank's or its affiliates' lending relationships with an issuer.
Unless sooner terminated, the advisory agreement between the Fund and M&T Bank will continue in effect from year to year if such continuance is approved at least annually by the Corporation's Board of Directors, or by vote of a majority of the outstanding shares of the Fund (as defined in the Prospectus), and by a majority of the Directors who are not parties to the advisory agreement or interested persons (as defined in the Investment Company Act of 1940) of any party to the advisory agreement, by vote cast in person at a meeting called for such purpose. The advisory agreement is terminable at any time on sixty days' written notice without penalty by the Directors, by vote of a majority of the outstanding shares of the Fund, or by M&T Bank. The advisory agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940. ADVISORY FEES
   For its advisory services, M&T Bank receives an annual investment advisory fee as described in the Prospectus. During the fiscal years ended
April 30, 1997, 1996, and 1995, the Fund's adviser earned $     ,
                                                           -----
$2,339,981, and $1,635,164, respectively, which were reduced by $     ,
                                                                 -----
$530,234, and $618,151, respectively, because of undertakings to limit the Fund's expenses. All advisory fees were computed on the same basis as in the advisory contract described in the Prospectus.
       OTHER SERVICES

ADMINISTRATIVE SERVICES
   Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the Prospectus. For the fiscal years ended April 30, 1997,
1996, and 1995, Federated Administrative Services earned $     , $531,676,
                                                          -----
and $415,548,  respectively, of which $     , $5,988, and $0, respectively,
                                       -----
were waived
CUSTODIAN AND PORTFOLIO ACCOUNTANT
   State Street Bank and Trust Company (`State Street Bank''), Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company, Pittsburgh, Pennsylvania, the Fund's registered transfer agent, maintains all necessary shareholder records.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
BROKERAGE TRANSACTIONS

Pursuant to the Fund's advisory agreement, M&T Bank determines which securities are to be sold and purchased by the Fund and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asking price. While M&T Bank generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed below.
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Board of Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided
The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with M&T Bank, or its affiliates, and will not give preference to M&T Bank's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements. While serving as investment adviser to the Fund, M&T Bank has agreed to maintain its policy and practice of conducting its Trust and Investment Services Division independently of its Commercial Department. The Fund's advisory agreement provides that, in making investment recommendations for the Fund, Trust and Investment Services Division personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale by the Fund is a customer of the Commercial Department and, in dealing with its commercial customers, the Commercial Department will not inquire or take into consideration whether securities of such customers are held by the Fund. Although investment decisions for the Fund are made independently from those of the other accounts managed by M&T Bank, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by M&T Bank are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by M&T Bank to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
The Fund does not intend to seek profits through short-term trading. The Fund's annual portfolio turnover will be relatively high but portfolio turnover is not expected to have a material effect on the net income of the Fund.
   For the fiscal years ended April 30, 1997, 1996, and 1995, the Fund paid no commissions on brokerage transactions.
DESCRIPTION OF FUND SHARES

The Corporation's Articles of Incorporation authorize the Board of Directors to issue up to ten billion full and fractional shares of Common Stock, of which seven billion shares have been classified into seven classes of one billion shares each. Three billion shares remain unclassified at this time. Shares of Classes A, B, C, D, E, F and G Common Stock represent interests in Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision New York Tax-Free Fund, Vision Growth and Income Fund, and Vision Capital Appreciation Fund, respectively.
The Board of Directors may classify or reclassify any unissued shares of the Corporation into one or more additional classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.
Shares have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Fund's Prospectus and this Statement of Additional Information, the Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Corporation, shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the Fund and the Corporation's other portfolios, of any general assets not belonging to any particular portfolio which are available for distribution.
Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Corporation shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, Rule 18f-2 also provides that the ratification of independent certified public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Corporation voting without regard to class.
Notwithstanding any provision of Maryland law requiring a greater vote of the Corporation's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Corporation's Articles of Incorporation, the Corporation may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Fund and the Corporation's other portfolios (voting together without regard to class).
HOW TO BUY SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve wire system are open for business. The procedure for purchasing shares of the Fund is explained in the Prospectus under `How to Buy Shares.''
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. M&T Bank and State Street Bank act as the shareholders' agents in depositing checks and converting them to federal funds.
CASH SWEEP PROGRAM
The Fund reserves the right to create a Cash Sweep Program in the future. For participating accounts, cash accumulations in demand deposit accounts with M&T Bank would be automatically invested in shares of the Fund on a day selected by M&T Bank and its customer, or when the demand deposit account reaches a predetermined dollar amount (e.g., $5,000).
   PARTICIPATING DEPOSITORY INSTITUTIONS
     Participating depository institutions would be responsible for prompt transmission of orders relating to the program. These depository institutions would be the record owners of the shares of the Fund. Depository institutions participating in this program would be able to charge their customers for services relating to the program. This Statement of Additional Information should, therefore, be read together with any agreement between the customer and the depository institution with regard to the services to be provided, the fees to be charged for those services, and any restrictions and limitations that would be imposed. Beneficial ownership of Fund shares held by M&T Bank and other institutional investors on behalf of their customers would be recorded by the institutions and reflected in the regular account statements provided by institutions to their customers.
DETERMINING NET ASSET VALUE


The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
   The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
       REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the Prospectus under `Redeeming Shares.''
   BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such company as agent for and upon the order of their customers.
Some entities providing services to the Funds are subject to such banking laws and regulations. They believe that they may perform those services for the Funds contemplated by any agreement entered into with the Funds without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Corporation's Board of Directors would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income taxes on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
Net income for dividend purposes includes (i) interest and dividends accrued and discount earned on the Fund's assets (including both original issue and market discount), less (ii) amortization of any premium and accrued expenses directly attributable to the Fund, and the general expenses (e.g. legal, accounting and Directors' fees) of the Corporation prorated to the Fund on the basis of its relative net assets.
   CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
TOTAL RETURN

   The Fund's average annual total returns for the one-year and five-year periods ended April 30, 1997, and for the period from June 1, 1988 (date of
initial public investment) to April 30, 1997, were       %,      % and
                                                    -----   -----
     %, respectively.
-----
The average annual total return for the shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

   The Fund's yield for the seven-day period ended April 30, 1997, was
     %. The Fund calculates its yield daily, based upon the seven days
-----
ending on the day of the calculation, called the `base period.'' This yield is computed by:
     odetermining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;
     odividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
     omultiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.
EFFECTIVE YIELD

   The Fund's effective yield for the seven-day period ended April 30,
1997, was      %.
          -----
The Fund's effective yield is computed by compounding the unannualized base period return by:
     oadding 1 to the base period return;
     oraising the sum to the 365/7th power; and
     osubtracting 1 from the result.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates on money market instruments;
     ochanges in Fund expenses; and
     othe relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the ``money market instrument funds'' category in advertising and sales literature.
     oBANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.
     oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, inluding time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the shares of the Fund are not insured.
ECONOMIC AND MARKET INFORMATION
   Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute(`ICI''). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.
    92830F307
       G01716-05 (6/97)





                      VISION TREASURY MONEY MARKET FUND
                 (A PORTFOLIO OF VISION GROUP OF FUNDS, INC.)
                     STATEMENT OF ADDITIONAL INFORMATION
      This Statement of Additional Information relates to the prospectus of one portfolio of the Vision Group of Funds, Inc., referred to as the Vision Treasury Money Market Fund (the ``Fund') dated June 30, 1997. This Statement of Additional Information is not a prospectus itself, but should be read in conjunction with the Fund's current prospectus dated June 30, 1997. This Statement of Additional Information is incorporated into the Fund's prospectus by reference. To receive a copy of the prospectus, or a paper copy of this Statement of Additional Information, if you have received it electronically, write to Vision Group of Funds, Inc., P.O. Box 4556, Buffalo, NY 14240-4556, or call
   (800) 836-2211 or (716) 842-4488. Please retain this Statement of Additional Information for further reference.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
           Statement of Additional Information dated June 30, 1997









   MANUFACTURERS AND TRADERS
   TRUST COMPANY
   Investment Adviser
   A subsidiary of First empire State Corporation
   Federated Securities Corp. is distributor for the Fund.


GENERAL INFORMATION ABOUT THE FUND             1

INVESTMENT OBJECTIVE AND POLICIES              1

 Types of Investments                          1
 Repurchase Agreements                         1
 Reverse Repurchase Agreements                 1
 Credit Enhancement                            1
 When-Issued and Delayed Delivery Transactions 1
INVESTMENT LIMITATIONS                         2

 Regulatory Compliance                         3
VISION GROUP OF FUNDS, INC. MANAGEMENT         3

 Fund Ownership                                6
 Directors' Compensation                       6
 Director Liability                            6
INVESTMENT ADVISORY SERVICES                   6

 Adviser to the Fund                           6
 Advisory Fees                                 7
OTHER SERVICES                                 7

 Administrative Services                       7
 Custodian and Portfolio Accountant            7
 Transfer Agent and Dividend Disbursing Agent  7
 Independent Auditors                          7
BROKERAGE TRANSACTIONS                         7

DESCRIPTION OF FUND SHARES                     8

HOW TO BUY SHARES                              9


 Conversion to Federal Funds                   9
 Cash Sweep Program                            9
DETERMINING NET ASSET VALUE                    9

REDEEMING SHARES                              10

   BANKING LAWS                               10

TAX STATUS                                    10

 The Fund's Tax Status                        10
 Shareholders' Tax Status                     10
TOTAL RETURN                                  10

YIELD                                         11

EFFECTIVE YIELD                               11

PERFORMANCE COMPARISONS                       11

 Economic and Market Information              13


GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Vision Group of Funds, Inc. (the
`Corporation''). The Corporation was established as a Maryland corporation under Articles of Incorporation dated February 23, 1988.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to seek current income with liquidity and stability of principal by investing in direct obligations of the U.S. Treasury with remaining maturities of 397 days or less.
TYPES OF INVESTMENTS
The Fund invests in direct obligations of the U.S. Treasury, such as bills, notes, and bonds, and repurchase agreements collateralized by U.S. Treasury obligations, which mature in 397 days or less.
`U.S. Treasury Obligations'' refers to evidences of indebtedness issued by the United States that are fully guaranteed as to principal and interest by the United States, maturing in one year or less from the date of acquisition or purchased pursuant to repurchase agreements that provide for repurchase by the seller within one year from the date of acquisition. REPURCHASE AGREEMENTS
The Fund may invest in repurchase agreements as described in the Prospectus.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
The above investment objective and policies cannot be changed without approval of a majority of the outstanding shares of the Fund.
       WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies, not for the purpose of acquiring portfolio securities. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of its assets.
INVESTMENT LIMITATIONS

The Fund will not change any of the investment limitations described below without approval of a majority of the outstanding shares of the Fund.


   SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, or participate on a joint or joint and several basis in any securities trading account.
   BORROWING MONEY
     The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the terms described in the Prospectus. The Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.
   PLEDGING SECURITIES
     The Fund will not mortgage, pledge, or hypothecate any securities, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowings.
   INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE
     The Fund will not invest in commodities, commodity contracts (including futures contracts), real estate, oil, gas, or mineral exploration or development programs, except that the purchase of marketable securities of companies engaged in such activities is not hereby precluded.
   UNDERWRITING
     The Fund will not engage in underwriting of securities issued by others.
   LENDING CASH OR SECURITIES
     The Fund will not make loans except that the Fund may purchase or hold debt instruments, including repurchase agreements, in accordance with its investment objective and policies.


   INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not invest in securities issued by any other investment company, except as part of a merger, consolidation, reorganization, or acquisition of assets.
   ISSUING SENIOR SECURITIES
     The Fund will not issue senior securities.
   INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest in securities subject to legal or contractual restrictions.
   INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE CORPORATION
     The Fund will not purchase or retain the securities of any issuers if the officers or Directors of the Corporation or the Fund's investment adviser owning beneficially more than one-half of 1% of the issuer's securities together own beneficially more than 5% of such securities.
   DEALING IN PUTS AND CALLS
     The Fund will not write or purchase put or call options.
   INVESTING IN NEW ISSUERS
     The Fund will not invest more than 10% of the value of its total assets in the securities of issuers which have records of less than three years of continuous operation, including the operation of any predecessor.
   VOTING SECURITIES AND REVENUE BONDS
     The Fund will not buy common stocks or voting securities of state, municipal or industrial revenue bond issuers.
   PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not invest in any issuer for purposes of exercising control or management.


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.
REGULATORY COMPLIANCE
The Fund is a money market fund. Many of the Fund's investment policies are fundamental, cannot be changed without vote of shareholders, and were constructed so as to comply with Rules promulgated by the Securities and Exchange Commission (SEC) governing mutual funds' use of the amortized cost method of accounting, as they were in effect at the time the Fund were created.
The SEC has subsequently revised Rule 2a-7 under the Investment Company Act of 1940 which governs money market funds' use of the amortized cost method of accounting. As a result of the revisions, the Fund will adhere to certain nonfundamental operating policies that are more restrictive in order to comply with revised Rule 2a-7. Since the Fund may follow such operating policies without violating its fundamental investment policies and limitations, the Fund does not presently intend to ask for shareholder approval of changes to the Fund's investment policies or limitations.
The Fund will invest in money market instruments (See the section of the prospectus entitled "Acceptable Investments"). The Fund will follow applicable regulations in determining whether a security rated by nationally recognized statistical rating organizations ("NRSROs") can be treated as being in the highest short-term rating category.
The Fund will invest more than 5% of its assets in any one issuer only under circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders, unless such changes are more permissive than the Fund's fundamental policies.
VISION GROUP OF FUNDS, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Vision Group of Funds, Inc., and principal occupations.


Randall I. Benderson
570 Delaware Avenue
Buffalo, NY
Birthdate: January 12, 1955
Director
Senior Vice President and Chief Operating Officer, Benderson Development Company, Inc.


Joseph J. Castiglia
Roycroft Campus
21 South Grove Street, Suite 291
East Aurora, NY  14052
Birthdate:  July 20, 1934
Director
Director, New York State Electric & Gas Corp.; Secewsow Environmental Services, Inc.; Blue Cross & Blue Shield of Western New York; Buffalo


Branch, Federal Reserve Bank of New York; and Former President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc.




Daniel R. Gernatt, Jr.
Richardson & Taylor Hollow Roads
Collins, NY
Birthdate:  July 14, 1940
Director
President and CFO of Gernatt Asphalt Products, Inc.; Executive Vice President, Dan Gernatt Gravel Products, Inc.; Vice President, Countryside Sand & Gravel, Inc.


George K. Hambleton, Jr.
670 Young Street
Tonawanda, NY
Birthdate:  February 8, 1933
Director
   Former President, Brand Name Sales, Inc.; President, Hambleton & Carr,
Inc.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President and Treasurer


Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of other funds distributed by Federated Securities Corp.; President, Executive Vice President and Treasurer of other funds distributed by Federated Securities Corp.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate: March 23, 1960
Vice President and Assistant Treasurer
Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of other funds distributed by Federated Securities Corp.


Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA
Birthdate: November 17, 1961
Secretary
   Corporate Counsel and Vice President, Federated Administrative Services; formerly Attorney, Morrison & Foerster (law firm).




FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding shares.
   As of April 18, 1997, the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Tice & Co., Buffalo, New York, owned approximately 322,483,228 shares (80.97%).
   DIRECTORS' COMPENSATION
                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM
CORPORATION          CORPORATION * #

Randall I. Benderson,
Director              $9,500

Joseph J. Castiglia,
Director              $10,000

Daniel R. Gernatt, Jr.,
Director              $10,000

George K. Hambleton,  Jr.,
Director              $10,000

*Information is furnished for the fiscal year ended April 30, 1997. The Corporation is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Corporation which is comprised of seven portfolios.


DIRECTOR LIABILITY
With respect to the removal of a Director of the Corporation, the Corporation's By-Laws provide, in accordance with applicable law, that a Director may be removed from the Board at a meeting of shareholders called for that purpose upon the majority vote of the shareholders of the Corporation entitled to vote at such meeting. Such a meeting shall be called by the President or the Board of Directors or at the request in writing of shareholders entitled to cast at least ten percent (10%) of the votes entitled to be cast at such meeting. Such shareholders' request shall state the purpose of the proposed meeting, and the Corporation shall inform those shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting to the other shareholders and, on payment of these costs, shall notify each shareholder entitled to notice of the meeting.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
Investment advisory services are provided to the Fund by Manufacturers and Traders Trust Company (`M&T Bank''), pursuant to an investment advisory agreement dated April 25, 1988. The advisory services provided and the expenses assumed by M&T Bank, as well as the advisory fees payable to it, are described in the Fund's Prospectus.
The investment advisory agreement provides that M&T Bank shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with its performance under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of M&T Bank in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder. Because of internal controls maintained by M&T Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of M&T Bank's or its affiliates' lending relationships with an issuer.
Unless sooner terminated, the advisory agreement between the Fund and M&T Bank will continue in effect from year to year if such continuance is approved at least annually by the Corporation's Board of Directors, or by vote of a majority of the outstanding shares of the Fund (as defined in the Prospectus), and by a majority of the directors who are not parties to the advisory agreement or interested persons (as defined in the Investment Company Act of 1940) of any party to the advisory agreement, by vote cast in person at a meeting called for such purpose. The advisory agreement is terminable at any time on 60 days' written notice without penalty by the directors, by vote of a majority of the outstanding shares of the Fund, or by M&T Bank. The advisory agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940. ADVISORY FEES
   For its advisory services, M&T Bank receives an annual investment advisory fee as described in the Prospectus. During the fiscal years ended
April 30, 1997, 1996, and 1995, the Fund's adviser earned $     ,
                                                           -----
$1,699,400, and $1,120,095, respectively, which was reduced by $     ,
                                                                -----
$319,668, and $418,701, respectively, because of undertakings to limit the Fund's expenses. All advisory fees were computed on the same basis as in the advisory contract described in the Prospectus.
       OTHER SERVICES

ADMINISTRATIVE SERVICES
   Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the Prospectus. For the fiscal years ended April 30, 1997,
1996, and 1995, Federated Administrative Services earned $     , $384,262,
                                                          -----
and $285,906, respectively, of which $     , $2,303, and $0, respectively,
                                      -----
were waived.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
   State Street Bank and Trust Company (`State Street Bank''), Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company, Pittsburgh, Pennsylvania, the Fund's registered transfer agent, maintains all necessary shareholder records.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
BROKERAGE TRANSACTIONS

Pursuant to the Fund's advisory agreement, M&T Bank determines which securities are to be sold and purchased by the Fund and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asking price. While M&T Bank generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed below.
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers, subject to review by the Board of Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with M&T Bank or its affiliates, and will not give preference to M&T Bank's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements. While serving as investment adviser to the


Fund, M&T Bank has agreed to maintain its policy and practice of conducting its Trust and Investment Services Division independently of its Commercial Department. The Fund's advisory agreement provides that, in making investment recommendations for the Fund, Trust and Investment Services Division personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale by the Fund is a customer of the Commercial Department and, in dealing with its commercial customers, the Commercial Department will not inquire or take into consideration whether securities of such customers are held by the Fund. Although investment decisions for the Fund are made independently from those of the other accounts managed by M&T Bank, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by M&T Bank are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by M&T Bank to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
The Fund does not intend to seek profits through short-term trading. The Fund's annual portfolio turnover will be relatively high, but portfolio turnover is not expected to have a material effect on the net income of the Fund.
   For the fiscal years ended April 30, 1997, 1996, and 1995, the Fund paid no commissions on brokerage transactions.


DESCRIPTION OF FUND SHARES

The Corporation's Articles of Incorporation authorize the Board of Directors to issue up to ten billion full and fractional shares of Common Stock, of which seven billion shares have been classified into seven classes of one billion shares each. Three billion shares remain unclassified at this time. Shares of Classes A, B, C, D, E, F, and G Common Stock represent interests in Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision New York Tax-Free Fund, Vision Growth and Income Fund, andVision Capital Appreciation Fund, respectively.
The Board of Directors may classify or reclassify any unissued shares of the Corporation into one or more additional classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.
Shares have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Fund's Prospectus and this Statement of Additional Information, the Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Corporation, shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the Fund and the Corporation's other portfolios, of any general assets not belonging to any particular portfolio which are available for distribution.
Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Corporation shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are identical, or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio.
However, Rule 18f-2 also provides that the ratification of independent certified public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Corporation voting without regard to class. Notwithstanding any provision of Maryland law requiring a greater vote of the Corporation's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Corporation's Articles of Incorporation, the Corporation may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Fund and the Corporation's other portfolios (voting together without regard to class).
HOW TO BUY SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve wire system are open for business. The procedure for purchasing shares of the Fund is explained in the Prospectus under `How to Buy Shares.''


CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. M&T Bank and State Street Bank act as the shareholders' agents in depositing checks and converting them to federal funds.
CASH SWEEP PROGRAM
The Fund reserves the right to create a Cash Sweep Program in the future. For participating accounts, cash accumulations in demand deposit accounts with M&T Bank would be automatically invested in shares of the Fund on a day selected by M&T Bank and its customer, or when the demand deposit account reaches a predetermined dollar amount (e.g., $5,000).
   PARTICIPATING DEPOSITORY INSTITUTIONS
     Participating depository institutions would be responsible for prompt transmission of orders relating to the program. These depository institutions would be the record owners of the shares of the Fund. Depository institutions participating in this program would be able to charge their customers for services relating to the program. This Statement of Additional Information should, therefore, be read together with any agreement between the customer and the depository institution with regard to the services to be provided, the fees to be charged for those services, and any restrictions and limitations that would be imposed. Beneficial ownership of Fund shares held by M&T Bank and other institutional investors on behalf of their customers would be recorded by the institutions and reflected in the regular account statements provided by institutions to their customers.


DETERMINING NET ASSET VALUE


   The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon prices and estimates. In periods of rising interest rates, the opposite may be true.
   The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
       REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the Prospectus under `Redeeming Shares.''
   BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such company as agent for and upon the order of their customers.
Some entities providing services to the Funds are subject to such banking laws and regulations. They believe that they may perform those services for the Funds contemplated by any agreement entered into with the Funds without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Corporation's Board of Directors would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
Net income for dividend purposes includes (i) interest and dividends accrued and discount earned on the Fund's assets (including both original issue and market discount), less (ii) amortization of any premium and accrued expenses directly attributable to the Fund, and the general expenses (e.g. legal, accounting and directors' fees) of the Corporation prorated to the Fund on the basis of its relative net assets.


   CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
TOTAL RETURN

   The Fund's average annual total returns for the one-year and five-year periods ended April 30, 1997, and for the period from June 1, 1988 (date of
initial public investment) to April 30, 1997, were      %,      %, and
                                                   -----   -----
     %, respectively.
-----
The average annual total return for the shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

   The Fund's yield for the seven-day period ended April 30, 1997, was
    %. The Fund calculates its yield daily, based upon the seven days
----
ending on the day of the calculation, called the `base period.'' This yield is computed by:
     odetermining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;
     odividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
     omultiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.
EFFECTIVE YIELD

   The Fund's effective yield for the seven-day period ended April 30,
1997, was      %.
          -----
The Fund's effective yield is computed by compounding the unannualized base period return by:
     oadding 1 to the base period return;
     oraising the sum to the 365/7th power; and
     osubtracting 1 from the result.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates on money market instruments;
     ochanges in Fund expenses; and
     othe relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance,


investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the ``money market instrument funds'' category in advertising and sales literature.
     oSALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.
     oBANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.
     oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.


Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, inluding time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the shares of the Fund are not insured.


ECONOMIC AND MARKET INFORMATION
   Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (`ICI''). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.
    92830F109
       G01716-04 (6/97)





                  VISION NEW YORK TAX-FREE MONEY MARKET FUND
                 (A PORTFOLIO OF VISION GROUP OF FUNDS, INC.)
                     STATEMENT OF ADDITIONAL INFORMATION
      This Statement of Additional Information relates to the prospectus of one portfolio of the Vision Group of Funds, Inc., referred to as the Vision New York Tax-Free Money Market Fund (the ``Fund') dated June 30, 1997.
   This Statement of Additional Information is not a prospectus itself, but should be read in conjunction with the Fund's current prospectus dated June 30, 1997. This Statement of Additional Information is incorporated into the Fund's prospectus by reference. To receive a copy of the prospectus, or a paper copy of this Statement of Additional Information, if you have received it electronically, write to Vision Group of Funds, Inc., P.O. Box 4556, Buffalo, NY 14240-4556, or call
   (800) 836-2211 or (716) 842-4488. Please retain this Statement of Additional Information for further reference.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
           Statement of Additional Information dated June 30, 1997




   MANUFACTURERS AND TRADERS
   TRUST COMPANY
   Investment Adviser
   A subsidiary of First empire State Corporation
   Federated Securities Corp. is distributor for the Fund.


GENERAL INFORMATION ABOUT THE FUND             1

INVESTMENT OBJECTIVE AND POLICIES              1

 Types of Investments                          1
 Municipal Security Issues                     1
 Types of Acceptable Investments               2
 Temporary Investments                         2
 Credit Enhancement                            3
 New York Investment Risks                     3
INVESTMENT LIMITATIONS                         5

 Regulatory Compliance                         6
VISION GROUP OF FUNDS, INC. MANAGEMENT         7

 Fund Ownership                                8
 Directors' Compensation                       9
 Director Liability                            9
INVESTMENT ADVISORY SERVICES                   9

 Adviser to the Fund                           9
 Advisory Fees                                10
OTHER SERVICES                                10

 Administrative Services                      10
 Custodian and Portfolio Accountant           10
 Transfer Agent and Dividend Disbursing Agent 10
 Independent Auditors                         10
BROKERAGE TRANSACTIONS                        10

DESCRIPTION OF FUND SHARES                    11


HOW TO BUY SHARES                             12

 Conversion to Federal Funds                  12
 Cash Sweep Program                           12
DETERMINING NET ASSET VALUE                   12

REDEEMING SHARES                              12

   BANKING LAWS                               13

TAX STATUS                                    13

 The Fund's Tax Status                        13
 Shareholders' Tax Status                     13
TOTAL RETURN                                  13

YIELD                                         14

TAX-EQUIVALENT YIELD                          14

 Tax-Equivalency Table                        14
EFFECTIVE YIELD                               15

PERFORMANCE COMPARISONS                       15

 Economic and Market Information              16
APPENDIX                                      17



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Vision Group of Funds, Inc. (the
`Corporation''). The Corporation was established as a Maryland corporation under Articles of Incorporation dated February 23, 1988.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to seek as high a level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and stability of principal by investing in high-quality tax-exempt obligations with remaining maturities of 397 days or less.
TYPES OF INVESTMENTS
The Fund invests substantially all its assets in high-quality tax-exempt obligations having remaining maturities of 397 days or less. While the Fund may also invest in short-term taxable obligations, under normal conditions at least 80% of the Fund's net assets will be invested in obligations exempt from federal regular income tax.
Subject to the Fund's investment objective and policies stated above, the Fund will attempt to invest its assets, to the extent practicable, in tax-exempt obligations issued by the State of New York and its political subdivisions (`New York municipal securities''). The Fund intends to invest, under normal circumstances, at least 80% of its net assets in New York municipal securities. To the extent dividends paid by the Fund are derived from interest on New York municipal securities, they will be exempt from both federal regular income tax and New York State and New York City income tax.


MUNICIPAL SECURITY ISSUES
Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Industrial development bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities if the interest paid thereon is exempt from federal regular income tax.
There are, of course, variations in the quality of municipal securities both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's Investors Service Inc. (`Moody's'') and Standard & Poor's Ratings Group (`S&P'') described in the Prospectus represent their opinions as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Manufacturers and Traders Trust Company (`M&T Bank''), the investment adviser to the Fund, will consider such an event and the requirements of


Rule 2a-7 under the Investment Company Act of 1940 in determining whether the Fund will continue to hold the obligation.
The payment of principal and interest on most municipal securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions. For purposes of this Statement of Additional Information and the Fund's Prospectus, the District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is considered to be an `issuer.'' Further, the nongovernmental user of facilities financed by industrial development bonds is considered to be an `issuer.'' With respect to those municipal securities that are supported by a bank guarantee or other credit facility, the bank or other institution (or governmental agency) providing the guarantee or credit facility may also be considered to be an `issuer'' in connection with the guarantee or facility.
Among other types of municipal securities, the Fund may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Fund may invest in other types of tax-exempt instruments, such as municipal bonds and industrial development bonds, provided they have remaining maturities of 397 days or less at the time of purchase.
TYPES OF ACCEPTABLE INVESTMENTS
Examples of New York municipal securities are:
     otax exempt project notes issued by the U.S. Department of Housing and Urban Development to provide financing for housing, redevelopment, and urban renewal;
     omunicipal notes and tax-exempt commercial paper;
     oserial bonds sold with a series of maturity dates;
     otax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; obond anticipation notes sold in anticipation of the issuance of longer-term
      bonds in the future;
     orevenue anticipation notes sold in expectation of receipt of federal income available under the Federal Revenue Sharing Program; and opre-refunded municipal bonds refundable at a later date.
TEMPORARY INVESTMENTS
As stated in the Prospectus, the Fund may invest a portion of its assets on a temporary basis for temporary purposes in short-term taxable money market instruments (`Temporary Investments''). Temporary Investments in which the Fund may invest include instruments within the classes listed below. Although the Fund has retained the flexibility of investing up to 20% of its total assets in these Temporary Investments during non-defensive periods (and greater amounts during temporary defensive periods), the Fund anticipates that it would not invest more than 5% of its net assets in any one of the following classes of Temporary Investments.


   U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oFarm Credit Banks;
     oStudent Loan Marketing Association;
     oFederal Home Loan Banks;
     oFederal Home Loan Mortgage Corporation; and
     oFederal National Mortgage Association.


   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
     These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies, not for investment leverage. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of its assets.
   CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES
     The Fund may invest in certificates of deposit of domestic branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances guaranteed by domestic branches of U.S. commercial banks having total assets at the time of purchase in excess of $1 billion.
   COMMERCIAL PAPER
     The Fund may invest in commercial paper rated at the time of purchase `A-2'' or better by S&P or ``Prime-2'' or better by Moody's or, if not rated, found by M&T Bank to be of comparable quality pursuant to guidelines approved by the Board of Directors.
   REPURCHASE AGREEMENTS
     The Fund may invest in repurchase agreements as described in the Prospectus.
   REVERSE REPURCHASE AGREEMENTS
     The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
     When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
The above investment objective and policies cannot be changed without approval of a majority of the outstanding shares of the Fund.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
NEW YORK INVESTMENT RISKS
The Fund invests in obligations of New York (the `State'') issuers which result in the Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a general summary of the State's financial condition and a brief summary of the prevailing economic conditions. This information is based on various sources that are believed to be reliable but should not be considered as a complete description of all relevant information.
   The State has achieved fiscal balance for the last few years after large deficits in the middle and late 1980's. Growing social service needs, education and Medicare expenditures have been the areas of largest growth while prudent program cuts and increases in revenues through service fees has enabled the State's budget to remain within balance for the last few years. The State also benefits from a high level of per capita income that is well above the national average and from significant amounts of international trade. While the State still has a large accumulated deficit as a percentage of its overall budget, the fiscal performance in recent years has demonstrated a changed political environment that has resulted in realistic revenue and expenditure projections to achieve financially favorable results. The recent budgets have included personal income tax cuts and emphasized cost control. Budgets in recent years have been delayed due to disagreements between the Governor and the New York State legislature. Last year's budget was not passed until July, four months late. Failure to pass a budget in a timely manner can have a negative impact on New York municipalities dependent upon state aid.
New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. The State's economy has been slow to recover after the late 1980's recession that resulted in the loss of over 400,000 jobs in the New York City metropolitan area alone. Any major changes to the financial condition of New York City would ultimately have an affect on the State. Obligations of issuers within the State are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights of and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by the U.S. Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations, or upon the ability of the State or its political subdivisions to levy taxes. There is also the possibility that, as a result of litigation or other conditions (including delays in adopting budgets), the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.
A substantial principal amount of bonds issued by various State agencies and authorities are either guaranteed by the State or supported by the State through lease-purchase arrangements, or other contractual or moral obligation provisions. Moral obligation commitments by the State impose no immediate financial obligations on the State and require appropriations by the legislature before any payments can be made. Failure of the State to appropriate necessary amounts or to take other action to permit the authorities and agencies to meet their obligations could result in defaults on such obligations. If a default were to occur, it would likely have a significant adverse impact on the market price of obligations of the State and its authorities and agencies. In recent years, the State has had to appropriate large amounts of funds to enable State agencies to meet their financial obligations and, in some cases, prevent default. Additional assistance is expected to be required in current and future fiscal years since certain localities and authorities continue to experience financial difficulties.
To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the state of New York to meet its own obligations as they become due or to obtain additional financing could be adversely affected. This financial situation could result not only in defaults of State and agency obligations but also impairment of the marketability of securities issued by the State, its agencies and local governments.
   The overall financial condition of the state can also be illustrated by changes to its debt ratings. During the period in which the state experienced financial difficulties, its general obligation long-term debt ratings as determined by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group decreased from A1 and A, respectively, to A and A-, which are the current ratings as of April 1997.
The Fund's concentration in municipal securities issued by the state and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying fiscal condition of the state, its counties, and its municipalities.


INVESTMENT LIMITATIONS

The Fund will not change any of the investment limitations described below without approval of a majority of the outstanding shares of the Fund.
   INVESTING IN EXEMPT-INTEREST OBLIGATIONS
     The Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal regular income tax, except during temporary defensive periods. AMT obligations are not counted as securities the interest on which is exempt from federal regular income tax.


   SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, or participate on a joint or joint and several basis in any securities trading account.
   BORROWING MONEY
     The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the terms described herein. The Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.
   PLEDGING SECURITIES
     The Fund will not mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) are outstanding.
   INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE
     The Fund will not invest in commodities, commodity contracts (including futures contracts), real estate, oil, gas, or mineral exploration or development programs, except that it may purchase marketable securities of companies engaged in such activities.
   UNDERWRITING
     The Fund will not underwrite securities.
   LENDING CASH OR SECURITIES
     The Fund will not make loans, except that it may purchase or hold debt instruments, including repurchase agreements, in accordance with its investment objective and policies.


   INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not invest in securities issued by any other investment company, except as part of a merger, consolidation, reorganization, or acquisition of assets.
   DIVERSIFICATION OF INVESTMENTS
     The Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this limitation.
   CONCENTRATION OF INVESTMENTS
     The Fund will not invest more than 25% of the value of its total assets in issuers in the same industry.
     However, the Fund may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan association and bankers' acceptances), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments (i.e., repurchase agreements).
   ISSUING SENIOR SECURITIES
     The Fund will not issue senior securities.
   INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest in securities subject to legal or contractual restrictions.


   INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE CORPORATION
     The Fund will not purchase or retain the securities of any issuer if the officers or Directors of the Corporation or the Fund's investment adviser owning beneficially more than one-half of 1% of the issuer's securities together own beneficially more than 5% of such securities.
   DEALING IN PUTS AND CALLS
     The Fund will not write or purchase put or call options.
   INVESTING IN NEW ISSUERS
     The Fund will not invest more than 10% of the value of its total assets in the securities of issuers which have records of less than three years of continuous operation, including the operation of any predecessor.
   VOTING SECURITIES AND REVENUE BONDS
     The Fund will not buy common stocks or voting securities of state, municipal or industrial revenue bond issuers.
   PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not invest in any issuer for purposes of exercising control or management.
   Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.
REGULATORY COMPLIANCE
The Fund is a money market fund. Many of the Fund's investment policies are fundamental, cannot be changed without vote of shareholders, and were constructed so as to comply with Rules promulgated by the Securities and Exchange Commission (SEC) governing mutual funds' use of the amortized cost method of accounting, as they were in effect at the time the Fund were created.
The SEC has subsequently revised Rule 2a-7 under the Investment Company Act of 1940 which governs money market funds' use of the amortized cost method of accounting. As a result of the revisions, the Fund will adhere to certain nonfundamental operating policies that are more restrictive in order to comply with revised Rule 2a-7. Since the Fund may follow such operating policies without violating its fundamental investment policies and limitations, the Fund does not presently intend to ask for shareholder approval of changes to the Fund's investment policies or limitations.
The Fund will invest in money market instruments (See the section of the prospectus entitled "Acceptable Investments") rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such rating.
The Fund will follow applicable regulations in determining whether a security rated by NRSROs can be treated as being in the two highest short-term rating categories.


The Fund will invest more than 5% of its assets in any one issuer only under circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders, unless such changes are more permissive than the Fund's fundamental policies.
VISION GROUP OF FUNDS, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Vision Group of Funds, Inc., and principal occupations.


Randall I. Benderson
570 Delaware Avenue
Buffalo, NY
Birthdate: January 12, 1955
Director
Senior Vice President and Chief Operating Officer, Benderson Development Company, Inc.


Joseph J. Castiglia
Roycroft Campus
21 South Grove Street, Suite 291
East Aurora, NY  14052
Birthdate:  July 20, 1934
Director
Director, New York State Electric & Gas Corp.; Secewsow Environmental Services, Inc.; Blue Cross & Blue Shield of Western New York; Buffalo Branch, Federal Reserve Bank of New York; and Former President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc.


Daniel R. Gernatt, Jr.
Richardson & Taylor Hollow Roads


Collins, NY
Birthdate:  July 14, 1940
Director
President and CFO of Gernatt Asphalt Products, Inc.; Executive Vice President, Dan Gernatt Gravel Products, Inc.; Vice President, Countryside Sand & Gravel, Inc.


George K. Hambleton, Jr.
670 Young Street
Tonawanda, NY
Birthdate:  February 8, 1933
Director
   Former President, Brand Name Sales, Inc.; President, Hambleton & Carr,
Inc.




Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President and Treasurer
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of other funds distributed by Federated Securities Corp.; President, Executive


Vice President and Treasurer of other funds distributed by Federated Securities Corp.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate: March 23, 1960
Vice President and Assistant Treasurer
Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of other funds distributed by Federated Securities Corp.


Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA
Birthdate: November 17, 1961
Secretary
   Corporate Counsel and Vice President, Federated Administrative Services; formerly Attorney, Morrison & Foerster (law firm).


FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding shares.
   As of April 18, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Tice & Co., Buffalo, New York, owned approximately 34,720,808 shares (59%) and National Financial Services Co., New York, New York, owned approximately 6,267,541 shares (10.65%).




   DIRECTORS' COMPENSATION
                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM
CORPORATION          CORPORATION * #

Randall I. Benderson,
Director              $9,500

Joseph J. Castiglia,
Director              $10,000

Daniel R. Gernatt, Jr.,
Director              $10,000

George K. Hambleton,  Jr.,
Director              $10,000

*Information is furnished for the fiscal year ended April 30, 1997. The Corporation is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Corporation which is comprised of seven portfolios.
DIRECTOR LIABILITY
With respect to the removal of a Director of the Corporation, the Corporation's By-Laws provide, in accordance with applicable law, that a Director may be removed from the Board at a meeting of shareholders called for that purpose upon the majority vote of the shareholders of the


Corporation entitled to vote at such meeting. Such a meeting shall be called by the President or the Board of Directors or at the request in writing of shareholders entitled to cast at least ten percent (10%) of the votes entitled to be cast at such meeting. Such shareholders' request shall state the purpose of the proposed meeting, and the Corporation shall inform those shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting to the other shareholders and, on payment of these costs, shall notify each shareholder entitled to notice of the meeting.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
Investment advisory services are provided to the Fund by Manufacturers and Traders Trust Company (`M&T Bank''), pursuant to an investment advisory agreement dated April 25, 1988. The advisory services provided and the expenses assumed by M&T Bank, as well as the advisory fees payable to it, are described in the Fund's Prospectus.
The investment advisory agreement provides that M&T Bank shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with its performance under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of M&T Bank in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder. Because of internal controls maintained by M&T Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of M&T Bank's or its affiliates' lending relationships with an issuer.


Unless sooner terminated, the advisory agreement between the Fund and M&T Bank will continue in effect from year to year if such continuance is approved at least annually by the Corporation's Board of Directors, or by vote of a majority of the outstanding shares of the Fund (as defined in the Prospectus), and by a majority of the Directors who are not parties to the advisory agreement or interested persons (as defined in the Investment Company Act of 1940) of any party to the advisory agreement, by vote cast in person at a meeting called for such purpose. The advisory agreement is terminable at any time on 60 days' written notice without penalty by the Directors, by vote of a majority of the outstanding shares of the Fund, or by M&T Bank. The advisory agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940.


ADVISORY FEES
   For its advisory services, M&T Bank receives an annual investment advisory fee as described in the Prospectus. During the fiscal years ended
April 30, 1997, 1996, and 1995, the Fund's adviser earned $     ,
                                                           -----
$277,858, and $218,054, respectively, of which $     , $211,303, and
                                                -----
$198,560, respectively, were voluntarily waived.
       OTHER SERVICES

ADMINISTRATIVE SERVICES
   Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the Prospectus. For the fiscal years ended April 30, 1997,
1996, and 1995, Federated Administrative Services earned $     , $62,956,
                                                          -----
and $55,419, respectively, of which $     , $392, and $31,013,
                                     -----
respectively, were voluntarily waived.


CUSTODIAN AND PORTFOLIO ACCOUNTANT
   State Street Bank and Trust Company (`State Street Bank''), Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company, Pittsburgh, Pennsylvania, the Fund's registered transfer agent, maintains all necessary shareholder records.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
BROKERAGE TRANSACTIONS

Pursuant to the Fund's advisory agreement, M&T Bank determines which securities are to be sold and purchased by the Fund and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asking price. While M&T Bank generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed below.
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Board of Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with M&T Bank or its affiliates, and will not give preference to M&T Bank's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements. While serving as investment adviser to the Fund, M&T Bank has agreed to maintain its policy and practice of conducting its Trust and Investment Services Division independently of its Commercial Department.
The Fund's advisory agreement provides that, in making investment recommendations for the Fund, Trust and Investment Services Division


personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale by the Fund is a customer of the Commercial Department and, in dealing with its commercial customers, the Commercial Department will not inquire or take into consideration whether securities of such customers are held by the Fund.
Although investment decisions for the Fund are made independently from those of the other accounts managed by M&T Bank, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by M&T Bank are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by M&T Bank to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
The Fund does not intend to seek profits through short-term trading. The Fund's annual portfolio turnover will be relatively high but portfolio turnover is not expected to have a material effect on the net income of the Fund.
   For the fiscal years ended April 30, 1997, 1996, and 1995, the Fund paid no commissions on brokerage transactions.
DESCRIPTION OF FUND SHARES

The Corporation's Articles of Incorporation authorize the Board of Directors to issue up to ten billion full and fractional shares of Common Stock, of which seven billion shares have been classified into seven classes of one billion shares each. Three billion shares remain unclassified at this time. Classes A, B, C, D, E, F and G Common Stock represent interests in Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision New York Tax-Free Fund, Vision Growth and Income Fund, and Vision Capital Appreciation Fund, respectively.
The Board of Directors may classify or reclassify any unissued shares of the Corporation into one or more additional classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.
Shares have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Fund's Prospectus and this Statement of Additional Information, the Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Corporation, shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund and a proportionate distribution, based upon the relative asset values of the Fund and the Corporation's other portfolios, of any general assets not belonging to any particular portfolio which are available for distribution.
Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Corporation shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, Rule 18f-2 also provides that the ratification of independent certified public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Corporation voting without regard to class.
Notwithstanding any provision of Maryland law requiring a greater vote of the Corporation's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Corporation's Articles of Incorporation, the Corporation may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Fund and the Corporation's other portfolios (voting together without regard to class).
HOW TO BUY SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve wire system are open for business. The procedure for purchasing shares of the Fund is explained in the Prospectus under `How to Buy Shares.''
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. M&T Bank and State Street Bank act as the shareholders' agents in depositing checks and converting them to federal funds.
CASH SWEEP PROGRAM
The Fund reserves the right to create a Cash Sweep Program in the future. For participating accounts, cash accumulations in demand deposit accounts with M&T Bank would be automatically invested in shares of the Fund on a day selected by M&T Bank and its customer, or when the demand deposit account reaches a predetermined dollar amount (e.g., $5,000).
   PARTICIPATING DEPOSITORY INSTITUTIONS
     Participating depository institutions would be responsible for prompt transmission of orders relating to the program. These depository institutions would be the record owners of the shares of the Fund. Depository institutions participating in this program would be able to charge their customers for services relating to the program. This Statement of Additional Information should, therefore, be read together with any agreement between the customer and the depository institution with regard to the services to be provided, the fees to be charged for those services, and any restrictions and limitations that would be imposed. Beneficial ownership of Fund shares held by M&T Bank and other institutional investors on behalf of their customers would be recorded by the institutions and reflected in the regular account statements provided by institutions to their customers.
DETERMINING NET ASSET VALUE


   The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
   The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions of Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
       REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the Prospectus under `Redeeming Shares.''
   BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such company as agent for and upon the order of their customers.
Some entities providing services to the Funds are subject to such banking laws and regulations. They believe that they may perform those services for the Funds contemplated by any agreement entered into with the Funds without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Corporation's Board of Directors would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;


     oderive less than 30% of its gross income from the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends (to the extent taxable), and any short-term capital gains, are taxable as ordinary income.
Net income for dividend purposes includes (i) interest and dividends accrued and discount earned on the Fund's assets (including both original issue and market discount), less (ii) amortization of any premium and accrued expenses directly attributable to the Fund, and the general expenses (e.g. legal, accounting and directors' fees) of the Corporation prorated to the Fund on the basis of its relative net assets.
   CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
TOTAL RETURN

   The Fund's average annual total returns for the one-year and five-year periods ended April 30, 1997, and for the period from June 1, 1988 (date of
initial public investment) to April 30, 1997, were     %,      % and     %,
                                                   ----   -----      ----
respectively.
The average annual total return for the shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

   The Fund's yield for the seven-day period ended April 30, 1997, was
     %. The Fund calculates its yield daily, based upon the seven days
-----
ending on the day of the calculation, called the `base period.'' This yield is computed by:
     odetermining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;
     odividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
     omultiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.


TAX-EQUIVALENT YIELD

   The Fund's tax-equivalent yield for the seven-day period ended April 30,
1997, was       %.
          ------
The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 28% federal tax rate and the regular personal income tax rate imposed by New York and assuming that its income is 100% tax-exempt.
TAX-EQUIVALENCY TABLE
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income taxes,* and is often free from state and local taxes as well. As the table below indicates a `tax-free'' investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                        TAXABLE YIELD EQUIVALENT FOR 1997

                             STATE OF NEW YORK

    TAX BRACKET:
    FEDERAL   15.00%  28.00%     31.00%      36.00%     39.60%

    COMBINED FEDERAL
    AND STATE 21.850% 34.850%   37.850%     42.850%    46.450%


    JOINT        $1- $41,201-   $99,601-   $151,751-     OVER
    RETURN    41,200  99,600    151,750     271,050    $271,050

    SINGLE       $1- $24,651-   $59,751-   $124,651-     OVER
    RETURN    24,650  59,750    124,650     271,050    $271,050


TAX-EXEMPT
YIELD                    TAXABLE YIELD EQUIVALENT


     1.50%     1.92%    2.30%     2.41%      2.62%       2.80%
     2.00%     2.56%    3.07%     3.22%      3.50%       3.73%
     2.50%     3.20%    3.84%     4.02%      4.37%       4.67%
     3.00%     3.84%    4.60%     4.83%      5.25%       5.60%
     3.50%     4.48%    5.37%     5.63%      6.12%       6.54%
     4.00%     5.12%    6.14%     6.44%      7.00%       7.47%
     4.50%     5.76%    6.91%     7.24%      7.87%       8.40%
     5.00%     6.40%    7.67%     8.05%      8.75%       9.34%
     5.50%     7.04%    8.44%     8.85%      9.62%      10.27%
     6.00%     7.68%    9.21%     9.65%     10.50%      11.20%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
   The chart on the previous page is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
*Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.


EFFECTIVE YIELD

   The Fund's effective yield for the seven-day period ended April 30,
1997, was     %.
          ----
The Fund's effective yield is computed by compounding the unannualized base period return by:
     oadding 1 to the base period return;
     oraising the sum to the 365/7th power; and
     osubtracting 1 from the result.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates on money market instruments;
     ochanges in Fund expenses; and
     othe relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any.


     oBANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.
     oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.
From time to time, the Fund will quote its Lipper ranking in the `money market instrument funds''category in advertising and sales literature. Investors may use such a reporting service in addition to the Fund's prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing Fund performance to any reporting service, factors such as composition of the reporting service and prevailing market conditions should be considered in assessing the significance of such comparisons.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, inluding time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the shares of the Fund are not insured.
ECONOMIC AND MARKET INFORMATION
   Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (`ICI''). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.


APPENDIX

Standard & Poor's Ratings Group Bond Ratings
AAA-Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated `AA'' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A-Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible o the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB-Debt rated `BBB'' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR-Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
Plus (+) or minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
Moody's Investors Service, Inc. Bond Ratings
AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.


A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA-Bonds which are rated BAA are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NR-Not rated by Moody's.
Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Fitch Investors Service, Inc. Long-Term Debt Ratings
AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA-Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA.'' Because bonds rated in the `AAA'' and ``AA'' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+.''
A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong,


but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
NR-NR indicates that Fitch does not rate the specific issue.
Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
Standard & Poor's Ratings Group Municipal Note Ratings
SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2-Satisfactory capacity to pay principal and interest.
Moody's Investors Service, Inc. Short-Term Loan Ratings
MIG1/VMIG1-This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
Fitch Investors Service, Inc. Short-Term Debt Ratings
F-1+-EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


F-1-VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2-GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 ratings.
Standard & Poor's Ratings Group Commercial Paper Ratings
A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
Moody's Investors Service, Inc. Commercial Paper Ratings
PRIME-1-Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2-Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
    92830F208
       G01716-03 (6/97)



PROSPECTUS

VISION NEW YORK TAX-FREE FUND

(A PORTFOLIO OF VISION GROUP OF FUNDS, INC.)

   PROSPECTUS DATED JUNE 30, 1997

   Vision Group of Funds, Inc. (the "Corporation") is an open-end management investment company (a mutual fund) that offers you a choice of seven separate investment portfolios with distinct investment objectives and policies. This prospectus relates to one of the seven portfolios, Vision New York Tax-Free Fund (the "Fund").

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), ARE NOT ENDORSED OR GUARANTEED BY M&T BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


This prospectus gives you information about the Fund. Please read the prospectus before you invest and keep it for future reference.

   You can find additional facts about the Fund in the Statement of Additional Information June 30, 1997, which has also been filed with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. To obtain a free copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received it electronically, or make other inquiries about the Fund, simply call or write Vision Group of Funds, Inc. at the telephone number or address below. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VISION GROUP OF FUNDS, INC. P.O. Box 4556 Buffalo, New York 14240-4556
(800) 836-2211  (716) 842-4488

TABLE OF CONTENTS

SYNOPSIS

INVESTMENT OBJECTIVES AND POLICIES


Vision Group of Funds, Inc. (the `Corporation'') offers you a convenient, affordable way to participate in seven separate, professionally managed portfolios. This prospectus discusses Vison New York Tax-Free Fund.



VISION NEW YORK TAX-FREE FUND

(THE `FUND'') SEEKS CURRENT INCOME WHICH IS EXEMPT FROM FEDERAL INCOME TAX AND THE PERSONAL INCOME TAXES IMPOSED BY THE STATE OF NEW YORK AND NEW YORK MUNICIPALITIES AND IS CONSISTENT WITH THE PRESERVATION OF CAPITAL. (SEE `HOW THE FUND INVESTS.'')

BUYING AND REDEEMING FUND SHARES

You can conveniently buy and redeem Fund shares on almost any business day. Shares of the Fund are sold at net asset value plus a sales charge and redeemed at net asset value. The minimum initial investment in the Fund is $500, which may be waived or lowered from time to time. (See `Your Guide to Using the Fund.')

FUND MANAGEMENT

   The Fund's investment adviser is Manufacturers and Traders Trust Company (`M&T Bank''), which makes investment decisions for the Fund. M&T Bank is the principal banking subsidiary of First Empire State Corporation.

SHAREHOLDER SERVICES


When you become a shareholder, you can easily get information about your account by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-4488).

RISK FACTORS

An investment in the Fund may involve certain risks that are explained more fully in the sections of this prospectus discussing the Fund's investment techniques.

A SUMMARY OF THE FUND'S EXPENSES    (To be filed by amendment)

VISION NEW YORK TAX-FREE FUND
FINANCIAL HIGHLIGHTS    (To be filed by amendment)

HOW THE FUND INVESTS

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income which is exempt from federal income tax and the personal income taxes imposed by the state of New York and New York municipalities and is consistent with the preservation of capital. The investment objective of the Fund cannot be changed without approval of its shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.


Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than New York.



INVESTMENT POLICIES

THE FUND PURSUES ITS INVESTMENT OBJECTIVE BY INVESTING PRIMARILY IN SECURITIES, THE INTEREST OF WHICH IS EXEMPT FROM FEDERAL INCOME TAX AND PERSONAL INCOME TAXES IMPOSED BY THE STATE OF NEW YORK AND NEW YORK MUNICIPALITIES. THE FUND INVESTS IN THESE SECURITIES TO EARN INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL. UNDER NORMAL MARKET CONDITIONS, AT LEAST 80% OF THE FUND'S NET ASSETS WILL BE INVESTED IN SECURITIES THAT PAY INTEREST EXEMPT FROM FEDERAL INCOME TAX. THIS POLICY MAY NOT BE CHANGED WITHOUT APPROVAL OF SHAREHOLDERS. FOR PURPOSES OF THIS POLICY, THE TAX-FREE INTEREST MUST NOT BE A PREFERENCE ITEM FOR PURPOSES OF COMPUTING THE FEDERAL ALTERNATIVE MINIMUM TAX. UNDER NORMAL MARKET CONDITIONS, AT LEAST 65% OF THE VALUE OF THE FUND'S TOTAL ASSETS WILL BE INVESTED IN OBLIGATIONS ISSUED BY OR ON BEHALF OF THE STATE OF NEW YORK, ITS POLITICAL SUBDIVISIONS OR AGENCIES THE INTEREST OF WHICH IS EXEMPT FROM THE PERSONAL INCOME TAX IMPOSED BY THE STATE OF NEW YORK AND NEW YORK MUNICIPALITIES. UNLESS INDICATED OTHERWISE, THIS POLICY AND OTHER INVESTMENT POLICIES OF THE FUND MAY BE CHANGED BY THE DIRECTORS WITHOUT APPROVAL OF SHAREHOLDERS. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGES IN THESE POLICIES BECOME EFFECTIVE.

ACCEPTABLE INVESTMENTS



The Fund's investments include:

  obligations issued by or on behalf of the State of New York, its political subdivisions, or agencies ("New York municipal securities");

  debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

  participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Corporation or the opinion of the investment adviser to the Fund, exempt from both federal income tax and the personal income tax imposed by the State of New York and New York municipalities.

The Fund also may invest in municipal leases, variable amount demand master notes, temporary investments and certain other investments as well as engage in certain investment techniques as noted below.

MATURITY

The maturity of debt securities may be considered long (10 plus years), intermediate (3 to 10 years), or short-term (3 years or less). The proportion invested by the Fund in each category can be expected to vary depending upon the evaluation of market patterns and trends by the adviser. However, the Fund anticipates that, under normal circumstances, at least


65% of its total assets will be invested in fixed income securities having maturities of greater than one year.

NEW YORK MUNICIPAL SECURITIES

New York municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

New York municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increase local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.


MORAL OBLIGATION BONDS

Moral obligation bonds are normally issued by special purpose authorities. If an issuer of a moral obligation bond is unable to meet its interest and principal payments from current revenues, it may draw on a reserve fund. The state or municipality that created the issuer has given a moral pledge to appropriate funds to replenish the reserve fund. But that pledge is only a moral commitment, not a legal obligation of the state or municipality.

RATING CHARACTERISTICS

The Fund may buy municipal securities which, at the time of purchase, are investment grade. For example, investment grade bonds are those that are rated Aaa, Aa, A, or Baa by Moody's Investors Services, Inc. ("Moody's"), or AAA, AA, A, or BBB by Standard & Poor's Ratings Group ("S&P") or by Fitch Investors Service, Inc. ("Fitch"). In certain cases, the Fund's adviser may purchase securities which are unrated if it determines that they are of comparable quality to the investment grade securities described above. If any security purchased by the Fund is subsequently downgraded below investment grade, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. It should be noted that bonds receiving the lowest of the four investment grade ratings listed above (e.g., Baa or BBB) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such bonds than higher rated bonds. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

PARTICIPATION INTERESTS



The Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. These participation interests give the Fund an undivided interest in New York municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Board of Directors of the Corporation or, pursuant to delegated authority, the Fund's adviser, will determine whether participation interests meet the prescribed quality standards for the Fund.



VARIABLE RATE MUNICIPAL SECURITIES

Some of the municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards described above. The Fund's adviser has been instructed by the Corporation's Board of Directors to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of the rating agencies and other analytical services.


MUNICIPAL LEASES

The Fund may purchase municipal leases, which are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and some may be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above.

VARIABLE AMOUNT DEMAND MASTER NOTES

The Fund is able to purchase variable amount demand master notes. Variable amount demand master notes represent a borrowing arrangement between an issuer (borrower) and an institutional lender such as the Fund (lender). These notes are payable upon demand. The lender typically has the right to increase the amount under the note at any time up to the full amount provided by the note agreement. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. In some instances, however, the lender and the borrower may agree that the amount of outstanding indebtedness remain fixed. Variable amount demand master notes provide that the interest rate on the amount outstanding varies depending upon a stated short-term interest rate index.

AMT OBLIGATIONS

As noted earlier, the Fund has a policy of investing at least 80% of its net assets in securities that pay interest exempt from federal income tax. Interest on certain private activity municipal bonds issued after August 7, 1986 is a tax preference item for purposes of computing the federal alternative minimum tax ("AMT"), although interest on these bonds is not subject to federal income tax. These bonds are referred to as AMT bonds or AMT obligations. The Fund does not consider these AMT obligations tax-exempt for purposes of determining its compliance with this investment policy and the Fund will, therefore, limit AMT obligations to 20% of net assets under normal market conditions.

TEMPORARY INVESTMENTS

As noted above, under normal circumstances, the Fund invests its assets so that at least 80% of its net assets are exempt from federal income tax and at least 65% of its total assets are invested in securities the interest on which is exempt from the personal income taxes imposed by the State of New York and New York municipalities. From time to time, when the Fund's adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-New York municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; money market instruments; commercial paper; certificates of deposit, bankers' acceptances or other instruments issued by a U.S. branch of a domestic bank, or savings and loan association with capital, surplus, and undivided profits in excess of $1 billion at the time of purchase; shares of other investment companies; repurchase agreements; and reverse repurchase agreements. Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal income tax or personal income taxes imposed by the state of New York or New York municipalities.

MUNICIPAL BOND INSURANCE



The Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (the "Policies").

The Fund will obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also obtain municipal bond insurance when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities. The Fund's investment adviser anticipates that not more than 50% of the Fund's net assets will be invested in municipal securities which are insured.

Issuer-Obtained Insurance policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing at the time of sale.

The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the investment adviser, the Fund would expect to receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would expect to receive if such municipal securities were sold without insurance.

Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

INVESTMENT RISKS

Yields on New York municipal securities depend on a variety of factors, including, but not limited to: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in New York municipal securities which meet the Fund's quality standards may not be possible if the State, counties, municipalities and City of New York do not maintain their current credit ratings. An expanded discussion of the current economic risks associated with the purchase of New York municipal securities is contained in the Statement of Additional Information.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreements, which are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other high quality, liquid securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, it could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

 ILLIQUID AND RESTRICTED SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities, which may include restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities laws. To the extent these securities are deemed to be illiquid, the Fund will limit its purchases, together with other securities considered to be illiquid, to 15% of its net assets.

VARIABLE RATE DEMAND NOTES

The Fund may purchase variable rate demand notes, which are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

   The Fund may invest in the securities of other investment companies. Generally, the Fund will limit its investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limitations by an exemptive order of the SEC or otherwise by the Investment Company Act of 1940. It should be noted that investment companies incur certain expenses such as custodian and transfer agency fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

ZERO COUPON BONDS

The Fund may invest in zero coupon bonds, which are debt securities issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity.

LENDING OF PORTFOLIO SECURITIES

   In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will enter into loan arrangements only with broker/dealers, banks, or other institutions which the Fund's adviser has determined are creditworthy under guidelines established by the Corporation's Board of Directors and will receive collateral in the form of cash, U.S. government securities or other liquid securities equal to at least 100% of the value of the securities loaned.

There is the risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

SHORT SALES

The Fund may sell securities short from time to time, subject to certain restrictions. A short sale occurs when a security which the Fund does not own is sold in anticipation of a decline in its price. If the decline occurs, shares equal in number to those sold short can be purchased at the lower price. If the price increases, the higher price must be paid. The purchased shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When the Fund enters into a short sale, assets that are equal to the market price of the securities sold short or any lesser price at which the Fund can obtain such securities, are segregated on the Fund's records and maintained until the Fund meets its obligations under the short sale.





PUT AND CALL OPTIONS

The Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds against fluctuations in value. The Fund may also write put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write put and call options on securities either held in its portfolio or for which the Fund has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The Fund may also purchase call options on securities to protect against price movements in particular securities which the Fund intends to purchase. A call option gives the Fund, in return for a premium, the right (but not the obligation) to buy the underlying security from the seller at a pre-determined price.

The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on certain portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or broker/dealers) deemed creditworthy by the Fund's adviser.

Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation.

Exchange-traded options have a continuous liquid market while over-the-counter options may not.

If the Fund does not exercise an option it has purchased, then the Fund loses in value the price it paid for the option premium. If the Fund writes (sells) an option which is subsequently exercised, the premium received by the Fund from the option purchaser may not exceed the increase (in the case of a call option) or decrease (in the case of a put option) in the value of the securities underlying the option, in which case the difference represents a loss for the Fund. However, if the option expires without being exercised, the Fund realizes a gain in the amount of the premium it received.

FUTURES AND OPTIONS ON FUTURES

The Fund may purchase and sell financial futures contracts to attempt to hedge all or a portion of its portfolio against changes in interest rates or economic market conditions. Financial futures contracts require the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

   Generally, the Fund may not purchase or sell futures contracts or related options, for other than bona fide hedging purposes, if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. When the Fund purchases futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

RISKS

When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements under limited circumstances. This transaction is similar to borrowing cash.

DIVERSIFICATION

The Fund is a "non-diversified" investment company under the Investment Company Act of 1940 and intends to qualify as a regulated investment company under the Internal Revenue Code of 1986. In order to do so, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government obligations). The balance of the Fund's assets is not subject to this limitation. However, under the Internal Revenue Code of 1986, as amended, a regulated investment company at the close of each quarter of the taxable year may not hold more than 25% of its assets in securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). Thus, the Fund may invest up to 25% of its total assets in the securities of any two issuers. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market values of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

DEBT CONSIDERATION

In the debt market, prices move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes.

The market value of debt obligations, and therefore the Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Fund's adviser. The Fund's adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent the Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's bet asset value.

INVESTMENT LIMITATIONS

The Fund will not:

borrow money directly or through reverse repurchase agreements
(arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings.

   The above investment limitation cannot be changed without shareholder approval.
FUND MANAGEMENT, DISTRIBUTION AND ADMINISTRATION

BOARD OF DIRECTORS

THE FUND IS MANAGED BY A BOARD OF DIRECTORS.

The Directors are responsible for managing the business affairs for the Fund and for exercising all the Fund's powers except those reserved for the shareholders.

INVESTMENT ADVISER


INVESTMENT DECISIONS FOR THE FUND ARE MADE BY M&T BANK, SUBJECT TO DIRECTION BY THE DIRECTORS.

The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Corporation's Board of Directors, and could result in severe penalties.



ADVISORY FEES

   For the services M&T Bank provides and the expenses it assumes as investment adviser, M&T Bank is entitled to receive a fee from the Fund, equal to an annual rate of .70% of the Fund's average net assets. This fee is computed daily and paid monthly. M&T Bank has agreed to pay all expenses it incurs in connection with its advisory activities, other than the cost of securities (including any brokerage commissions) purchased for the Fund. From time to time, M&T Bank may voluntarily waive all or a portion of its advisory fees in order to help the Fund maintain a competitive expense ratio.

ADVISER'S BACKGROUND

   M&T Bank is the principal banking subsidiary of First Empire State Corporation, a $13 billion bank holding company, as of December 31, 1996. M&T Bank has 161 offices throughout New York State and an office in Nassau, The Bahamas.

   M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. The Fund's investments are managed through the Trust & Investment Services Division of M&T Bank. As of December 31, 1996, M&T Bank had $3.1 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). M&T Bank has served as investment adviser to various funds of the Corporation since 1988. As of December 31, 1996, M&T Bank managed over $1.2 billion in net assets of the Corporation's money market funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

Mr. Robert J. Truesdell served as the Fund's portfolio manager from August 1994 through February 1995. Since the Fund's inception, Mr. Truesdell was also responsible for overseeing the Fund's management, and has supervised the Fund's investment decisions. Mr. Truesdell oversees investment activities of M&T Bank's money market and fixed income products, and the money market funds in the Vision Group of Funds, Inc. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. In addition to the Vision money market funds, he also manages individual investment management accounts. Mr. Truesdell holds an M.B.A. in accounting from S.U.N.Y. at Buffalo.

Mr. Thomas R. Pierce has been the Fund's portfolio manager since March 1995. Mr. Pierce joined M&T Bank in January 1995 as Vice President from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce holds an A.B. in Economics from Washington University, and is an M.B.A. candidate at the University of Chicago.



DISTRIBUTION OF FUND SHARES

FEDERATED SECURITIES CORP. IS THE PRINCIPAL DISTRIBUTOR FOR SHARES OF THE
FUND.

Shares of the Fund are sold on a continuous basis by Federated Securities Corp. It is a Pennsylvania corporation organized on November 14, 1969, and is also the principal distributor for a number of other investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Pittsburgh, Pennsylvania.

DISTRIBUTION PLAN

   Under a distribution plan (referred to as the "Plan") adopted in accordance with Rule 12b-1 promulgated under the Investment Company Act of 1940, the Fund may pay to the distributor an amount computed at an annual rate of 0.25% of its average daily net assets to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its 12b-1 compensation under the Plan to the extent the expenses attributable to shares of the Fund exceed such lower expense limitation as the distributor may, by notice to the Corporation, voluntarily declare to be effective. The Fund has no present intention of paying or accruing 12b-1 fees during the fiscal year ending April 30, 1998.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses.


However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.




The distributor may select certain entities to provide sales and/or administrative services as agents for holders of shares of the Fund. For a description of administrative services, see "Administrative Arrangements" below.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund has adopted a Shareholder Services Plan, which is administered by Federated Administrative Services. Under the Plan, M&T Bank may act as a shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund.

The Fund may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of shares. This fee will be equal to 0.25% of the Fund's average daily net assets for which the Shareholder Servicing Agent provides services. The Fund will not accrue or pay any shareholder servicing agent fees until a separate class of shares has been created for the Fund or the prospectus is amended to reflect the imposition of fees.


ADMINISTRATIVE ARRANGEMENTS

The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings banks) to provide administrative services that are not provided by Federated Administrative Services (see below). These administrative services include distributing prospectuses and other information, providing accounting assistance and shareholder communications, or otherwise facilitating shareholder purchases and redemptions (sales) of any Fund shares. The administrators appointed could include affiliates of the adviser.

Brokers, dealers, and administrators will receive fees from the distributor based upon shares owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. If the distributor pays any fees for these services, the fees will be reimbursed by the adviser and not the Fund.

ADMINISTRATION OF THE FUND

FEDERATED ADMINISTRATIVE SERVICES, A SUBSIDIARY OF FEDERATED INVESTORS, PROVIDES THE FUND WITH CERTAIN ADMINISTRATIVE PERSONNEL AND SERVICES NECESSARY TO OPERATE THE FUND.

ADMINISTRATIVE SERVICES


Such services include certain legal and accounting services. Federated Administrative Services provides these services for an annual fee as specified below:



MAXIMUM ADMINISTRATIVE       AGGREGATE DAILY NET ASSETS OF
     FEE                           VISION GROUP OF FUNDS, INC. .
     150%                     on the first $250 million
     .125%                    on the next $250 million
     .100%                    on the next $250 million
     .075%                    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.

YOUR GUIDE TO USING THE FUND

HOW THE FUND VALUES ITS SHARES

THE FUND'S NET ASSET VALUE PER SHARE FLUCTUATES.

The net asset value for the Fund's shares is determined by adding the market value of all securities and other assets of the Fund, subtracting the liabilities of the Fund and dividing the remainder by the total number of the Fund's shares outstanding.

MINIMUM INITIAL INVESTMENT



The minimum initial investment in the Fund is $500, which may be waived or lowered from time to time. Subsequent investments must be in amounts of at least $25. In addition, the minimum initial and subsequent investment amounts may be waived or lowered from time to time, such as for customers participating in the automatic investment services described below.

WHAT FUND SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                                  DEALER
               SALES CHARGE                   CONCESSION AS
     SALES CHARGE        AS A A PERCENTAGE        AS A
     AS A PERCENTAGE     OF NET AMOUNT  PERCENTAGE OF
AMOUNT         OF PUBLIC OFFERING       INVESTED  PUBLIC OFFERING
OF TRANSACTION PRICE                              PRICE

Less than $100,000........      4.50%                       4.71%
     4.00%
$100,000 but less than
$250,000...               3.75%                        3.90%
     3.25%
$250,000 but less than
$500,000...              3.00%                         3.09%
     2.75%
$500,000 but less than


 $1 million.........          2.00%                         2.04%
1.75%
$1 million or more............      0.00%                        0.00%
     0.00%

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on:

(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected;

(ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or

(iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In connection with the sale of Fund shares, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor.

SALES CHARGE REALLOWANCE

For sales of shares of the Fund, a broker/dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a broker/dealer will be retained by the distributor.


However, the distributor will uniformly and periodically offer to pay broker/dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash, items of material value, or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational- type facilities. In some instances, these incentives will be made available only to broker/ dealers whose employees have sold or may sell significant amounts of shares.

The distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of their customers in connection with the initiation of customer accounts and purchases of shares of the Fund.

In addition, the distributor will offer to pay broker/dealers an amount of up to 1.00% of the net asset value of shares purchased for an account of their client or customer in an amount of $1 million or more.

The distributor, M&T Bank, or affiliates thereof, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of shares of the Fund or as financial assistance for providing substantial marketing sales and operational support. Compensation may also include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other special events. In some instances, this compensation may be predicated upon the amount of shares sold and/or upon the type and nature of sales or operational support they furnish. Dealers may not use sales of the Corporation's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned other compensation shall be paid for by the Corporation, the Fund, or its shareholders, nor will it change the price paid by investors for the purchase of Fund shares.

PURCHASES AT NET ASSET VALUE

   Shares of the Fund may also be purchased, subject to applicable law and regulation from time to time, at net asset value, without a sales charge, by the following investors, their spouses and their immediate relatives:
(i) current and retired employees and directors of M&T Bank, First Empire State Corporation and their subsidiaries; (ii) current and former Directors of the Corporation; (iii) clients of the Trust & Investment Services Division of M&T Bank; (iv) employees (including registered representatives) of a dealer which has a selling group agreement with the Fund's distributor and consents to such purchases; (v) current and retired employees of any sub-adviser to the Vision Group of Funds, Inc.; and (vi) investors referred by any sub-adviser to the Vision Group of Funds, Inc. Immediate relatives include grandparents, parents, siblings, children, and grandchildren of a qualified investor, and the spouse of any immediate relative.

   The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase shares of the Fund under a "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Fund, or its shareholders.


A special application form, which is available from the Shareholder Servicing Agent, must be submitted with the initial purchase.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF MUTUAL FUND SHARES OR ANNUITIES

Investors may purchase shares of the Fund at net asset value, without a sales charge, with the proceeds from either: (i) the redemption of shares of a mutual fund which was sold with a sales charge or commission; or (ii) fixed or variable rate annuities. The purchase must be made within 60 days of the redemption, and M&T Bank's Mutual Fund Services must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made, and must present satisfactory evidence of the redemption. Redemptions of mutual fund shares that are subject to a contingent deferred sales charge are not eligible to purchase Fund shares under this method. The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase shares of the Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Fund, or its shareholders.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of shares of the Fund through:

  quantity discounts and accumulated purchases;

  signing a 13-month letter of intent;


  using the reinvestment privilege; or

  concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As shown in the table under "What Fund Shares Cost," larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge.

If an additional purchase of shares of the Fund is made, the Fund will consider the previous purchases still invested in the Fund in calculating the applicable sales charge rate. For example, if a shareholder already owns shares which were purchased at the public offering price of $70,000 and then purchases $40,000 more at the current public offering price, the sales charge of the additional purchase according to the schedule now in effect would be the rate imposed on a $110,000 investment, not the rate imposed on a $40,000 investment.

To receive the sales charge reduction, M&T Bank's Mutual Fund Services or the distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchase.

LETTER OF INTENT


If a shareholder intends to purchase shares of the Fund equal in value to at least $100,000 over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold 4.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The 4.50% held in escrow will be applied to the shareholder's account at the end of the 13-month period, unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

REINVESTMENT PRIVILEGE

If shares in the Fund have been redeemed, the shareholder has a one-time right to reinvest, within 90 days, the redemption proceeds in the Fund at the next-determined net asset value without any sales charge. M&T Bank's Mutual Fund Services or the distributor must be notified by the shareholder in writing or by the shareholder's financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares in the Fund, there may be tax consequences.

CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Vision Group of Funds, Inc., the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $70,000 in one of the funds with a sales charge, and $40,000 in another fund with a sales charge, the sales charge imposed on each purchase would be reduced to the sales charge rate in effect for a $110,000 investment in the respectve fund.

To receive this sales charge reduction, M&T Bank's Mutual Fund Services or the distributor must be notified by the agent placing the order at the time the concurrent purchases are made. The sales charge will be reduced after the purchase is confirmed.

HOW TO BUY SHARES

YOU CAN BUY SHARES OF THE FUND ON ANY BUSINESS DAY, EXCEPT ON DAYS WHICH THE NEW YORK STOCK EXCHANGE OR M&T BANK IS CLOSED OR ON HOLIDAYS WHEN WIRE TRANSFERS ARE RESTRICTED (COLUMBUS DAY, VETERANS' DAY AND MARTIN LUTHER KING DAY).

Shares may be purchased either by wire, mail or transfer. The Fund reserves the right to reject any purchase request.


Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-8573.

THROUGH THE BANK

   You may purchase shares through M&T Bank. To do so, contact an account representative at M&T Bank or those affiliates of M&T Bank which make shares available, or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-4488).

THROUGH M&T SECURITIES, INC.

   You may purchase shares of the Fund through any representative of M&T Securities, Inc. ("M&T Securities") at M&T Bank, as well as at separate M&T Securities locations, or by calling 1-800-724-5445. M&T Securities (member NASD and SIPC) is a wholly-owned registered broker-dealer subsidiary of M&T Bank.

THROUGH AUTHORIZED BROKER/DEALERS

An investor may place an order through authorized brokers and dealers to purchase shares of the Fund. For additional details, contact your broker.

PAYMENT

Payment may be made by either check or federal funds or by debiting a customer's account at M&T Bank or any of its affiliate banks. Purchase orders must be received by 4:00 p.m. (Eastern time) in order to be credited that same day. For settlement of an order to occur, payment must be received on the next business day following the order.

BUYING SHARES BY WIRE

You can purchase shares of the Fund by Federal Reserve wire. This is referred to as wiring federal funds, and it simply means that your bank sends money to the Fund's bank through the Federal Reserve System. To purchase shares by Federal Reserve wire, call M&T Bank's Mutual Fund Services or any representative of M&T Securities before 4:00 p.m. (Eastern time) to place your order. The order is considered immediately received, provided payment by federal funds is received before 3:00 p.m. (Eastern time) the next business day.

BUYING SHARES BY MAIL

To buy shares of the Fund for the first time by mail, complete and sign an account application form and mail it, together with a check made payable to "Vision New York Tax-Free Fund" in an amount of $500 or more, to the address below:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York, 14240-4556

Current shareholders can purchase shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check has been received.





BUYING SHARES BY TRANSFER

To purchase shares of the Fund by transferring money from a bank account, you must maintain a checking or NOW deposit account at M&T Bank or any of its affiliate banks. To place an order, call M&T Bank's Mutual Fund Services or any representative of M&T Securities before 4:00 p.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account by the next business day and your purchase of shares will be effected on the day the order is placed.

CUSTOMER AGREEMENTS

Shareholders normally purchase shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn periodically and invested in Fund shares at the next net asset value calculated after your order is received plus any applicable sales charge.


To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

DIVIDENDS AND CAPITAL GAINS

The Fund declares dividends daily and pays them monthly. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

Dividends and capital gains will be automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date's net asset value without a sales charge, unless payments are requested by writing to the Fund or M&T Bank's Mutual Fund Services. Dividends and capital gains can also be reinvested in shares of any other fund comprising the Vision Group of Funds, Inc., subject to any applicable investment requirements.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. The Fund will not issue certificates for your shares unless you make a written request to the Fund. Federated Shareholder Services Company is a subsidiary of Federated Investors.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to shareholders of the Fund to report dividends paid during the month.

HOW TO EXCHANGE SHARES



ALL SHAREHOLDERS IN ANY OF THE FUNDS ARE SHAREHOLDERS OF VISION GROUP OF FUNDS, INC. AND HAVE ACCESS TO THE OTHER FUNDS IN THE CORPORATION (REFERRED TO AS "PARTICIPATING FUNDS" AND LISTED BELOW UNDER "DESCRIPTION OF FUND SHARES") THROUGH AN EXCHANGE PROGRAM. YOU MAY EXCHANGE SHARES OF THE FUND FOR SHARES OF OTHER



PARTICIPATING FUNDS AT NET ASSET VALUE, PLUS ANY APPLICABLE SALES CHARGE.

   When exchanging into and out of Participating Funds with a sales charge and Participating Funds without a sales charge, shareholders who have paid a sales charge once upon purchasing shares of any Participating Fund, including those shares acquired by the reinvestment of dividends, will not have to pay a sales charge again on an exchange. When exchanging into and out of Participating Funds with different sales charges, exchanges are made at net asset value. Shares of Participating Funds with no sales charge acquired by direct purchase may be exchanged for shares of other Participating Funds with a sales charge at net asset. However, shares of Participating Funds with no sales charge that were acquired by the reinvestment of dividends will not be subject to a sales charge upon an exchange into shares of a Participating Fund with a sales charge. Instead, such exchanges will be made at net asset value.

To be eligible for this exchange privilege, you must exchange shares with a net asset value of at least the minimum initial investment required by the fund into which you are exchanging if it is a new account. You may exchange your shares only for shares of Participating Funds that may legally be sold in your state of residence. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the Participating Fund into which an exchange is to be made.

Once the transfer agent has received proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next net asset value calculated. If you do not have an account in the Participating Fund whose shares you want to acquire, you must establish a new account. Unless you specify otherwise, this account will be registered in the same name and have the same dividend and capital gains payment options as you selected with your existing account. If the new account registration (name, address, and taxpayer identification number) is not identical to your existing account, you must provide a signature guarantee to verify your signature. Please see the "Signature Guarantees" section later in this prospectus for more information about signature guarantees.

Each exchange is considered a sale of shares of one fund and a purchase of shares of another fund, and depending on the circumstances, may generate a short or long-term capital gain or loss for federal income tax purposes.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders will be notified prior to any modification or termination.

To find out more about the exchange privilege, call M&T Bank's Mutual Fund Services.

EXCHANGING SHARES BY TELEPHONE


You may exchange shares between Participating Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-
4488). To sign up for telephone exchanges, you must select the telephone exchange option on the new account application. It is recommended that you request this privilege on your initial application. If you do not and later wish to take advantage of telephone exchanges, you may call M&T Bank's Mutual Fund Services for authorization forms.

You can only exchange shares by telephone between fund accounts with identical shareholder registrations (names, addresses, and taxpayer identification numbers).

Telephone exchange instructions must be received by M&T Bank's Mutual Fund Services by 4:00 p.m. (Eastern time) and transmitted to Federated
Shareholder Services Company before 4:00 p.m. (Eastern time) for shares to be exchanged that same day. You will not receive a dividend from the fund into which you are exchanging on the date of the exchange.

You may have difficulty making exchanges by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written exchange request by mail for next day delivery to the Vision Group of Funds, Inc. at the address shown below.

If you have certificates for the shares you want to exchange, you cannot make a telephone exchange. Instead, the certificates must be properly endorsed and should be sent by registered or certified mail, along with your written exchange request, to the Vision Group of Funds, Inc. at the address shown below. M&T Bank's Mutual Fund Services will then forward the certificate to the transfer agent, Federated Shareholder Services Company, and the shares will be deposited into your account before the exchange is made.

Shareholders requesting the telephone exchange service authorize the Corporation and its agents to act upon their telephonic instructions to exchange shares from any account for which they have authorized such services. Exchange instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

EXCHANGING SHARES BY MAIL

You may exchange shares by mail by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556

HOW TO REDEEM SHARES

THE FUND REDEEMS YOUR SHARES AT THE NET ASSET VALUE PER SHARE NEXT DETERMINED AFTER THE FUND RECEIVES YOUR REDEMPTION REQUEST. WHEN FUND SHARES ARE

REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.


You may redeem shares only on days when the Fund computes its net asset value. You cannot redeem shares shares on days when the New York Stock Exchange or M&T Bank are closed, or on holidays when wire transfers are restricted (Columbus Day, Veterans' Day, and Martin Luther King Day). While you may redeem various amounts by telephone or written request, you can close your account only by written request.

TELEPHONE REDEMPTIONS

You may redeem your shares by calling M&T Bank's Mutual Fund Services at
(800) 836-2211 (in the Buffalo area, phone 842-4488) before 4:00 p.m.
(Eastern time). The proceeds will be wired the next business day directly to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank that is a member of the Federal Reserve System. M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.

You will be automatically eligible for telephone redemptions, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone/ wire redemption option on your initial application. If you do not do this and later wish to take advantage of telephone redemptions, you must call M&T Bank's Mutual Fund Services for authorization forms.

You may have difficulty redeeming shares by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written redemption request by mail for next day delivery to the Vision Group of Funds, Inc. at the address shown below.

The Fund reserves the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination.

If you hold shares in certificate form, you cannot redeem those shares by phone, but instead must redeem them in writing as explained below.

Shareholders who accept the telephone redemption service authorize the Corporation and its agents to act upon their telephonic instructions to redeem shares from any account for which they have authorized such services. Redemption instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES BY MAIL

You may redeem shares by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556

Please call M&T Bank's Mutual Fund Services for specific instructions before redeeming by letter. Your written request must include your name, the Fund's name, your account number, and the share or dollar amount you want to redeem. If share certificates have been issued to you, those certificates must be properly endorsed and should be sent by registered or certified mail along with your redemption request.

SIGNATURE GUARANTEES

A signature guarantee verifies the authenticity of your signature. For your protection, you must have your signature guaranteed on written redemption requests in the following instances:

  if you are redeeming shares worth $50,000 or more;

  if you want a redemption of any amount sent to an address other than your address on record with the Fund;

  if you want a redemption of any amount payable to someone other than yourself as the shareholder of record; or

  if you want to transfer the registration of the Fund shares.

The signature guarantee must be provided by:

  a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

  a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which also is administered by the FDIC;



  a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchange; or

  any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

If you own Fund shares worth $10,000 or more, you can have regular payments of $50 or more sent from your Fund account to you, another person you designate or your checking or NOW deposit account. Fund shares are redeemed to provide periodic payments in the amount you specify.


Depending on the amount you are withdrawing, the amount of dividends or any capital gains distributions paid on the Fund shares, and any possible fluctuations in the Fund's net asset value per share, these redemptions may reduce and eventually exhaust your investment in the Fund. For this reason, you should not consider systematic withdrawal payments as yield or income received from your investment in the Fund. Due to the fact that shares are sold subject to a sales charge, it may not be advisable for shareholders to be purchasing shares while participating in this program.

For more information and an application form for the Systematic Withdrawal Program, call M&T Bank's Mutual Fund Services.

INVOLUNTARY REDEMPTIONS

Because of the high cost of maintaining accounts with low balances, the Fund may redeem your shares and send you the proceeds if your account balance falls below a minimum value of $250 due to shareholder redemptions. Shareholders who make large or frequent withdrawals may be particularly vulnerable to this involuntary redemption process. However, before shares are redeemed to close an account, the shareholder will be notified in writing and given 30 days to purchase additional shares to meet the minimum balance requirement.

Further, the Fund reserves the right to redeem shares involuntarily or make payment for redemptions in the form of securities if it appears appropriate to do so in light of the Fund's responsibilities under the Investment Company Act of 1940.



TAX INFORMATION

BELOW IS A GENERAL DISCUSSION OF TAX CONSIDERATIONS FOR THE FUND. NO ATTEMPT HAS BEEN MADE TO PRESENT A DETAILED EXPLANATION OF THE INCOME TAX TREATMENT OF THE FUND OR ITS SHAREHOLDERS, AND THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

The tax consequences discussed here apply whether you receive dividends in cash or reinvest them in additional shares. The Fund will send you tax information annually regarding the federal income tax consequences of distributions made during the year. You should definitely consult your own tax adviser about any state or local taxes that may apply.

The Fund will be treated as a separate entity for federal income tax purposes. income earned by the Fund, including any capital gains or losses realized, is not combined with income earned on the Corporation's other Portfolios.

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code so that it is not required to pay federal income taxes on the income and capital gains distributed to shareholders.

FEDERAL TAXES

Shareholders are not required to pay federal income tax on any dividends received from the Fund that represent net interest received from tax-exempt municipal securities (exempt-interest dividends). The Fund intends to invest its assets so that most of the dividends it pays will be considered exempt-interest dividends. Shareholders will be required to pay federal income tax on dividends received from the Fund attributable to capital gains and net interest received from taxable temporary investments, although the Fund anticipates that such amounts will be limited.

However, exempt-interest dividends on certain private activity municipal securities may be included in calculating the federal alternative minimum tax ("AMT") for individuals and corporations (previously discussed in the "AMT Obligations" section). The AMT is a special federal tax that applies to taxpayers who claim certain large income tax deductions, which are referred to as tax preference items. To the extent the Fund invests in AMT obligations, a portion of the Fund's dividends will be treated as a tax preference item for shareholders potentially affected by the AMT. But this is only meaningful if you yourself are subject to the AMT. Ask your own tax adviser for more information.

NEW YORK TAXES

Under existing New York laws, shareholders will not be subject to New York State or New York City personal income taxes on dividends to the extent that such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986, as amended, and represent interest income attributable to obligations of the State of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. To the extent that distributions are derived from other income, such distributions will be subject to New York State or New York City personal income tax.



The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York State and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.

Dividends paid by the Fund are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

CORPORATE SHAREHOLDER INFORMATION

In the case of a corporate shareholder, all exempt-interest dividends paid by the Fund are included in computing the shareholder's adjusted current earnings, upon which is based a separate corporate preference item that may be subject to the AMT. The corporate AMT tax rate is 20%.

No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.

Dividends paid by the Fund are not exempt from the New York State franchise tax on corporations or the New York City general corporation tax.

THE TAX TREATMENT OF TEMPORARY INVESTMENTS


Dividends paid by the Fund that are attributable to the net interest earned on some temporary investments (previously discussed in the "Temporary Investments" section) and any realized net short-term capital gains are taxed as ordinary income.

DESCRIPTION OF FUND SHARES

Vision Group of Funds, Inc. was organized as a Maryland corporation on February 23, 1988, and consists of seven available portfolios: Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision New York Tax-Free Fund, Vision Growth and Income Fund and Vision Capital Appreciation Fund. The Corporation's Articles of Incorporation permit the Corporation to offer separate series of shares in these funds or other future portfolios.

Each Fund share represents an equal proportionate interest in the Fund with other shares and participates equally in the dividends and any other distributions that are declared at the discretion of the Corporation's Board of Directors.

VOTING RIGHTS AND OTHER INFORMATION

SHAREHOLDERS OF THE FUND ARE ENTITLED TO ONE VOTE FOR EACH FULL SHARE THEY HOLD AND TO FRACTIONAL VOTES FOR ANY FRACTIONAL SHARES THEY HOLD.

Shareholders in the Fund generally vote in the aggregate and not by class, unless the law expressly requires otherwise or the Board of Directors determines that the matter to be voted upon affects only the interests of shareholders of a particular class. (See the "Description of Fund Shares" in the Statement of Additional Information for examples of when the Investment Company Act of 1940 requires that shareholders vote by class.)

The Fund is not required to hold annual shareholder meetings, unless matters arise that require a vote of the shareholders under the Investment Company Act of 1940. That law requires a vote of the shareholders to approve changes in the Fund's investment advisory agreement, to replace the Fund's independent certified public accountants and, under certain circumstances, to elect members to the Corporation's Board of Directors.

Directors may be removed by the Corporation's Board of Directors or by a vote of shareholders at a special meeting. The Corporation's Board of Directors will promptly call a special meeting of shareholders upon the written request of shareholders owning at least 10% of any Fund's outstanding shares.

As used in this prospectus, "assets belonging to the Fund" means the money received by the Corporation upon the issuance or sale of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment of that money. This includes any proceeds from the sale, exchange, or liquidation of these investments, any funds or payments derived from the reinvestment of these proceeds, and a portion of the general assets of the Corporation that do not otherwise belong to the Fund.

Assets belonging to the Fund are charged with the direct expenses and liabilities of the Fund and with a share of the general expenses and liabilities of the Corporation. The general expenses and liabilities of the Corporation are allocated in proportion to the relative asset values of all the Corporation's portfolios at the time the expense or liability is incurred.

The management of the Corporation determines the Fund's direct and allocable liabilities at the time the expense or liability is incurred as well as the Fund's allocable share of any general assets at the time the asset is acquired. These determinations are reviewed and approved annually by the Corporation's Board of Directors and are conclusive.

HOW THE FUND SHOWS PERFORMANCE

   From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices. The Fund may advertise its performance in terms of yield and total return, as defined below. Of course, total return, yield, and tax-equivalent yield figures are based on past results and are not an indication of future performance.

   TOTAL RETURN

The average annual total return of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.



YIELD

The yield of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders

TAX-EQUIVALENT YIELD

   The tax-equivalent yield of the Fund is calculated similarly to the yield. However, it is adjusted to show the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate, and assuming that income is 100% tax exempt. The tax-equivalent yield is computed by dividing the tax-free yield by the result of one minus the combined federal and state tax rate. For example, if an investor is in the 31% federal income tax bracket, and the rate for state taxes is 6.85%, assuming the tax-free yield is 3.5%, the investor would have to receive 5.73% from a taxable investment to equal that tax-free yield (3.5% divided by 1 - (.31 + .07875 = 5.73%).

       Addresses



Vision Group of Funds, Inc.
 P.O. Box 4556
Buffalo, New York 14240-4556
(800) 836-2211  (716) 842-4488

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, New York 14240

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1119
Boston, Massachusetts 02103

ADMINISTRATOR
Federated Administrative Services
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600


Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, Pennsylvania 15219

 Vision New York Tax-Free Fund

Prospectus dated

    June 30, 1997

[VISION LOGO]

[LOGO] FEDERATED INVESTORS               MANUFACTURERS AND TRADERS TRUST
COMPANY

Federated Investors Tower         Investment Adviser Pittsburgh, PA 15222-
3779         A subsidiary of First Empire State
Corporation

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

92830F505

    3081706A (6/97)


 TR3081706A (6/97)

 [VISION LOGO]


PROSPECTUS

VISION U.S. GOVERNMENT SECURITIES FUND

(A PORTFOLIO OF VISION GROUP OF FUNDS, INC.)

   PROSPECTUS DATED JUNE 30, 1997

Vision Group of Funds, Inc. (the "Corporation") is an open-end management investment company (a mutual fund) that offers you a choice of seven separate investment portfolios with distinct investment objectives and policies. This prospectus relates to one of the seven portfolios, Vision U.S. Government Securities Fund (the "Fund").

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), ARE NOT ENDORSED OR GUARANTEED BY M&T BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus gives you information about the Fund. Please read the prospectus before you invest and keep it for future reference.


   You can find additional facts about the Fund in the Statement of Additional Information dated June 30, 1997, which has also been filed with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. To obtain a free copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received it electronically, or make other inquiries about the Fund, simply call or write Vision Group of Funds, Inc. at the telephone number or address below. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VISION GROUP OF FUNDS, INC. P.O. Box 4556 Buffalo, New York 14240-4556
(800) 836-2211  (716) 842-4488

TABLE OF CONTENTS

SYNOPSIS

INVESTMENT OBJECTIVES AND POLICIES

Vision Group of Funds, Inc. (the "Corporation") offers you a convenient, affordable way to participate in seven separate, professionally managed portfolios. This prospectus discusses Vision U.S. Government Securities
Fund.

VISION U.S. GOVERNMENT SECURITIES FUND (THE "FUND") IS A DIVERSIFIED PORTFOLIO WHICH SEEKS CURRENT INCOME. THE FUND INVESTS IN A DIVERSIFIED PORTFOLIO CONSISTING PRIMARILY OF SECURITIES THAT ARE GUARANTEED AS TO PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES. CAPITAL APPRECIATION IS A SECONDARY INVESTMENT CONSIDERATION. (SEE "HOW THE FUND INVESTS.")

BUYING AND REDEEMING FUND SHARES

You can conveniently buy and redeem Fund shares on almost any business day. Shares of the Fund are sold at net asset value plus a sales charge and redeemed at net asset value. The minimum initial investment in the Fund is $500 ($250 for retirement plans), and it may be waived or lowered from time to time. (See "Your Guide to Using the Fund.")

FUND MANAGEMENT

   The Fund's investment adviser is M&T Bank, which makes investment decisions for the Fund. M&T Bank is the principal banking subsidiary of First Empire State Corporation.

SHAREHOLDER SERVICES

When you become a shareholder, you can easily get information about your account by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-4488).





RISK FACTORS

An investment in the Fund may involve certain risks that are explained more fully in the sections of this prospectus discussing the Fund's investment techniques.

A SUMMARY OF THE FUND'S EXPENSES    (To be filed by amendment)

VISION U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS    (To be filed by amendment)

HOW THE FUND INVESTS

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income. The investment objective cannot be changed without approval of its shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES


THE FUND PURSUES ITS INVESTMENT OBJECTIVE BY INVESTING, UNDER NORMAL MARKET CIRCUMSTANCES, AT LEAST 65% OF ITS TOTAL ASSETS IN A DIVERSIFIED PORTFOLIO CONSISTING OF SECURITIES THAT ARE GUARANTEED AS TO PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES ("U.S. GOVERNMENT SECURITIES"). CAPITAL APPRECIATION IS A SECONDARY INVESTMENT CONSIDERATION. THE FUND ANTICIPATES THAT MOST OF ITS ASSETS WILL BE INVESTED IN FIXED INCOME SECURITIES HAVING MATURITIES GREATER THAN ONE YEAR. CERTAIN MORTGAGE-BACKED SECURITIES, INCLUDING ARMS AND CMOS (AS DEFINED BELOW), ARE INCLUDED WITHIN THE DEFINI- TION OF "U.S. GOVERNMENT SECURITIES." DEPENDING UPON MARKET CONDITIONS, THE FUND MAY INVEST A SUBSTANTIAL PORTION OF ITS ASSETS IN MORTGAGE-BACKED SECURITIES. FOR A DESCRIPTION OF THESE SECURITIES, SEE BELOW.



ACCEPTABLE INVESTMENTS

The Fund's investments include:

  U.S. Government Securities (see below);

  mortgage-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property (see below);

  asset-backed securities that are similar to mortgage-backed securities, but have underlying assets that are not mortgage loans or interests in mortgage loans (see below);


     taxable municipal securities;

  domestic issues of corporate debt obligations, including demand master notes, rated at the time of purchase Aaa, Aa, or A by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, or A by Standard & Poor's Ratings Group ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), or, if unrated, of comparable quality as determined by the Fund's adviser;

  commercial paper that at the time of purchase is rated not less than P-1, A-1, or F-1 by Moody's, S&P, or Fitch, respectively, or, if unrated, of comparable quality as determined by the Fund's adviser;

  time and savings deposits (including certificates of deposit) in commercial or savings banks;

  bankers' acceptances;

  repurchase agreements collateralized by high quality, liquid investments; and

  money market instruments.

In addition, the Fund may purchase the investments and engage in the investment techniques described below.

U.S. GOVERNMENT SECURITIES

The U.S. Government Securities in which the Fund invests include:


     direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

  notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

  notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

  notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.


Mortgage-backed securities, including ARMS and CMOs (as defined below), are securities which can be issued by the U.S. government, its agencies or instrumentalities.

   Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

  the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;


  the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

MORTGAGE-BACKED SECURITIES

   The Fund may invest in mortgage-backed securities, which are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently four basic types of mortgage-backed securities that the Fund may purchase: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as Federal Government National Mortgage Association (`Ginnie Mae''), Federal National Mortgage Association (``Fannie Mae''), and Federal Home Loan Mortgage Corporation (`Freddie Mac''); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement; and (iv) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government.

The privately issued mortgage-backed securities provide for a periodic payment consisting of both interest and/or principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested. See "Asset-Backed Securities" below for a description of risks.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")

ARMS are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMS in which the Fund invests are issued by Ginnie Mae, Fannie Mae, or Freddie Mac, and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. ARMS may also be collateralized by whole loans or private pass-through securities.

Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and/or interest and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of fixed-income securities.

Not unlike other fixed-income securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but may be collateralized by whole loans or private pass-through securities.

The Fund will only invest in CMOs which, at the time of purchase, are rated AAA by a nationally recognized statistical rating organization ("NRSRO") or are of comparable quality as determined by the Fund's adviser, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. Government Securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")



REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interest." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.



ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities which, at the time of purchase, are rated in the top three rating categories by an NRSRO, including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

Mortgage-backed securities (including ARMs, CMOs, and REMICs) and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, it may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities. Furthermore if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

   TAXABLE MUNICIPAL SECURITIES


The Fund may invest in taxable municipal securities, which are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are `general obligation''and ``revenue'' bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

CORPORATE DEBT OBLIGATIONS

The Fund may invest in corporate debt obligations, including corporate bonds, notes, and debentures, which may have floating or fixed rates of interest. These obligations will be rated at the time of purchase in the top three rating categories of an NRSRO or, if the obligations are unrated, they will be of comparable quality as determined by the Fund's adviser. If any security purchased by the Fund is subsequently downgraded, securities will be evaluated on a case by case basis by the Fund's adviser. The Fund's adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the rating categories is contained in the Appendix to the Fund's Statement of Additional Information.

FIXED RATE CORPORATE DEBT OBLIGATIONS

The Fund may invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations, but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.

Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described below, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics.
Therefore, they behave more like floating rate securities with respect to price volatility.

FLOATING RATE CORPORATE DEBT OBLIGATIONS

The Fund may invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

Downgraded securities will be evaluated on a case by case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreements, which are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other high quality, liquid securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, it could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

ILLIQUID AND RESTRICTED SECURITIES

The Fund may invest up to 15% of net assets in illiquid securities, which may include restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities laws. To the extent these securities are deemed to be illiquid, the Fund will limit its purchases, together with other securities considered to be illiquid, to 15% of its net assets.



VARIABLE RATE DEMAND NOTES

The Fund may purchase variable rate demand notes, which are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

   The Fund may invest in the securities of other investment companies. Generally, the Fund will limit its investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limitations by an exemptive order of the SEC or otherwise by the Investment Company Act of 1940. It should be noted that investment companies incur certain expenses such as advisory, custodian and transfer agency fees, and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.


ZERO COUPON BONDS

The Fund may invest in zero coupon bonds, which are debt securities issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity.

LENDING OF PORTFOLIO SECURITIES

   In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will enter into loan arrangements only with broker/dealers, banks, or other institutions which the Fund's adviser has determined are creditworthy under guidelines established by the Corporation's Board of Directors and will receive collateral in the form of cash, U.S. government securities or other liquid securities equal to at least 100% of the value of the securities loaned.

There is the risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

SHORT SALES


The Fund may sell securities short from time to time, subject to certain restrictions. A short sale occurs when a security which the Fund does not own is sold in anticipation of a decline in its price. If the decline occurs, shares equal in number to those sold short can be purchased at the lower price. If the price increases, the higher price must be paid. The purchased shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When the Fund enters into a short sale, assets that are equal to the market price of the securities sold short or any lesser price at which the Fund can obtain such securities, are segregated on the Fund's records and maintained until the Fund meets its obligations under the short sale.



PUT AND CALL OPTIONS

The Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds against fluctuations in value. The Fund may also write put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write put and call options on securities either held in its portfolio or for which the Fund has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The Fund may also purchase call options on securities to protect against price movements in particular securities which the Fund intends to purchase. A call option gives the Fund, in return for a premium, the right (but not the obligation) to buy the underlying security from the seller at a pre-determined price.


The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on certain portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or broker/dealers) deemed creditworthy by the Fund's adviser.

Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

If the Fund does not exercise an option it has purchased, then the Fund loses in value the price it paid for the option premium. If the Fund writes (sells) an option which is subsequently exercised, the premium received by the Fund from the option purchaser may not exceed the increase (in the case of a call option) or decrease (in the case of a put option) in the value of the securities underlying the option, in which case the difference represents a loss for the Fund. However, if the option expires without being exercised, the Fund realizes a gain in the amount of the premium it received.

FUTURES AND OPTIONS ON FUTURES

The Fund may purchase and sell financial futures contracts to attempt to hedge all or a portion of its portfolio against changes in interest rates or economic market conditions. Financial futures contracts require the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

   Generally, the Fund may not purchase or sell futures contracts or related options, for other than bona fide hedging purposes, if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. When the Fund purchases futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.



RISKS

When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements under limited circumstances. This transaction is similar to borrowing cash.



DIVERSIFICATION



The Fund is a "diversified" investment company. Under the Investment Company Act of 1940 and the Internal Revenue Code of 1986, this means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government obligations). The balance of the Fund's assets is not subject to this limitation. Thus, the Fund may invest up to 25% of its total assets in the securities of any one issuer.

DEBT CONSIDERATION

In the debt market, prices move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes.

The market value of debt obligations, and therefore the Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Fund's investment adviser. The Fund's investment adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent the Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value.

   Yields on taxable municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities and demand features, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due.

INVESTMENT LIMITATIONS

The Fund will not:

borrow money directly or through reverse repurchase agreements
(arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings.

with respect to 75% of the value of its total assets, invest more than 5% in securities of one issuer other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities, or acquire more than 10% of the voting securities of any one issuer.



   The above investment limitations cannot be changed without shareholder approval.

FUND MANAGEMENT, DISTRIBUTION AND ADMINISTRATION

BOARD OF DIRECTORS

THE FUND IS MANAGED BY A BOARD OF DIRECTORS.

The Directors are responsible for managing the business affairs for the Fund and for exercising all the Fund's powers except those reserved for the shareholders.

INVESTMENT ADVISER

INVESTMENT DECISIONS FOR THE FUND ARE MADE BY M&T BANK, SUBJECT TO DIRECTION BY THE DIRECTORS.

The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Corporation's Board of Directors and could result in severe penalties.



ADVISORY FEES

   For the services M&T Bank provides and the expenses it assumes as investment adviser, M&T Bank is entitled to receive a fee from the Fund, equal to an annual rate of .70% of the Fund's average net assets. This fee is computed daily and paid monthly. M&T Bank has agreed to pay all expenses it incurs in connection with its advisory activities, other than the cost of securities (including any brokerage commissions) purchased for the Fund. From time to time, M&T Bank may voluntarily waive all or a portion of its advisory fees in order to help the Fund maintain a competitive expense ratio.

ADVISER'S BACKGROUND

   M&T Bank is the principal banking subsidiary of First Empire State Corporation, a $13 billion bank holding company, as of December 31, 1996, headquartered in Buffalo, New York. M&T Bank has 161 offices throughout New York State and an office in Nassau, The Bahamas.


   M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. The Fund's investments are managed through the Trust & Investment Services Division of M&T Bank. As of December 31, 1996, M&T Bank had $3.1 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). M&T Bank has served as investment adviser to various funds of the Corporation since 1988. As of December 31, 1996, M&T Bank managed over $1.2 billion in net assets of the Corporation's money market funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

Mr. Robert J. Truesdell served as the Fund's portfolio manager from August 1994 through February 1995. Since the Fund's inception, Mr. Truesdell was also responsible for overseeing the Fund's management, and has supervised the Fund's investment decisions. Mr. Truesdell oversees investment activities of M&T Bank's money market and fixed income products, and the money market funds in the Vision Group of Funds, Inc. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. In addition to the Vision money market funds, he also manages individual investment management accounts. Mr. Truesdell holds an M.B.A. in accounting from S.U.N.Y. at Buffalo.

Mr. Thomas R. Pierce has been the Fund's portfolio manager since March 1995. Mr. Pierce joined M&T Bank in January 1995 as Vice President from Merit Investment Advisors where he acted as Director of Fixed Income


Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce holds an A.B. in Economics from Washington University and is an M.B.A. candidate at the University of Chicago.

DISTRIBUTION OF FUND SHARES

FEDERATED SECURITIES CORP. IS THE PRINCIPAL DISTRIBUTOR FOR SHARES OF THE
FUND.

Shares of the Fund are sold on a continuous basis by Federated Securities Corp. It is a Pennsylvania corporation organized on November 14, 1969, and is also the principal distributor for a number of other investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Pittsburgh, Pennsylvania.

DISTRIBUTION PLAN

   Under a distribution plan (referred to as the "Plan") adopted in accordance with Rule 12b-1 promulgated under the Investment Company Act of 1940, the Fund may pay to the distributor an amount computed at an annual rate of 0.25% of its average daily net assets to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its 12b-1 compensation under the Plan to the extent the expenses attributable to shares of the Fund exceed such lower expense limitation as the distributor may, by notice to the


Corporation, voluntarily declare to be effective. The Fund has no present intention of paying or accruing 12b-1 fees during the fiscal year ending April 30, 1998.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.



The distributor may select certain entities to provide sales and/or administrative services as agents for holders of shares of the Fund. For a description of administrative services, see "Administrative Arrangements" below.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund has adopted a Shareholder Services Plan, which is administered by Federated Administrative Services. Under the Plan, M&T Bank may act as a


shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Fund may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of shares. This fee will be equal to 0.25% of the Fund's average daily net assets for which the Shareholder Servicing Agent provides services. The Fund will not accrue or pay any shareholder servicing agent fees until a separate class of shares has been created for the Fund or the prospectus is amended to reflect the imposition of fees.

ADMINISTRATIVE ARRANGEMENTS

The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings banks) to provide administrative services that are not provided by Federated Administrative Services (see below). These administrative services include distributing prospectuses and other information, providing accounting assistance and shareholder communications, or otherwise facilitating shareholder purchases and redemptions (sales) of any Fund shares. The administrators appointed could include affiliates of the adviser.

Brokers, dealers, and administrators will receive fees from the distributor based upon shares owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. If the distributor pays any fees for these services, the fees will be reimbursed by the adviser and not the Fund.

ADMINISTRATION OF THE FUND

FEDERATED ADMINISTRATIVE SERVICES, A SUBSIDIARY OF FEDERATED INVESTORS, PROVIDES THE FUND WITH CERTAIN ADMINISTRATIVE PERSONNEL AND SERVICES NECESSARY TO OPERATE THE FUND.

ADMINISTRATIVE SERVICES

Such services include certain legal and accounting services. Federated Administrative Services provides these services for an annual fee as specified below:



MAXIMUM ADMINISTRATIVE             AGGREGATE DAILY NET           FEE
                         ASSETS OF VISION
     GROUP OF FUNDS, INC.

 .150%                                   on the first $250 million
 .125%                                   on the next $250 million
 .100%                                  on the next $250 million
 .075%                                   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.



YOUR GUIDE TO USING THE FUND

HOW THE FUND VALUES ITS SHARES

THE FUND'S NET ASSET VALUE PER SHARE FLUCTUATES.

The net asset value for the Fund's shares is determined by adding the market value of all securities and other assets of the Fund, subtracting the liabilities of the Fund and dividing the remainder by the total number of the Fund's shares outstanding.

MINIMUM INITIAL INVESTMENT

The minimum initial investment in the Fund is $500, unless the investment is in a retirement plan, in which case the minimum initial investment is $250. The minimum initial investment may be waived or lowered from time to time. Subsequent investments must be in amounts of at least $25, including retirement plans. In addition, the minimum initial and subsequent investment amounts may be waived or lowered from time to time, such as for customers participating in the automatic investment services described below.

WHAT FUND SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:



                                                       DEALER
                    SALES CHARGE  SALES CHARGE   CONCESSION
                         AS                  AS A           AS A
                    A PERCENTAGE   PERCENTAGE    PERCENTAGE
                    OF PUBLIC           OF NET              OF PUBLIC
                    OFFERING       AMOUNT         OFFERING
AMOUNT              PRICE               INVESTED       PRICE
OF TRANSACTON

Less than  $100,000...........     4.50%                4.71%
     4.00% $100,000 but less
 than $250,000......          3.75%                3.90%
     3.25% $250,000 but less  than
$500,000......            3.00%               3.09%                   2.75%
$500,000 but less  than
$1 million....            2.00%                   2.04%               1.75%
 $1 million or  more...............     0.00%           0.00%
0.00%

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on:

(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected;


(ii) days during which no shares are tendered for redemption by shareholders and no orders to purchase shares are received; or

(iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In connection with the sale of Fund shares, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor.

SALES CHARGE REALLOWANCE

For sales of shares of the Fund, a broker/dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a broker/dealer will be retained by the distributor. However, the distributor will uniformly and periodically offer to pay broker/dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash, items of material value, or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational- type facilities. In some instances, these incentives will be made available only to broker/ dealers whose employees have sold or may sell significant amounts of shares.

The distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of their customers in connection with the initiation of customer accounts and pur- chases of shares of the Fund.



In addition, the distributor will offer to pay broker/dealers an amount of up to 1.00% of the net asset value of shares purchased for an account of their client or customer in an amount of $1 million or more.

The distributor, M&T Bank, or affiliates thereof, at their own expense and out of their own assets, may also provide other compensation to financial institutions, in connection with sales of shares of the Fund or as financial assistance for providing substantial marketing, sales and operational support. Compensation may also include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other special events. In some instances, this compensation may be predicated upon the amount of shares sold and/or upon the type and nature of sales or operational support they furnish. Dealers may not use sales of the Corporation's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned other compensation shall be paid for by the Corporation, the Fund, or its shareholders, nor will it change the price paid by investors for the purchase of Fund shares.

PURCHASES AT NET ASSET VALUE

   Shares of the Fund may be purchased, subject to applicable law and regulation from time to time, at net asset value, without a sales charge, by the following investors, their spouses and their immediate relatives:
(i) current and retired employees and directors of M&T Bank, First Empire


State Corporation and their subsidiaries; (ii) current and former Directors of the Corporation; (iii) clients of the Trust & Investment Services Division of M&T Bank; (iv) employees (including registered representatives) of a dealer which has a selling group agreement with the Fund's distributor and consents to such purchases; (v) current and retired employees of any sub-adviser to the Vision Group of Funds, Inc; and (vi) investors referred by any sub-adviser to the Vision Group of Funds, Inc. Immediate relatives include grandparents, parents, siblings, children, and grandchildren of a qualified investor, and the spouse of any immediate relative.

   The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase shares of the Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Fund, or its shareholders.

A special application form, which is available from the Shareholder Servicing Agent, must be submitted with the initial purchase.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF MUTUAL FUND SHARES OR ANNUITIES

Investors may purchase shares of the Fund at net asset value, without a sales charge, with the proceeds from either: (i) the redemption of shares of a mutual fund which was sold with a sales charge or commission; or (ii) fixed or variable rate annuities. The purchase must be made within 60 days of the redemption, and M&T Bank's Mutual Fund Services must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made, and must present satisfactory evidence of the redemption. Redemptions of mutual fund shares that are subject to a contingent deferred sales charge are not eligible to purchase Fund shares under this method. The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase shares of the Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Fund, or its shareholders.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of shares of the Fund through:

  quantity discounts and accumulated purchases;

  signing a 13-month letter of intent;

  using the reinvestment privilege; or concurrent Purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As shown in the table under "What Fund Shares Cost," larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge.

If an additional purchase of shares of the Fund is made, the Fund will consider the previous purchases still invested in the Fund in calculating the applicable sales charge rate. For example, if a shareholder already owns shares which were purchased at the public offering price of $70,000 and then purchases $40,000 more at the current public offering price, the sales charge of the additional purchase according to the schedule now in effect would be the rate imposed on a $110,000 investment, not the rate imposed on a $40,000 investment.

To receive the sales charge reduction, M&T Bank's Mutual Fund Services or the distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the Purchase.

LETTER OF INTENT

If a shareholder intends to purchase shares of the Fund equal in value to at least $100,000 over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold 4.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The 4.50% held in escrow will be applied to the shareholder's account at the end of the 13-month period, unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

REINVESTMENT PRIVILEGE

If shares in the Fund have been redeemed, the shareholder has a one-time right to reinvest, within 90 days, the redemption proceeds in the Fund at the next-determined net asset value without any sales charge. M&T Bank's Mutual Fund Services or the distributor must be notified by the shareholder in writing or by the shareholder's financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares in the Fund, there may be tax consequences.

CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Vision Group of Funds, Inc., the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $70,000 in one of the funds with a sales charge, and $40,000 in another fund with a sales charge, the sales charge imposed on each purchase would be reduced to the sales charge rate in effect for a $110,000 investment in the respective fund.

To receive this sales charge reduction, M&T Bank's Mutual Fund Services or the distributor must be notified by the agent placing the order at the time the concurrent purchases are made.



The sales charge will be reduced after the purchase is confirmed.

HOW TO BUY SHARES

YOU CAN BUY SHARES OF THE FUND ON ANY BUSINESS DAY, EXCEPT ON DAYS WHICH THE NEW YORK STOCK EXCHANGE OR M&T BANK IS CLOSED OR ON HOLIDAYS WHEN WIRE TRANSFERS ARE RESTRICTED (COLUMBUS DAY, VETERANS' DAY AND MARTIN LUTHER KING DAY).

Shares may be purchased either by wire, mail or transfer. The Fund reserves the right to reject any purchase request.

Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-8573.

THROUGH THE BANK

   You may purchase shares through M&T Bank. To do so, contact an account representative at M&T Bank or those affiliates of M&T Bank which make shares available or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-4488).



THROUGH M&T SECURITIES, INC.

   You may purchase shares of the Fund through any representative of M&T Securities, Inc. ("M&T Securities") at M&T Bank, as well as at separate M&T


Securities locations, or by calling 1-800-724-5445. M&T Securities (member NASD and SIPC) is a wholly-owned registered broker-dealer subsidiary of M&T Bank.

THROUGH AUTHORIZED BROKER/DEALERS

An investor may place an order through authorized brokers and dealers to purchase shares of the Fund. For additional details, contact your broker.

PAYMENT

Payment may be made by either check or federal funds or by debiting a customer's account at M&T Bank or any of its affiliate banks. Purchase orders must be received by 4:00 p.m. (Eastern time) in order to be credited that same day. For settlement of an order to occur, payment must be received on the next business day following the order.

BUYING SHARES BY WIRE

You can purchase shares of the Fund by Federal Reserve wire. This is referred to as wiring federal funds, and it simply means that your bank sends money to the Fund's bank through the Federal Reserve System. To purchase shares by Federal Reserve wire, call M&T Bank's Mutual Fund Services or any representative of M&T Securities before 4:00 p.m. (Eastern time) to place your order. The order is considered immediately received, provided payment by federal funds is received before 3:00 p.m. (Eastern time) the next business day.

BUYING SHARES BY MAIL



To buy shares of the Fund for the first time by mail, complete and sign an account application form and mail it, together with a check made payable to "Vision U.S. Government Securities Fund" in an amount of $500 or more, to the address below:

Vision Group of Funds, Inc.

P.O. Box 4556

Buffalo, New York, 14240-4556

Current shareholders can purchase shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check has been received.

BUYING SHARES BY TRANSFER

To purchase shares of the Fund by transferring money from a bank account, you must maintain a checking or NOW deposit account at M&T Bank or any of its affiliate banks. To place an order, call M&T Bank's Mutual Fund Services or any representative of M&T Securities before 4:00 p.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account by the next business day and your purchase of shares will be effected on the day the order is placed.

CUSTOMER AGREEMENTS


Shareholders normally purchase shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn periodically and invested in Fund shares at the next net asset value calculated after your order is received plus any applicable sales charge. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

DIVIDENDS AND CAPITAL GAINS

The Fund declares dividends daily and pays them monthly. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date's net asset value without a sales charge, unless payments are requested by writing to the Fund or M&T Bank's Mutual Fund Services. Dividends and capital gains can also be reinvested in shares of any other funds comprising the Vision Group of Funds, Inc., subject to any applicable investment requirements.



RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. The Fund will not issue certificates for your shares unless you make a written request to the Fund. Federated Shareholder Services Company is a subsidiary of Federated Investors.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to shareholders of the Fund to report dividends paid during the month.

HOW TO EXCHANGE SHARES

ALL SHAREHOLDERS IN ANY OF THE FUNDS ARE SHAREHOLDERS OF VISION GROUP OF FUNDS, INC. AND HAVE ACCESS TO THE OTHER FUNDS IN THE CORPORATION (REFERRED TO AS "PAR- TICIPATING FUNDS" AND LISTED BELOW UNDER "DESCRIPTION OF FUND SHARES") THROUGH AN EXCHANGE PROGRAM. YOU MAY EXCHANGE SHARES OF THE FUND FOR SHARES OF OTHER PARTICIPATING FUNDS AT NET ASSET VALUE, PLUS ANY APPLICABLE SALES CHARGE.


   When exchanging into and out of Participating Funds with a sales charge and Participating Funds without a sales charge, shareholders who have paid a sales charge once upon purchasing shares of any Participating Fund, including those shares acquired by the reinvestment of dividends, will not have to pay a sales charge again on an exchange. When exchanging into and out of Participating Funds with different sales charges, exchanges are made at net asset value. Shares of Participating Funds with no sales charge acquired by direct purchase may be exchanged for shares of other Participating Funds with a sales charge at net asset value. However, shares of Participating Funds with no sales charge that were acquired by the reinvestment of dividends will not be subject to a sales charge upon an exchange into shares of a Participating Fund with a sales charge. Instead, such exchanges will be made at net asset value.

To be eligible for this exchange privilege, you must exchange shares with a net asset value of at least the minimum initial investment required by the Participating Fund into which you are exchanging if it is a new account. You may exchange your shares only for shares of Participating Funds that may legally be sold in your state of residence. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the Participating Fund into which an exchange is to be made.

Once the transfer agent has received proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next net asset value calculated. If you do not have an account in the Participating Fund whose shares you want to acquire, you must establish a new account. Unless you specify otherwise, this account will be registered in the same name and have the same dividend and capital gains payment options as you selected with your existing account. If the new account registration (name, address, and taxpayer identification number) is not identical to your existing account, you must provide a signature guarantee to verify your signature. Please see the "Signature Guarantees" section later in this prospectus for more information about signature guarantees.

Each exchange is considered a sale of shares of one fund and a purchase of shares of another fund, and depending on the circumstances, may generate a short or long-term capital gain or loss for federal income tax purposes.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders will be notified prior to any modification or termination.

To find out more about the exchange privilege, call M&T Bank's Mutual Fund Services.

EXCHANGING SHARES BY TELEPHONE

You may exchange shares between Participating Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-
4488). To sign up for telephone exchanges, you must select the telephone exchange option on the new account application. It is recommended that you request this privilege on your initial application. If you do not and later wish to take advantage of telephone exchanges, you may call M&T Bank's Mutual Fund Services for authorization forms.

You can only exchange shares by telephone between fund accounts with identical shareholder registrations (names, addresses, and taxpayer identification numbers).



Telephone exchange instructions must be received by M&T Bank's Mutual Fund Services by 4:00 p.m. (Eastern time) and transmitted to Federated
Shareholder Services Company before 4:00 p.m. (Eastern time) for shares to be exchanged that same day. You will not receive a dividend from the fund into which you are exchanging on the date of the exchange.

You may have diffficulty making exchanges by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written exchange request by mail for next day delivery to the Vision Group of Funds, Inc. at the address shown below.

If you have certificates for the shares you want to exchange, you cannot make a telephone exchange. Instead, the certificates must be properly endorsed and should be sent by registered or certified mail, along with your written exchange request, to the Vision Group of Funds, Inc. at the address shown below. M&T Bank's Mutual Fund Services will then forward the certificate to the transfer agent, Federated Shareholder Services Company, and the shares will be deposited into your account before the exchange is made.

Shareholders requesting the telephone exchange service authorize the Corporation and its agents to act upon their telephonic instructions to exchange shares from any account for which they have authorized such services. Exchange instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



EXCHANGING SHARES BY MAIL

You may exchange shares by mail by sending your written request to:

Vision Group of Funds, Inc.

P.O. Box 4556

Buffalo, New York 14240-4556

HOW TO REDEEM SHARES

THE FUND REDEEMS YOUR SHARES AT THE NET ASSET VALUE PER SHARE NEXT DETERMINED AFTER THE FUND RECEIVES YOUR REDEMPTION REQUEST. WHEN FUND SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

You may redeem shares only on days when the Fund computes its net asset value. You cannot redeem shares on days when the New York Stock Exchange or M&T Bank are closed, or on holidays when wire transfers are restricted (Columbus Day, Veterans' Day, and Martin Luther King Day ). While you may redeem various amounts by telephone or written request, you can close your account only by written request.

TELEPHONE REDEMPTIONS

You may redeem your shares by calling M&T Bank's Mutual Fund Services at
(800) 836-2211 (in the Buffalo area, phone 842-4488) before 4:00 p.m.
(Eastern time). The proceeds will be wired the next business day directly to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank that is a member of the Federal Reserve System. M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.

You will be automatically eligible for telephone redemptions, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone/ wire redemption option on your initial application. If you do not do this and later wish to take advantage of telephone redemptions, you must call M&T Bank's Mutual Fund Services for authorization forms.

You may have difficulty redeeming shares by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written redemption request by mail for next day delivery to the Vision Group of Funds, Inc. at the address shown below.

The Fund reserves the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination.

If you hold shares in certificate form or hold Fund shares through an IRA account, you cannot redeem those shares by phone, but instead must redeem them in writing as explained below.

Shareholders who accept the telephone redemption service authorize the Corporation and its agents to act upon their telephonic instructions to redeem shares from any account for which they have authorized such services. Redemption instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES BY MAIL

You may redeem shares by sending your written request to:

Vision Group of Funds, Inc.

P.O. Box 4556

Buffalo, New York 14240-4556

Please call M&T Bank's Mutual Fund Services for specific instructions before redeeming by letter. Your written request must include your name, the Fund's name, your account number, and the share or dollar amount you want to redeem. If share certificates have been issued to you, those certificates must be properly endorsed and should be sent by registered or certified mail along with your redemption request.

SIGNATURE GUARANTEES

A signature guarantee verifies the authenticity of your signature. For your protection, you must have your signature guaranteed on written redemption requests in the following instances:


  if you are redeeming shares worth $50,000 or more;

  if you want a redemption of any amount sent to an address other than your address on record with the Fund;

  if you want a redemption of any amount payable to someone other than yourself as the shareholder of record; or

  if you want to transfer the registration of the Fund shares

The signature guarantee must be provided by:

  a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

  a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ( "SAIF" ), which also is administered by the FDIC;

  a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchange; or

  any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.


The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

If you own Fund shares worth $10,000 or more, you can have regular payments of $50 or more sent from your Fund account to you, another person you designate or your checking or NOW deposit account. Fund shares are redeemed to provide periodic payments in the amount you specify.

Depending on the amount you are withdrawing, the amount of dividends or any capital gains distributions paid on the Fund shares, and any possible fluctuations in the Fund's net asset value per share, these redemptions may reduce and eventually exhaust your investment in the Fund. For this reason, you should not consider systematic withdrawal payments as yield or income received from your investment in the Fund. Due to the fact that shares are sold subject to a sales charge, it may not be advisable for shareholders to be purchasing shares while participating in this program.


For more information and an application form for the Systematic Withdrawal Program, call M&T Bank's Mutual Fund Services.

INVOLUNTARY REDEMPTIONS

Because of the high cost of maintaining accounts with low balances, the Fund may redeem your shares and send you the proceeds if your account balance falls below a minimum value of $250 due to shareholder redemptions. Shareholders who make large or frequent withdrawals may be particularly vulnerable to this involuntary redemption process. However, before shares are redeemed to close an account, the shareholder will be notified in writing and given 30 days to purchase additional shares to meet the minimum balance requirement.

Further, the Fund reserves the right to redeem shares involuntarily or make payment for redemptions in the form of securities if it appears appropriate to do so in light of the Fund's responsibilities under the Investment Company Act of 1940.

TAX INFORMATION

BELOW IS A GENERAL DISCUSSION OF TAX CONSIDERATIONS FOR THE FUND. NO ATTEMPT HAS BEEN MADE TO PRESENT A DETAILED EXPLANATION OF THE FEDERAL, STATE, AND LOCAL INCOME TAX TREATMENT OF THE FUND OR ITS SHAREHOLDERS, AND THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

The tax consequences discussed here apply whether you receive dividends in cash or reinvest them in additional shares. The Fund will send you tax information annually regarding the federal income tax consequences of distributions made during the year. You should definitely consult your own tax adviser about any state or local taxes that may apply.

The Fund will be treated as a separate entity for federal income tax purposes. Income earned by the Fund, including any capital gains or losses realized, is not combined with income earned on the Corporation's other portfolios.

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code so that it is not required to pay federal income taxes on the income and capital gains distributed to shareholders.

FEDERAL INCOME TAXES Unless shareholders of the Fund are otherwise exempt from taxes, they are required to pay federal income taxes on dividends and other distributions received ( including capital gains distributions, if any) from the Fund.

DESCRIPTION OF FUND SHARES

Vision Group of Funds, Inc. was organized as a Maryland corporation on February 23, 1988, and consists of seven available portfolios: Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision New York Tax-Free Fund, Vision Growth and Income Fund and Vision Capital Appreciation Fund. The Corporation's Articles of Incorporation permit the Corporation to offer separate series of shares in these funds or other future portfolios.


Each Fund share represents an equal proportionate interest in the Fund with other shares and participates equally in the dividends and any other distributions that are declared at the discretion of the Corporation's Board of Directors.

VOTING RIGHTS AND OTHER INFORMATION

SHAREHOLDERS OF THE FUND ARE ENTITLED TO ONE VOTE FOR EACH FULL SHARE THEY HOLD AND TO FRACTIONAL VOTES FOR ANY FRACTIONAL SHARES THEY HOLD.

   Shareholders in the Fund generally vote in the aggregate and not by class, unless the law expressly requires otherwise or the Board of Directors determines that the matter to be voted upon affects only the interests of shareholders of a particular class. (See the "Description of Fund Shares" in the Statement of Additional Information for examples of when the Investment Company Act of 1940 requires that shareholders vote by class.) As of April 18, 1997, Tice & Co., Buffalo, New York, acting in various capacities for numerous accounts, was the owner of record of 33.51% of the voting securities of the Fund, and Reho & Co., Buffalo, New York, acting in various capacities for numerous accounts, was the owner of record of 33.7% of the voting securities of the Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

The Fund is not required to hold annual shareholder meetings, unless matters arise that require a vote of the shareholders under the Investment Company Act of 1940. That law requires a vote of the shareholders to approve changes in the Fund's investment advisory agreement, to replace the


Fund's independent certified public accountants and, under certain circumstances, to elect members to the Corporation's Board of Directors.

Directors may be removed by the Corporation's Board of Directors or by a vote of shareholders at a special meeting. The Corporation's Board of Directors will promptly call a special meeting of shareholders upon the written request of shareholders owning at least 10% of any Fund's outstanding shares.

As used in this prospectus, "assets belonging to the Fund" means the money received by the Corporation upon the issuance or sale of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment of that money. This includes any proceeds from the sale, exchange, or liquidation of these investments, any funds or payments derived from the reinvestment of these proceeds, and a portion of the general assets of the Corporation that do not otherwise belong to the Fund.

Assets belonging to the Fund are charged with the direct expenses and liabilities of the Fund and with a share of the general expenses and liabilities of the Corporation. The general expenses and liabilities of the Corporation are allocated in proportion to the relative asset values of all the Corporation's portfolios at the time the expense or liability is incurred.

The management of the Corporation determines the Fund's direct and allocable liabilities at the time the expense or liability is incurred as well as the Fund's allocable share of any general assets at the time the asset is acquired. These determinations are reviewed and approved annually by the Corporation's Board of Directors and are conclusive.



HOW THE FUND SHOWS PERFORMANCE

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices. The Fund may advertise its performance in terms of yield and total return, as defined below. Of course, yield and total return figures are based on past results and are not an indication of future performance.

   TOTAL RETURN

The average annual total return of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

YIELD

The yield of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


ADDRESSES

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556
(800) 836-2211  (716) 842-4488

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, New York 14240

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1119


Boston, Massachusetts 02103

ADMINISTRATOR
Federated Administrative Services
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, Pennsylvania 15219



Vision U.S. Government Securities Fund

Prospectus dated

   June 30, 1997

[VISION LOGO]

[LOGO] FEDERATED INVESTORS               MANUFACTURERS AND TRADERS
TRUST COMPANY



Federated Investors Tower         Investment Adviser Pittsburgh, PA 15222-
3779         A subsidiary of First Empire State Corporation

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

92830F406

   3081707A (6/97)
TR3081707A (6/97)


                    VISION U.S. GOVERNMENT SECURITIES FUND
                        VISION NEW YORK TAX-FREE FUND
                 (PORTFOLIOS OF VISION GROUP OF FUNDS, INC.)
                     STATEMENT OF ADDITIONAL INFORMATION
      This Statement of Additional Information relates to the prospectuses of two portfolios of the Vision Group of Funds, Inc., referred to as the Vision U.S. Government Securities Fund and the Vision New York Tax-Free Fund (collectively, the ``Funds''or individually, a ``Fund'') dated June 30, 1997.
   This Statement of Additional Information is not a prospectus itself, but should be read in conjunction with the respective Fund's current prospectus dated June 30, 1997. This d Statement of Additional Information is incorporated into each respective Fund's prospectus by reference. To receive a copy of the prospectus for either Fund, or a paper copy of this Statement of Additional Information, if you have received it electronically, write to Vision Group of Funds, Inc., P.O. Box 4556, Buffalo, NY 14240-4556, or call (800) 836-2211 or (716) 842-
   4488. Please retain this Statement of Additional Information for future reference.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
           Statement of Additional Information dated June 30, 1997



GENERAL INFORMATION ABOUT THE FUNDS            1

INVESTMENT OBJECTIVE AND POLICIES              1

 Types of Acceptable Investments and Techniques1
 Municipal Security Issues                     1
 Illiquid and Restricted Securities            3
 Corporate Debt Securities                     3
 Ratings                                       4
 Zero Coupon Bonds                             4
 Privately Issued Mortgage-Related Securities  4
 Resets of Interest                            4
 Caps and Floors                               4
 Lending of Portfolio Securities               5
 Insurance on Municipal Securities             5
 Duration                                      6
 Futures and Options Transactions              7
 Temporary Investments                         9
 U.S. Government Obligations                   9
 Money Market Instruments                     11
 When-Issued And Delayed Delivery Transactions11
 Repurchase Agreements                        11
 Reverse Repurchase Agreements                11
 Portfolio Turnover                           11
INVESTMENT LIMITATIONS                        12

 New York Investment Risks                    14
VISION GROUP OF FUNDS, INC. MANAGEMENT        15

 Fund Ownership                               17



 Directors' Compensation                      17
 Director Liability                           17
INVESTMENT ADVISORY SERVICES                  17

 Adviser to the Fund                          17
 Advisory Fees                                18
OTHER SERVICES                                18

 Administrative Services                      18
 Custodian and Portfolio Accountant           18
 Transfer Agent and Dividend Disbursing Agent 18
 Independent Auditors                         18
BROKERAGE TRANSACTIONS                        18

DESCRIPTION OF FUND SHARES                    19

HOW TO BUY SHARES                             20

 Conversion to Federal Funds                  20
DETERMINING MARKET VALUE OF SECURITIES        20

REDEEMING FUND SHARES                         20

 Redemption in Kind                           20
DETERMINING NET ASSET VALUE                   21

   BANKING LAWS                               21

TAX STATUS                                    21

 The Funds' Tax Status                        21
 Shareholders' Tax Status                     21
TOTAL RETURN                                  21



YIELD                                         22

TAX-EQUIVALENT YIELD                          22

 Tax-Equivalency Table                        22
PERFORMANCE COMPARISONS                       24

 Economic and Market Information              25
APPENDIX                                      26




GENERAL INFORMATION ABOUT THE FUNDS

The Funds are portfolios in the Vision Group of Funds, Inc. (the
`Corporation''). The Corporation was established as a Maryland Corporation under Articles of Incorporation dated February 23, 1988.
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of Vision U.S. Government Securities Fund (the `Government Fund'') is to provide current income. Capital appreciation is a secondary investment consideration of the Government Fund. The investment objective of the Government Fund cannot be changed without approval of its shareholders. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all other U.S. government securities, and short-term capital gains.
The investment objective of Vision New York Tax-Free Fund (the `Tax-Free Fund') is to provide current income which is exempt from federal income tax and personal income taxes imposed by the state of New York and New York municipalities and is consistent with the preservation of capital. The investment objective of the Tax-Free Fund cannot be changed without approval of its shareholders.
TYPES OF ACCEPTABLE INVESTMENTS AND TECHNIQUES
MUNICIPAL SECURITY ISSUES
   The Government Fund and the Tax-Free Fund may invest in taxable municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.



Industrial development bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities if the interest paid thereon is exempt from federal income tax.
There are, of course, variations in the quality of municipal securities both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's Investors Service Inc. (`Moody's''), Fitch Investors Service, Inc. (`Fitch''), and Standard & Poor's Ratings Group (`S&P'') described in the Prospectus and the Appendix to this Statement of Additional Information represent their opinions as the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. Manufacturers and Traders Trust Company (`M&T Bank''), the investment adviser to the Funds, will consider such an event in determining whether the Funds should continue to hold the obligations.
The payment of principal and interest on most municipal securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions. For purposes of this Statement of Addition Information and the Government Fund's and the Tax-Free Fund's Prospectuses, the District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is considered to be an `issuer.'' Further, the nongovernmental user of facilities financed by industrial development bonds is considered to be an `issuer.'' With respect to those municipal securities that are supported by a bank guarantee, insurance policy or other credit facility, the bank or other institution (or governmental agency) providing the guarantee, insurance or credit facility may also be considered to be an `issuer'' in connection with the guarantee, insurance or facility.
Among other types of municipal securities, the Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Tax-Free Fund may invest in other types of tax-exempt instruments, such as municipal bonds and industrial development bonds.



Examples of municipal securities which the Government Fund and the Tax-Free Fund (limited to New York municipal securities) may purchase include:
     ogovernmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality. Government lease certificates purchased by the Funds will not contain nonappropriation clauses;
     omunicipal notes and tax-exempt commercial paper;
     oserial bonds sold with a series of maturity dates;
     otax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes;
     obond anticipation notes sold in anticipation of the issuance of long-term bonds;
     orevenue anticipation notes sold in expectation of receipt of federal income available under the Federal Revenue Sharing Program; opre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations;
      and
     ogeneral obligation bonds.
   VARIABLE-RATE MUNICIPAL SECURITIES
     The Tax-Free Fund may purchase variable-rate municipal securities. Variable-interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable-rate municipal securities than for fixed-income obligations. Many municipal securities with variable-interest rates purchased by the Tax-Free Fund are subject to repayment of principal (usually within seven days) on the Tax-Free Fund's demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
   PARTICIPATION INTERESTS
     The Tax-Free Fund may purchase municipal securities in the form of participation interests. The financial institutions from which the Tax-Free Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Tax-Free Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).
   MUNICIPAL LEASES
     The Tax-Free Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.



     When determining whether municipal leases purchased by the Tax-Free Fund will be classified as a liquid or an illiquid security, the Board of Directors has directed the Tax-Free Fund's adviser to consider certain factors such as: the frequency of trades and quotes for the security; the volatility of quotations and trade prices for the security; the number of dealers willing to purchase or sell the security and the number of potential purchasers; dealer undertaking to make a market in the security; the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); the rating of the security and the financial condition and prospects of the issuer of the security; whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the lease property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of nonappropriation''); any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; and such other factors as may be relevant to the Tax-Free Fund's ability to dispose of the security.
ILLIQUID AND RESTRICTED SECURITIES
Each of the Funds may invest in illiquid and restricted securities. The ability of the Board of Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the `Rule''). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Funds believe that the staff of the Securities and Exchange Commission has left the question of determining the liquidity of all restricted securities (eligible for resale under the Rule) to the Corporation's Board.
Under the criteria currently established by the Directors, a Fund's investment adviser must consider the following factors in determining the liquidity of restricted securities and, with respect to the Tax-Free Fund, municipal lease securities; (1) the frequency of trades and quotes for the security; (2) the volatility of quotations and trade prices for the security; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades; (6) the rating of the security and the financial condition and prospects of the issuer of the security; and (7) such other factors as may be relevant to a Fund's ability to dispose of the security. In the case of a municipal lease security, the Tax-Free Fund's adviser must also consider the following additional factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength; (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations; and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.
The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Directors are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Directors, including Section 4(2) commercial paper, as determined by a Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Funds intend to not subject such paper to the limitation applicable to restricted securities.
CORPORATE DEBT SECURITIES
Each of the Funds may invest in corporate debt securities. Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).
Increasing rate securities, which currently do not make up a significant share of the market in corporate debt securities, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issuer's prospectus.
RATINGS
The corporate debt obligations in which the Government Fund may invest will be rated at the time of purchase in the top three rating categories of a nationally recognized statistical rating organization, or if unrated, of comparable quality as determined by the Fund's adviser. If any security purchased by the Fund is subsequently downgraded, securities will be evaluated on a case by case basis by the Government Fund's adviser. The Government Fund's adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The lowest category of investment grade securities (e.g., Baa or BBB) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest payments on such obligations than higher rated obligations. A description of the rating categories is contained in this Statement of Additional Information. (See `Appendix'').



ZERO COUPON BONDS
Each of the Funds may invest in zero coupon bonds, which are debt securities issued at a discount to their face amount that do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon bonds accretes at a stated yield until the security reaches its face amount at maturity. Generally, the prices of zero coupon bonds may be more sensitive to market interest rate fluctuations than conventional debt securities.
Federal income tax law requires the holder of a zero coupon bond to recognize income from the security prior to the receipt of cash payments. To maintain their qualification as regulated investment companies and avoid liability of federal income taxes, the Funds will be required to distribute income accrued from zero coupon bonds which each Fund owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.
PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES
Privately issued mortgage-related securities which the Government Fund may purchase generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors makes government-related pools highly liquid.
RESETS OF INTEREST
The interest rates paid on the ARMS, CMOs, and REMICs in which the Government Fund may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Other tend to lag changes in market rate levels and tend to be somewhat less volatile.
To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, adjustable rate mortgage securities which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market. Certain residual interest tranches of CMOs may have adjustable interest rates that deviate significantly from prevailing market rates, even after the interest rate is reset, and are subject to correspondingly increased price volatility. In the event the Government Fund purchases such residual interest mortgage securities, it will factor in the increased interest and price volatility of such securities when determining its dollar-weighted average duration. CAPS AND FLOORS
The underlying mortgages which collateralize the ARMS, CMOs, and REMICs in which the Government Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and
(2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.
The value of mortgage securities in which the Government Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Government Fund invests to be shorter than the maturities stated in the underlying mortgages.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Funds lend portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Fund. During the time portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Funds do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.



INSURANCE ON MUNICIPAL SECURITIES
The Tax-Free Fund may purchase Policies from MBIA Corp. (`MBIA''), AMBAC Indemnity Corporation (`AMBAC''), and Financial Guaranty Insurance Company (`FGIC''), or any other municipal bond insurer which is rated Aaa by Moody's or AAA by S&P. Each Policy guarantees the timely payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Tax-Free Fund that such non-payment has occurred. The insurance feature reduces financial risk, but the cost thereof and the restrictions on investments imposed by the guidelines in the insurance policies reduce the yield to shareholders. MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Tax-Free Fund to refuse to insure any additional municipal securities purchased by the Tax-Free Fund after the effective date of such notice. The Board of Directors will reserve the right to terminate any of the Policies if it determines that the benefits to the Tax-Free Fund of having its portfolio insured under such Policy are not justified by the expense involved.



Additionally, the Board of Directors reserve the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated AAA by S & P or Aaa by Moody's.
Under the Policies, municipal bond insurers unconditionally guarantee to the Tax-Free Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payments), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the Tax-Free Fund from any trustee for the municipal bond issuers or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of the Tax-Free Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities if there occurs any change in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A `when-



issued''municipal security will be covered under the Policies upon the settlement date of the issuer of such `when-issued'' municipal security.
In determining whether to insure municipal securities held by the Tax-Free Fund, each municipal bond insurer has applied its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities. This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the Policies will reduce the yield to shareholders of the Tax-Free Fund.
If a Policy terminates as to municipal securities sold by the Tax-Free Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Tax-Free Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since Issuer-Obtained Insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Tax-Free Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated `Baa'' by Moody's or ``BBB'' by S&P) that are not in default. To the extent that the Tax-Free Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Tax-Free Fund will not place any value on the insurance in valuing the municipal securities that it holds.
   MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     Municipal Bond Investors Assurance Corp. (`MBIA'') is a wholly-owned subsidiary of MBIA, Inc. MBIA insures municipal bonds. The address of MBIA is 113 King Street, Armonk, New York, 10504, and its telephone number is (914) 273-4545. As of May 5, 1996, S&P has rated the claims-paying ability of MBIA `AAA.''
   AMBAC INDEMNITY CORPORATION.
     AMBAC Indemnity Corporation (`AMBAC'') is a wholly-owned subsidiary of AMBAC, Inc., a financial holding company which is owned by the public. AMBAC provides financial guarantee insurance, investment and financial products and health care information services. The Company provides services to both public and private customers throughout the United States. The address of AMBAC's administrative offices is One State Street Plaza, New York, New York 10004, and its telephone number is (212) 668-0340. As of May 5, 1996, S&P has rated the claims-paying ability of AMBAC `AAA.''
   FINANCIAL GUARANTY INSURANCE COMPANY.
     Financial Guaranty Insurance Company (`Financial Guaranty'') is a wholly-owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is wholly-owned by General Electric Capital Corporation. Financial Guaranty insures municipal bonds and certain non-municipal structured debt obligations. The address of Financial Guaranty is 175 Water St., New York, New York 10038-4972, and its telephone number is (800) 352-0001. As of May 5, 1996, S&P has rated the claims-paying ability of Financial Guaranty `AAA.''



DURATION
Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.
Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum the present values of the cash flows. When the Government Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Government Fund.
FUTURES AND OPTIONS TRANSACTIONS
As a means of reducing fluctuations in the net asset value of shares of the Funds, each of the Funds may attempt to hedge all or a portion of its portfolios by buying and selling futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income. Each Fund will maintain its position in securities, options and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position of futures transactions may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series. Each Fund currently does not intend to invest more than 5% of its total assets in options transactions.
   FUTURES CONTRACTS
     The Funds may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Funds will not engage in futures transactions for speculative purposes. A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract (`going short'') and the buyer who agrees to take delivery of the security (`going long'') at a certain time in the future.
     For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to deliver securities at a predetermined price (i.e., `go short'') to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would `go long'' (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
   ``MARGIN''IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather,



     the Fund is required to deposit an amount of `initial margin'' in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called `variation margin,'' equal to the daily change in value of the futures contract. This process is known as `marking to market.'' Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.
        Each Fund will comply with the following restrictions when purchasing and selling futures contracts. To the extent required to comply with Commodity Futures Trading Commission (`CFTC'') Regulation
     4.5 and thereby avoid status as a `commodity pool operator,'' each Fund will not enter into a futures contract for other than bona fide hedging purposes, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of a Fund's net assets, after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. Second, since a Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Finally, because each Fund will submit to the CFTC special calls for information, none of the Funds will register as a commodities pool operator.
   PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Funds may purchase listed put options on financial futures contracts. The Funds would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Funds will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Funds upon the sale of the second option will be large enough to offset both the premium paid by the Funds for the original option plus the decrease in value of the hedged securities.
     Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.
   CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
     In addition to purchasing put options on futures, a Fund may write listed call options on financial futures contracts to hedge its portfolio against an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.



     Prior to the expiration of a call written by one of the Funds, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.
     A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
   PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
     The Funds may purchase put options on portfolio securities to protect against price movements in particular securities in their portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Funds may purchase these put options as long as they are listed on a recognized options exchange and the underlying stocks are held in its portfolio.
   WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
     A Fund may also write covered call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. As the writer of a call option, a Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. A Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The call options which a Fund writes and sells must be listed on a recognized options exchange. Writing of call options by a Fund is intended to generate income for the Fund and thereby protect against price movements in particular securities in the Fund's portfolio.
   OVER-THE-COUNTER OPTIONS
     The Funds may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyer or writers of the options for those options on portfolio securities held by the Funds and not traded on an exchange.
   RISKS
     When the Funds use futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in a Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, a Fund's adviser could be incorrect in its expectations about the direction or extent of market factors such as price movements. In these events, the Fund may lose money on the futures contract or option.
     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although a Fund's adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market. The inability to close out these positions could have an adverse effect on the Fund's ability to effectively hedge its portfolio.
        To minimize risks, each Fund may not purchase or sell futures contracts or related options, for other than bona fide hedging purposes, if immediately thereafter the sum the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.



TEMPORARY INVESTMENTS
As stated in the Tax-Free Fund's prospectus, the Tax-Free Fund may invest a portion of its assets on a temporary basis for temporary purposes in short-term taxable money market instruments (`Temporary Investments'').
Temporary Investments in which the Tax-Free Fund may invest include instruments within the listed classes. Although the Tax-Free Fund has retained the flexibility of investing up to 20% of its total assets in these Temporary Investments during non-defensive periods (and greater amounts during temporary defensive periods), the Tax-Free Fund anticipates that it would not invest more than 5% of its net assets in any one of the classes of temporary investments.
U.S. GOVERNMENT OBLIGATIONS
The types of U.S. government obligations in which the Funds may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oFarm Credit Banks;
     oThe Student Loan Marketing Association;
     oFederal Home Loan Banks;
     oFederal Home Loan Mortgage Corporation; and



     oFederal National Mortgage Association.


MONEY MARKET INSTRUMENTS
The Funds may invest in money market instruments such as:
     oinstruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is federally insured;
     ocommercial paper rated, at the time of purchase, not less than A-2 by S&P, Prime-2 by Moody's, or F-2 by Fitch, or if not rated are determined to be of comparable quality by the Funds' investment adviser (see Appendix for a description of the basis of those ratings);
     otime and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund (``BIF''), or institutions whose accounts are insured by the Savings Association Insurance Fund (``SAIF''), including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks which, if negotiable, mature in six months or less or if not negotiable, either mature in ninety days or less, or are withdrawable upon notice not exceeding ninety days; and
     obankers' acceptances.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Funds. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the



Funds sufficient to make payment for the securities to be purchased are segregated on the Funds' records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of the Funds' assets.
REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by a Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Directors.



REVERSE REPURCHASE AGREEMENTS
The Funds may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Funds to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Funds will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.
PORTFOLIO TURNOVER
   The Funds will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve a Fund's investment objective. Securities in its portfolio will be sold whenever a Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objectives, without regard to the length of time a particular security may have been held. For the fiscal years ended April 30, 1997 and 1996, the Tax-Free Fund's and
Government Fund's portfolio turnover rates were     % and 113%,and    % and
                                                ----               ---
132%, respectively. The Tax-Free Fund's higher rate of portfolio turnover during the last fiscal year can be attributed to the unexpected, higher volatility of interest rates and the repositioning of the Tax-Free Fund by a new portfolio manager. The Government Fund's higher rate of portfolio turnover during the last fiscal year can be attributed to the unexpected, higher volatility of interest rates. Despite this higher portfolio turnover rate for the Tax-Free Fund and Government Fund during the last fiscal year, the adviser does not anticipate that the annual portfolio turnover rate for either Fund will generally exceed 100% under normal market conditions. INVESTMENT LIMITATIONS

   SELLING SHORT AND BUYING ON MARGIN
     The Funds will not sell any securities short nor purchase any securities on margin, except as described below and other than in connection with buying financial futures contracts, put options on financial futures, put options on portfolio securities, and writing covered call options, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.
     The deposit or payment by the Funds of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin. The Funds will not sell securities short unless either Fund (1) owns, or has a right to acquire, an equal amount of such securities, or (2) has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 25% of the respective Fund's net assets. While in a short position, each Fund will retain the securities, rights, or segregated assets.




     Each Fund may purchase and dispose of U.S. Government securities and CMOs before they are issued and may also purchase and dispose of them on a delayed delivery basis.
   ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Funds will not issue senior securities except that the Funds may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of their net assets, including the amounts borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings (including reverse repurchase agreements) in excess of 5% of their respective total assets are outstanding.
   PLEDGING ASSETS
     The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Funds may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.



   UNDERWRITING
     The Funds will not underwrite any issue of securities except as they may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with their investment objectives, policies, and limitations.
   INVESTING IN REAL ESTATE
     The Funds will not purchase or sell real estate including limited partnership interests although they may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
   LENDING CASH OR SECURITIES
     The Funds will not lend any of their assets except portfolio securities, the market value of which does not exceed one-third of the value of the Funds' respective total assets. This shall not prevent the Funds from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Funds' investment objectives, policies, and limitations.
   INVESTING IN COMMODITIES
     The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts except that the Funds may purchase and sell futures contracts and related options.
   CONCENTRATION OF INVESTMENTS
     Neither the Government Fund nor the Tax-Free Fund will invest 25% or more of the value of its total assets in any one industry, except that the Government Fund, and, for temporary defensive purposes, the Tax-Free Fund, may invest 25% or more of the value of its total assets in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan association and bankers' acceptances), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities.
     In addition, the Tax-Free Fund may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions.
   DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Government Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.
   INVESTING IN EXEMPT-INTEREST OBLIGATIONS
     The Tax-Free Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during temporary defensive periods. AMT obligations are not counted as securities the interest on which is exempt from federal income tax.



The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
          INVESTING IN ILLIQUID SECURITIES
     The Funds will not invest more than 15% of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Directors to be liquid, and non-negotiable time deposits with maturities over seven days.

       Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. None of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.
For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.''
NEW YORK INVESTMENT RISKS
The Tax-Free Fund invests in obligations of New York (the `State'') issuers which result in the Tax-Free Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a general summary of the State's financial condition and a brief summary of the prevailing economic conditions. This information is based on various sources that are believed to be reliable but should not be considered as a complete description of all relevant information.
   The State has achieved fiscal balance for the last few years after large deficits in the middle and late 1980's. Growing social service needs, education and Medicare expenditures have been the areas of largest growth while prudent program cuts and increases in revenues through service fees has enabled the State's budget to remain within balance for the last few years. The State also benefits from a high level of per capita income that is well above the national average and from significant amounts of international trade. While the State still has a large accumulated deficit as a percentage of its overall budget, the fiscal performance in recent years has demonstrated a changed political environment that has resulted in realistic revenue and expenditure projections to achieve financially favorable results. The recent budgets have included personal income tax cuts and emphasized cost control. Budgets in recent years have been delayed due to disagreements between the Governor and the New York State legislature. Last year's budget was not passed until July, four months late. Failure to pass a budget in a timely manner cann have a negative impact on New York municipalities dependent upon state aid.
New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. The State's economy has been slow to recover after the late 1980's recession that resulted in the loss of over 400,000 jobs in the New



York City metropolitan area alone. Any major changes to the financial condition of New York City would ultimately have an affect on the State. Obligations of issuers within the State are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights of and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by the U.S. Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations, or upon the ability of the State or its political subdivisions to levy taxes. There is also the possibility that, as a result of litigation or other conditions (including delays in adopting budgets), the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.
A substantial principal amount of bonds issued by various State agencies and authorities are either guaranteed by the State or supported by the State through lease-purchase arrangements, or other contractual or moral obligation provisions. Moral obligation commitments by the State impose no immediate financial obligations on the State and require appropriations by the legislature before any payments can be made. Failure of the State to appropriate necessary amounts or to take other action to permit the authorities and agencies to meet their obligations could result in defaults on such obligations. If a default were to occur, it would likely have a significant adverse impact on the market price of obligations of the State and its authorities and agencies. In recent years, the State has had to appropriate large amounts of funds to enable State agencies to meet their financial obligations and, in some cases, prevent default. Additional assistance is expected to be required in current and future fiscal years since certain localities and authorities continue to experience financial difficulties.
To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the state of New York to meet its own obligations as they become due or to obtain additional financing could be adversely affected. This financial situation could result not only in defaults of State and agency obligations but also impairment of the marketability of securities issued by the State, its agencies and local governments.
   The overall financial condition of the state can also be illustrated by changes to its debt ratings. During the period in which the state experienced financial difficulties, its general obligation long-term debt ratings as determined by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group decreased from A1 and A, respectively, to A and A-, which are the current ratings as of April 1997.
The Tax-Free Fund's concentration in municipal securities issued by the state and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying fiscal condition of the state, its counties, and its municipalities.
VISION GROUP OF FUNDS, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Vision Group of Funds, Inc., and principal occupations.


Randall I. Benderson



570 Delaware Avenue
Buffalo, NY
Birthdate: January 12, 1955
Director
Senior Vice President and Chief Operating Officer, Benderson Development Company, Inc.


Joseph J. Castiglia
Roycroft Campus
21 South Grove Street, Suite 291
East Aurora, NY  14052
Birthdate:  July 20, 1934
Director
Director, New York State Electric & Gas Corp.; Secewsow Environmental Services, Inc.; Blue Cross & Blue Shield of Western New York; Buffalo Branch, Federal Reserve Bank of New York; and Former President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc.


Daniel R. Gernatt, Jr.
Richardson & Taylor Hollow Roads
Collins, NY
Birthdate:  July 14, 1940
Director
President and CFO of Gernatt Asphalt Products, Inc.; Executive Vice President, Dan Gernatt Gravel Products, Inc.; Vice President, Countryside Sand & Gravel, Inc.




George K. Hambleton, Jr.
670 Young Street
Tonawanda, NY
Birthdate:  February 8, 1933
Director
   Former President, Brand Name Sales, Inc.; President, Hambleton & Carr,
Inc.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President and Treasurer
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of other funds distributed by Federated Securities Corp.; President, Executive Vice President and Treasurer of other funds distributed by Federated Securities Corp.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate: March 23, 1960



Vice President and Assistant Treasurer
Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of other funds distributed by Federated Securities Corp.


Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA
Birthdate: November 17, 1961
Secretary
   Corporate Counsel and Vice President, Federated Administrative Services; formerly Attorney, Morrison & Foerster (law firm).




FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding shares.
   As of April 18, 1997, the following shareholder of record owned 5% or more of the outstanding shares of the Government Fund: Tice & Co., Buffalo, New York, owned approximately 1,593,599 shares (33.51%) and Reho & Co., Buffalo, New York, owned approximately 1,602,592 shares (33.7%).As of April 18, 1997, the following shareholder of record owned 5% or more of the outstanding shares of the Tax-Free Fund: Tice & Co., Buffalo, New York, owned approximately 412,380 shares (11.89%).
   DIRECTORS' COMPENSATION
                      AGGREGATE
NAME ,                COMPENSATION



POSITION WITH         FROM
CORPORATION          CORPORATION*#

Randall I. Benderson,
Director              $9,500

Joseph J. Castiglia,
Director              $10,000

Daniel R. Gernatt, Jr.,
Director              $10,000

George K. Hambleton,  Jr.,
Director              $10,000

*Information is furnished for the fiscal year ended April 30, 1997. The Corporation is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Corporation which is comprised of seven portfolios.
DIRECTOR LIABILITY
With respect to the removal of a Director of the Corporation, the Corporation's By-Laws provide, in accordance with applicable law, that a Director may be removed from the Board at a meeting of shareholders called for that purpose upon the majority vote of the shareholders of the Corporation entitled to vote at such meeting. Such a meeting shall be called by the President or the Board of Directors or at the request in writing of shareholders entitled to cast at least ten percent (10%) of the votes entitled to be cast at such meeting. Such shareholders' request shall state the purpose of the proposed meeting, and the Corporation shall inform those shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting to the other shareholders and, on payment of these costs, shall notify each shareholder entitled to notice of the meeting.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
Investment advisory services are provided to the Fund by Manufacturers and Traders Trust Company (`M&T Bank''). The advisory services provided and the expenses assumed by M&T Bank, as well as the advisory fees payable to it, are described in the Funds' Prospectus.
The investment advisory agreement provides that M&T Bank shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with its performance under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of M&T Bank in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder. Because of internal controls maintained by M&T Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of M&T Bank's or its affiliates' lending relationships with an issuer.
Unless sooner terminated, the advisory agreement between a Fund and M&T Bank will continue in effect from year to year if such continuance is approved at least annually by the Corporation's Board of Directors, or by vote of a majority of the outstanding shares of a Fund (as defined in the Prospectus), and by a majority of the Directors who are not parties to the advisory agreement or interested persons (as defined in the Investment Company Act of 1940) of any party to the advisory agreement, by vote cast in person at a meeting called for such purpose. The advisory agreement is terminable at any time on sixty days' written notice without penalty by the Directors, by vote of a majority of the outstanding shares of a Fund, or by M&T Bank. The advisory agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940. ADVISORY FEES
   For its advisory services, M&T Bank receives an annual investment advisory fee as described in the Prospectus.
For the fiscal years ended April 30, 1997, 1996, and 1995, for the Tax-Free
Fund and the Government Fund, M&T Bank earned advisory fees of $    ,
                                                                ----
$209,254, and$179,621 and $     , $227,041, and $192,549, respectively, of
                           -----
which $     , $91,153, and $161,296 and $     , $48,652, and $166,425,
       -----                             -----
respectively, were voluntarily waived.
In addition, for the fiscal years ended April 30, 1997, 1996, and 1995, for
the Tax-Free Fund and the Government Fund, M&T Bank reimbursed $     , $0,
                                                                -----
and $109,458 and $     , $0, and $97,631, respectively, of other operating
                  -----
expenses.
       OTHER SERVICES

ADMINISTRATIVE SERVICES
   Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for a fee as described in the respective Prospectus. For the fiscal years ended April 30, 1997, 1996, and 1995, the Tax-Free Fund and Government Fund incurred
costs for administrative services of $     , $50,001, and $50,000 and
                                      -----
$     , $49,999, and $50,000, respectively, of which $     , $10,672, and
 -----                                                -----
$17,273 and $     , $9,295, and $14,920, respectively, were voluntarily
             -----
waived.



CUSTODIAN AND PORTFOLIO ACCOUNTANT
   State Street Bank and Trust Company (`State Street Bank''), Boston, Massachusetts, is custodian for the securities and cash of the Funds. Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvani 15222-3779 provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company, Pittsburgh, Pennsylvania, the Funds' registered transfer agent, maintains all necessary shareholder records.
INDEPENDENT AUDITORS
The independent auditors for the Funds are Ernst & Young LLP, Pittsburgh, Pennsylvania.
BROKERAGE TRANSACTIONS

Pursuant to the Funds' advisory agreement, M&T Bank determines which securities are to be sold and purchased by the Fund and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities of the Funds are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from dealers serving as market makers may include the spread between the bid and asking price. While M&T Bank generally seeks competitive spreads or commissions, a Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed below.
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with M&T Bank, or its affiliates, and will not give preference to M&T Bank's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements. While serving as investment adviser to the Funds, M&T Bank has agreed to maintain its policy and practice of conducting its Trust and Investment Services Division independently of its Commercial Department.
The Funds' advisory agreement provides that, in making investment recommendations for the Funds, Trust and Investment Services Division



personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale by the Funds is a customer of the Commercial Department and, in dealing with its commercial customers, the Commercial Department will not inquire or take into consideration whether securities of such customers are held by the Funds.
Although investment decisions for the Funds are made independently from those of the other accounts managed by M&T Bank, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by M&T Bank are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by M&T Bank to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.
   For the fiscal years ended April 30, 1997, 1996 and 1995,the Tax-Free Fund and Government Fund paid no brokerage commissions on brokerage transactions.
DESCRIPTION OF FUND SHARES

The Corporation's Articles of Incorporation authorize the Board of Directors to issue up to 10 billion full and fractional shares of Common Stock, of which seven billion shares have been classified into seven classes of one billion shares each. Three billion shares remain unclassified at this time. Shares of Classes A, B, C, D, E, F, and G Common Stock represent interests in Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S.



Government Securities Fund, Vision New York Tax-Free Fund, Vision Growth and Income Fund, and Vision Capital Appreciation Fund, respectively.
The Board of Directors may classify or reclassify any unissued shares of the Corporation into one or more additional classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Shares have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in a Fund's separate Prospectus and this Statement of Additional Information, the Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Corporation, shares of the Funds are entitled to receive the assets available for distribution belonging to the respective Funds, and a proportionate distribution, based upon the relative asset values of that Fund and the Corporation's other portfolios, of any general assets not belonging to any particular portfolio which are available for distribution.
Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Corporation shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is not affected by a matter unless it is clear that the interests of each portfolio in the matter are identical, or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, Rule 18f-2 provides that the ratification of independent certified public accountants, the approval of principal underwriting contracts and the election of Directors may be effectively acted upon by shareholders of the Corporation voting without regard to class.
Notwithstanding any provision of Maryland law requiring a greater vote of the Corporation shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Corporation's Articles of Incorporation, the Corporation may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Funds and the Corporation's other portfolios (voting together without regard to class).
HOW TO BUY SHARES

Shares of the Funds are sold at net asset value plus an applicable sales charge on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedures for purchasing shares of the Funds are explained in the Fund's respective prospectus under `How to Buy Shares.''
CONVERSION TO FEDERAL FUNDS
It is the Funds' policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. M&T Bank and State Street Bank act as the shareholders' agents in depositing checks and converting them to federal funds.



DETERMINING MARKET VALUE OF SECURITIES

The market value of the Funds' portfolio securities are determined as follows:
     ofor bond and other fixed income securities, as determined by an independent pricing service; or
     ofor short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
     ofor all other securities, at fair value as determined in good faith by the Directors.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges, unless the Directors determine in good faith that another method of valuing option positions is necessary.
REDEEMING FUND SHARES

The Funds redeem shares at the next computed net asset value after a Fund receives the redemption request. Redemption procedures are explained in the prospectus under `Redeeming Shares.'' Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.



REDEMPTION IN KIND
Although the Funds intend to redeem shares in cash, they reserve the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from a Fund's portfolio. To the extent available, such securities will be readily marketable.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated for shares of the Funds are described in the prospectus.
   BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such company as agent for and upon the order of their customers.
Some entities providing services to the Fund are subject to such banking laws and regulations. They believe that they may perform those services for the Fund contemplated by any agreement entered into with the Fund without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Corporation's Board of Directors would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.
TAX STATUS

THE FUNDS' TAX STATUS
The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, a Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held  less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.



SHAREHOLDERS' TAX STATUS
No portion of any income dividend paid by the Funds is eligible for the dividends received deduction available to corporations. These dividends (to the extent taxable), and any short-term capital gains, are taxable as ordinary income.
Net income for dividend purposes includes (1) interest and dividends accrued and discount earned on a Fund's assets (including both original issue and market discount), less (2) amortization of any premium and accrued expenses directly attributable to such Fund, and the general expenses (e.g. legal, accounting and directors' fees) of the Corporation prorated to each Fund on the basis of its relative net assets.
   CAPITAL GAINS
     Capital gains experienced by a Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
TOTAL RETURN

   The Tax-Free Fund's average annual total returns for the one-year period ended April 30, 1997, and for the period from September 22, 1993 (date of
initial public investment) to April 30, 1997, were    % and     %,
                                                   ---      ----
respectively. The Government Fund's average annual total returns for the one-year period ended April 30, 1997, and for the period from September 22,
1993 (date of initial public investment) to April 30, 1997, were    % and
                                                                 ---
   %, respectively.
---
The average annual total return for the shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

   The yields for the Tax-Free Fund and Government Fund for the thirty-day
period ended April 30, 1997, were     % and    %, respectively.
                                  ----     ----
The yield for the Funds is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.
TAX-EQUIVALENT YIELD

   The tax-equivalent yield for the Tax-Free Fund for the thirty-day period
ended April 30, 1997, was      %. The tax-equivalent yield of the Tax-Free
                          -----
Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a combined federal and state marginal tax rate of 34.850%.
TAX-EQUIVALENCY TABLE
   The Tax-Free Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Tax-Free Fund's portfolio generally remains free from federal income tax,* and often is free from state and local taxes as well. As the table on the next page indicates, a `tax-free'' investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                        TAXABLE YIELD EQUIVALENT FOR 1997

                             STATE OF NEW YORK

    TAX BRACKET:
    FEDERAL   15.00%  28.00%     31.00%      36.00%     39.60%

    COMBINED FEDERAL
    AND STATE 21.850% 34.850%   37.850%     42.850%    46.450%



    JOINT        $1- $41,201-   $99,601-   $151,751-     OVER
    RETURN    41,200  99,600    151,750     271,050    $271,050



    SINGLE       $1- $24,651-   $59,751-   $124,651-     OVER
    RETURN    24,650  59,750    124,650     271,050    $271,050


TAX-EXEMPT
YIELD                    TAXABLE YIELD EQUIVALENT


     1.50%     1.92%    2.30%     2.41%      2.62%       2.80%
     2.00%     2.56%    3.07%     3.22%      3.50%       3.73%
     2.50%     3.20%    3.84%     4.02%      4.37%       4.67%
     3.00%     3.84%    4.60%     4.83%      5.25%       5.60%
     3.50%     4.48%    5.37%     5.63%      6.12%       6.54%
     4.00%     5.12%    6.14%     6.44%      7.00%       7.47%
     4.50%     5.76%    6.91%     7.24%      7.87%       8.40%
     5.00%     6.40%    7.67%     8.05%      8.75%       9.34%
     5.50%     7.04%    8.44%     8.85%      9.62%      10.27%
     6.00%     7.68%    9.21%     9.65%     10.50%      11.20%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Tax-Free Fund.
*Some portion of the Tax-Free Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.





PERFORMANCE COMPARISONS

The performance of shares of the Funds depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates and market value of portfolio securities; ochanges in a Fund's expenses; and ovarious other factors.
The Funds' performances fluctuate on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described above.
Investors may use financial publications and/or indices to obtain a more complete view of each Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Government Fund and the Tax-Free Fund will quote their Lipper rankings in the ``General U.S. Government Funds'' and the



      ``New York Municipal Bond Funds'' categories, respectively, in advertising and sales literature. (Both Funds)
     oLEHMAN BROTHERS GOVERNMENT (LT) INDEX is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly. (Government Fund)
     oLEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total returns for one month, three months, twelve months, and ten year periods, and year-to-date. (Government Fund)
     oLEHMAN BROTHERS AGGREGATE BOND INDEX is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum rating of BBB by S&P or Fitch, or a minimum rating of Baa by Moody's. (Government Fund)
     oMERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better). (Government Fund)
     oMERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better). (Government Fund)
     oSALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance. (Government Fund)



     oLEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Government Fund)
     oTHE SALOMON BROTHERS TOTAL RATE-OF-RETURN INDEX for mortgage pass-through securities reflects the entire mortgage pass-through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market-weighted portfolio is constructed considering all newly created pools and coupons. (Government Fund)
     oTHE MERRILL LYNCH TAXABLE BOND INDICES include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market. (Government Fund)
     oLEHMAN BROTHERS GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Fund)
     oLEHMAN BROTHERS NEW YORK TAX-EXEMPT INDEX is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds.
     oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, inluding time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable net asset value, the net asset value of the Funds' shares fluctuates. Advertisements may quote performance information which does not reflect the effect of the sales load.
ECONOMIC AND MARKET INFORMATION
   Advertising and sales literature for the Funds may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Funds' portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (`ICI''). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.



APPENDIX

Standard & Poor's Ratings Group Bond Ratings
AAA-Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated `AA'' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A-Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible o the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB-Debt rated `BBB'' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.



NR-Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
Plus (+) or minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
Moody's Investors Service, Inc. Bond Ratings
AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA-Bonds which are rated BAA are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NR-Not rated by Moody's.
Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Fitch Investors Service, Inc. Long-Term Debt Ratings
AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA-Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA.'' Because bonds rated in the `AAA'' and ``AA'' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+.''
A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
NR-NR indicates that Fitch does not rate the specific issue.
Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
Standard & Poor's Ratings Group Municipal Note Ratings
SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2-Satisfactory capacity to pay principal and interest.
Moody's Investors Service, Inc. Short-Term Loan Ratings
MIG1/VMIG1-This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
Fitch Investors Service, Inc. Short-Term Debt Ratings
F-1+-EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1-VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2-GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 ratings.
Standard & Poor's Ratings Group Commercial Paper Ratings



A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
Moody's Investors Service, Inc. Commercial Paper Ratings
PRIME-1-Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2-Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     92830F406
     92830F505
        G01716-01 (6/97)





PROSPECTUS

VISION GROWTH AND INCOME FUND

   (A PORTFOLIO OF VISION GROUP OF FUNDS, INC.) PROSPECTUS DATED JUNE 30,
1997

Vision Group of Funds, Inc. (the "Corporation") is an open-end management investment company (a mutual fund) that offers you a choice of seven separate investment portfolios with distinct investment objectives and policies. This prospectus relates to one of the seven portfolios, Vision Growth and Income Fund ("Fund").

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MANUFACTURERS AND TRADERS TRUST COMPANY, ARE NOT ENDORSED OR GUARANTEED BY MANUFACTURERS AND TRADERS TRUST COMPANY, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This prospectus gives you information about the Fund, and can help you decide if the Fund is a suitable investment for you. Please read the prospectus before you invest and keep it for future reference.

   You can find additional facts about the Fund in the Statement of Additional Information dated June 30, 1997, which has also been filed with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. To obtain a free copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received it electronically, or make other inquiries about the Fund, simply call or write Vision Group of Funds, Inc. at the telephone number or address below. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VISION GROUP OF FUNDS, INC.
P.O. Box 4556
Buffalo, New York
14240-4556
(800) 836-2211
(716) 842-4488

TABLE OF CONTENTS

SYNOPSIS

INVESTMENT OBJECTIVES AND POLICIES



Vision Group of Funds, Inc. (the "Corporation") offers you a convenient, affordable way to participate in seven separate, professionally managed portfolios. This prospectus describes the Vision Growth and Income Fund.

VISION GROWTH AND INCOME FUND (THE "FUND") IS A DIVERSIFIED PORTFOLIO WHICH SEEKS LONG-TERM GROWTH OF CAPITAL AND INCOME. THE FUND PURSUES ITS INVESTMENT OBJECTIVE BY INVESTING IN A DIVERSIFIED PORTFOLIO CONSISTING PRIMARILY OF EQUITY SECURITIES (E.G., COMMON STOCK, CONVERTIBLE
SECURITIES), ALTHOUGH IT MAY ALSO INVEST IN DEBT SECURITIES (E.G., BONDS, NOTES). (SEE "HOW THE FUND INVESTS.")

BUYING AND REDEEMING FUND SHARES

You can conveniently buy and redeem Fund shares on almost any business day. Shares of the Fund are sold at net asset value plus a sales charge and redeemed at net asset value. The minimum initial investment in the Fund is $500 ($250 for retirement plans), and it may be waived or lowered from time to time. (See "Your Guide to Using the Fund.")

FUND MANAGEMENT

   The Fund's investment adviser is Manufacturers and Traders Trust Company ("M&T Bank') M&T Bank makes investment decisions for the Fund. M&T Bank is the principal banking subsidiary of First Empire State Corporation..")



SHAREHOLDER SERVICES




When you become a shareholder, you can easily get information about your account by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-4488).

RISK FACTORS

An investment in the Fund may involve certain risks that are explained more fully in the sections of this prospectus discussing the Fund's investment techniques.

A SUMMARY OF THE FUND'S EXPENSES

(To be filed by Amendment)


VISION GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

(To be filed by Amendment)

HOW THE FUND INVESTS

INVESTMENT INFORMATION
INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide long-term growth of capital and income. This investment objective cannot be changed without approval of the Fund's shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

   IN SELECTING INVESTMENTS, THE ADVISER INTENDS TO FOCUS ON MID-SIZE (MID-
CAP) COMPANIES THAT ARE REGARDED AS `UNDERVALUED,'' ALTHOUGH WHEN
CONSISTENT WITH THE FUND'S INVESTMENT OBJECTIVE OF LONG-TERM GROWTH OF CAPITAL AND INCOME, THE ADVISER ALSO MAY INVEST IN LARGE-CAP COMPANIES AND, TO A LESSER EXTENT, SMALL-CAP COMPANIES.

THE ADVISER WILL FOCUS ON MID-CAP COMPANIES BECAUSE THEY OFFER THE POTENTIAL FOR GREATER GROWTH THAN MORE CONSERVATIVE, LARGE COMPANY STOCKS, WITH GENERALLY LESS VOLATILITY THAN MORE AGGRESSIVE, SMALLER-COMPANY STOCKS. MID-CAP COMPANIES ARE OFTEN BEYOND THE NEW OR EMERGING PHASE OF THEIR LIFE CYCLES, YET STILL ARE DYNAMIC ENOUGH TO BE MORE RESPONSIVE AND ADAPTIVE TO CHANGING NEEDS THAN LARGER-CAP COMPANIES. AS A RESULT, MID-CAP COMPANIES CAN OFFER GREATER POTENTIAL FOR GROWTH THAN LARGER-CAP COMPANIES, YET TEND TO HAVE LESS RISK THAN SMALLER-CAP COMPANIES BECAUSE OF THEIR GREATER RESOURCES, MORE ESTABLISHED ORGANIZATIONAL STRUCTURES AND MORE EXPERIENCED MANAGEMENT.

THE ADVISER ALSO WILL FOCUS ON COMPANIES THAT ARE UNDERVALUED. A VALUE APPROACH SEEKS COMPANIES WHOSE STOCK PRICES DO NOT APPEAR TO REFLECT THEIR UNDERLYING VALUE AS MEASURED BY ASSETS, EARNINGS, CASH FLOW, BUSINESS FRANCHISES, OR OTHER QUANTITATIVE OR QUALITATIVE MEASUREMENTS. VALUE STOCKS MAY BE OUT OF FAVOR WITH OR MISUNDERSTOOD BY INVESTORS FOR A VARIETY OF



REASONS, BUT ARE CONSIDERED TO HAVE INHERENT VALUE OR FUTURE PROSPECTS THAT ARE NOT CURRENTLY REFLECTED IN THEIR STOCK PRICE. ACCORDINGLY, VALUE STOCKS MAY HAVE A LOWER PRICE/EARNINGS RATIO AND A HIGHER DIVIDEND YIELD THAN COMPETITORS, AND THEREBY OFFER GREATER INCOME AND GROWTH POTENTIAL. THE ADVISER MAY ALSO INVEST IN GROWTH STOCKS BECAUSE THEY CAN OFFER GREATER POTENTIAL FOR PRICE APPRECIATION THAN VALUE STOCKS DUE TO FAVORABLE MARKET CONDITIONS OR NEW PRODUCTS AND SERVICES. UNLESS INDICATED OTHERWISE, THIS POLICY AND THE OTHER INVESTMENT POLICIES OF THE FUND MAY BE CHANGED BY THE DIRECTORS WITHOUT APPROVAL OF SHAREHOLDERS. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGES IN THESE POLICIES BECOME EFFECTIVE.
ACCEPTABLE INVESTMENTS

The securities in which the Fund invests include:

     common or preferred stocks of U.S. companies which are either listed on the New York or American Stock Exchange or traded in the over-the-counter markets and are considered by M&T Bank to have an established market;

  convertible securities (see below);

  investments in American Depository Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 25% of its total assets in ADRs. In addition, the Fund may invest up to 20% of its total assets in other securities of foreign issuers ("Non-ADRs") (see page 11);



     domestic issues of corporate debt obligations (including convertible bonds and debentures) rated, at the time of purchase, investment grade (e.g., Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB or higher by Standard and Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") or, if unrated, of comparable quality as determined by M&T Bank;

  U.S. government securities (see page 8);

  mortgage-backed securities (see page 9); .

  asset-backed securities (see pages 10 to 11); .

     money market instruments, including commercial paper that, at the time of purchase, are rated not less than P-1, A-1 or F-1, by Moody's, S&P or Fitch, respectively, or, if unrated, are of comparable quality as determined by M&T Bank, time and savings deposits (including certificates of deposit) in commercial or savings banks, and bankers' acceptances;
and

  warrants.

In addition, the Fund may purchase the investments and engage in the investment techniques described below. For additional information about the investments and investment techniques, please refer to the Statement of Additional Information.

CONVERTIBLE SECURITIES




   The Fund may invest in convertible securities. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of M&T Bank, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities. In selecting convertible securities for the Fund, M&T Bank evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, M&T Bank considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.



CORPORATE DEBT OBLIGATIONS

   The Fund may invest in corporate debt obligations, including corporate bonds, notes, and debentures, which may have floating or fixed rates of interest. These obligations will be rated at the time of purchase in the top four rating categories (investment grade). If the obligations are unrated, they will be of comparable quality as determined by M&T Bank. If any security purchased by the Fund is subsequently downgraded, securities will be evaluated on a case by case basis by M&T Bank. M&T Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The lowest category of investment grade securities (e.g., Baa or BBB) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest payments on such obligations than higher rated obligations. A description of the rating categories is contained in the Appendix to the Fund's Statement of Additional Information.

FIXED RATE CORPORATE DEBT OBLIGATIONS

The Fund may invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations, but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.

Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described below, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates, the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics.
Therefore, they behave more like floating rate securities with respect to price volatility.

FLOATING RATE CORPORATE DEBT OBLIGATIONS

The Fund may invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

VARIABLE RATE DEMAND NOTES

The Fund may purchase variable rate demand notes, which are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.

ZERO COUPON BONDS

The Fund may invest in zero coupon bonds, which are debt securities issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. government securities which include:

     direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

  notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

  notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

  notes, bonds, and discount notes of other U.S. government instrumentalities supported by the credit of the instrumentalities.



   Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

  the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

  the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

  the credit of the agency or instrumentality.

MORTGAGE-BACKED SECURITIES

   The Fund may invest in mortgage-backed securities which are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities that the Fund may purchase:
(i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as Government National Mortgage Association (`Ginnie Mae''), Federal National Mortgage Association
(`Fannie Mae''), and Federal Home Loan Mortgage Corporation (``Freddie Mac'); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement. See "Asset-Backed Securities" below for a description of risks.



ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")

ARMS are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMS in which the Fund invests are issued by Ginnie Mae, Fannie Mae, or Freddie Mac, and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. ARMS may also be collateralized by whole loans or private pass-through securities.

Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and/or interest and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of fixed-income securities.

Not unlike other fixed-income securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid.

COLLATERALIZED MORTGAGE OBLIGATIONS

Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities.

   The Fund will only invest in CMOs which, at the time of purchase, are rated AAA by a nationally recognized statistical rating organization ("NRSRO") or are of comparable quality as determined by M&T Bank, and which may be: (i) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) collateralized by pools of mortgages without a U.S. government guarantee as to payment of principal and interest, but which have some form of credit enhancement.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")

REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interest." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

ASSET-BACKED SECURITIES



The Fund may invest in asset-backed securities which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities which, at the time of purchase, are rated in the top four rating categories (investment grade ) by a NRSRO, including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

   Mortgage-backed securities (including ARMS, CMOs, and REMICs) and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.



SECURITIES OF FOREIGN ISSUERS

   The Fund may invest in U.S. dollar-denominated and foreign currency denominated securities of foreign issuers. There may be certain risks associated with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, currency fluctuations, less uniformity in accounting and reporting requirements, higher transaction costs and the possibility that there will be less information on such securities and their issuers available to the public. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and affecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Foreign securities may be subject to foreign taxes, which reduce yield, and may be less marketable than comparable United States securities. To the extent that securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of any interest earned, gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets in that currency will decrease. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any risk identified above appears to M&T Bank to be substantial.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreements, which are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other high quality, liquid securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

ILLIQUID AND RESTRICTED SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities, which may include restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objectives and policies, but which are subject to restriction on resale under federal securities laws. To the extent these securities are deemed to be illiquid, the Fund will limit its purchases, together with other securities not determined by the Directors to be liquid, to 15% of its net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

   The Fund may invest in the securities of other investment companies. Generally, the Fund will limit its investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limitations by an exemptive order of the SEC or otherwise by the Investment Company Act of 1940. It should be noted that investment companies incur certain expenses such as advisory, custodian and transfer agency fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

LENDING OF PORTFOLIO SECURITIES

   In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis or both up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which M&T Bank has determined are creditworthy under guidelines established by the Corporation's Board of Directors and will receive collateral in the form of cash, U.S. government securities or other liquid securities equal to at least 100% of the value of the securities loaned.

There is the risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

REVERSE REPURCHASE AGREEMENTS



The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash.

SHORT SALES

The Fund may sell securities short from time to time, subject to certain restrictions. A short sale occurs when a security which the Fund does not own is sold in anticipation of a decline in its price. If the decline occurs, shares equal in number to those sold short can be purchased at the lower price. If the price increases, the higher price must be paid. The purchased shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When the Fund enters into a short sale, assets that are equal to the market price of the securities sold short or any lesser price at which the Fund can obtain such securities, are segregated on the Fund's records and maintained until the Fund meets its obligations under the short sale.

   The Fund will not sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or (2) it has segregated an amount of its other liquid assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. While in a short position, the Fund will retain the securities, rights, or segregated assets.



PUT AND CALL OPTIONS



The Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds against fluctuations in value. The Fund may also write put and call options on all or any portion of its portfolio securities to generate income for the Fund. The Fund will write put and call options on securities either held in its portfolio or for which the Fund has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The Fund also may purchase call options on securities to protect against price movements in particular securities which the Fund intends to purchase. A call option gives the Fund, in return for a premium, the right (but not the obligation) to buy the underlying security from the seller at a pre-determined price.

   The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on certain portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or broker/dealers) deemed creditworthy by M&T Bank.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.



If the Fund does not exercise an option it has purchased, then the Fund loses in value the price it paid for the option premium. If the Fund writes (sells) an option which is subsequently exercised, the premium received by the Fund from the option purchaser may not exceed the increase (in the case of a call option) or decrease (in the case of a put option ) in the value of the securities underlying the option, in which case the difference represents a loss for the Fund. However, if the option expires without being exercised, the Fund realizes a gain in the amount of the premium it received.

FUTURES AND OPTIONS ON FUTURES

The Fund may purchase and sell financial and stock index futures contracts to attempt to hedge all or a portion of its portfolio against changes in interest rates or economic market conditions. Financial futures contracts generally require the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. Stock index futures contracts generally involve cash settlement rather than delivery of the stocks comprising the index.

The Fund may also write call options and purchase put options on financial or stock index futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

   Generally, the Fund may not purchase or sell futures contracts or related options, for other than bona fide hedging purposes, if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. When the Fund purchases futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

RISKS

   When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, M&T Bank could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option.

   It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although M&T Bank will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

WARRANTS

The Fund has no present intent to invest more than 5% of its net assets in warrants.

INVESTMENT RISKS

As with other mutual funds that invest in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.

   Because the Fund may invest in small-to-medium capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, although their potential for growth may be greater, stocks in the small-to-medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, small-to-medium-sized companies have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing market conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of small-to-medium-sized companies may, to some degree though not necessarily, fluctuate independently of the stocks of larger companies. That is, the stocks of small-to-medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, the Fund could be slightly more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

With respect to the debt obligations which the Fund may purchase, their prices move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes.

   The market value of debt obligations, and therefore the Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of M&T



Bank. M&T Bank could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent the Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value. However, M&T Bank will attempt to minimize the fluctuation of the Fund's net asset value by predicting the direction of interest rates.

INVESTMENT LIMITATIONS

The Fund will not:

 .borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; and

 .with respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities of one issuer other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities, or acquire more than 10% of the voting securities of any one issuer.



   The above investment limitations cannot be changed without shareholder approval.

FUND MANAGEMENT, DISTRIBUTION AND ADMINISTRATION

BOARD OF DIRECTORS

THE FUND IS MANAGED BY A BOARD OF DIRECTORS.

The Directors are responsible for managing the business affairs for the Fund and for exercising all the Fund's powers except those reserved for the shareholders.

   INVESTMENT ADVISER

INVESTMENT DECISIONS FOR THE FUND ARE MADE BY M&T BANK, SUBJECT TO THE DIRECTION BY THE DIRECTORS.

M&T Bank continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

   Both the Corporation and M&T Bank have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes of the Corporation and M&T Bank: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Corporation's Board of Directors, and could result in severe penalties.

   ADVISORY FEES

For the services M&T Bank provides and the expenses it assumes as investment adviser, M&T Bank is entitled to receive a fee from the Fund, equal to an annual rate of .70% of the Fund's average daily net assets. This fee is computed daily and paid monthly. M&T Bank has agreed to pay all expenses it incurs in connection with its advisory activities, other than the cost of securities (including any brokerage commissions) purchased for the Fund. From time to time, M&T Bank may voluntarily waive all or a portion of its advisory fees in order to help the Fund maintain a competitive expense ratio.


ADVISER'S BACKGROUND

   M&T Bank is the principal banking subsidiary of First Empire State Corporation, a $13 billion bank holding company, as of December 31, 1996, headquartered in Buffalo, New York. M&T Bank has 161 offices throughout New York State and an office in Nassau, The Bahamas.



   M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. The Fund's investments are managed through the Trust & Investment Services Division of M&T Bank. As of December 31, 1996, M&T Bank had $3.1 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). M&T Bank has served as investment adviser to various funds of the Corporation since 1988. As of December 31, 1996, M&T Bank managed over $1.2 billion in net assets of the Corporation's money market funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.


   John F. Moore has been the Fund's portfolio manager since January 1, 1997. Mr. Moore joined M&T Bank in October 1995 as Senior Vice President and Chief Investment Officer. His 18 years of investment experience includes five years with Value Line Asset Management, New York where he most recently was the Director of Asset Management and Senior Portfolio Manager. Mr. Moore obtained his B.A. and M.B.A. from the University of North Carolina.



   BROKERAGE TRANSACTIONS



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, M&T Bank looks for prompt execution of the order at a favorable price. In working with dealers, M&T Bank will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, M&T Bank may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. M&T Bank makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Corporation's Board of Directors and M&T Bank. DISTRIBUTION OF FUND SHARES

FEDERATED SECURITIES CORP. IS THE PRINCIPAL DISTRIBUTOR FOR SHARES OF THE
FUND.

Shares of the Fund are sold on a continuous basis by Federated Securities Corp. It is a Pennsylvania corporation organized on November 14, 1969, and is also the principal distributor for a number of other investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Pittsburgh, Pennsylvania.

DISTRIBUTION PLAN

   Under a distribution plan (referred to as the "Plan") adopted in accordance with Rule 12b-1 promulgated under the Investment Company Act of 1940, the Fund may pay to the distributor an amount computed at an annual rate of 0.25% of the Fund's average daily net assets to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its 12b-1 compensation under the Plan to the extent the expenses attributable to shares of the Fund exceed such lower expense limitation as the distributor may, by notice to the Corporation, voluntarily declare to be effective. The Fund has no present intention of paying or accruing 12b-1 fees during the fiscal year ending April 30, 1998.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.




The distributor may select certain entities to provide sales and/or administrative services as agents for holders of shares of the Fund. For a description of administrative services, see "Administrative Arrangements" below.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund has adopted a Shareholder Services Plan, which is administered by Federated Administrative Services. Under the Plan, M&T Bank may act as a shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Fund may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of shares. This fee will be equal to 0.25% of the Fund's average daily net assets for which the Shareholder Servicing Agent provides services.

ADMINISTRATIVE ARRANGEMENTS

The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings banks) to provide administrative services that are not provided by Federated Administrative Services (see below). These administrative services include distributing prospectuses and other information, providing accounting assistance and shareholder communications, or otherwise facilitating shareholder purchases and redemptions (sales) of Fund shares. The administrators appointed could include affiliates of the advisers. Brokers, dealers, and administrators will receive fees from the distributor based upon shares owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. If the distributor pays any fees for these services, the fees will be reimbursed by one of the advisers and not the Fund.

ADMINISTRATION OF THE FUND

FEDERATED ADMINISTRATIVE SERVICES, A SUBSIDIARY OF FEDERATED INVESTORS, PROVIDES THE FUND WITH CERTAIN ADMINISTRATIVE PERSONNEL AND SERVICES NECESSARY TO OPERATE THE FUND.

ADMINISTRATIVE SERVICES

Such services include certain legal and accounting services. Federated Administrative Services provides these services for an annual fee as specified below:

MAXIMUM ADMINISTRATIVE


AGGREGATE DAILY NET


FEE








ASSETS OF VISION








GROUP OF FUNDS, INC.
 .150%






on the first $250 million
 .125%





 on the next $250 million
 .100%






on the next $250 million
 .075%






in excess of $750 million

The administrative fee received during any year shall be at least $50,000 for the Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.



YOUR GUIDE TO USING THE FUND



HOW THE FUND VALUES ITS SHARES

THE FUND'S NET ASSET VALUE PER SHARE FLUCTUATES.

The net asset value for the Fund's shares is determined by adding the market value of all securities and other assets of the Fund, subtracting the liabilities of the Fund and dividing the remainder by the total number of the Fund's shares outstanding.

MINIMUM INITIAL INVESTMENT

The minimum initial investment in the Fund is $500, unless the investment is in a retirement plan, in which case the minimum initial investment is $250. Subsequent investments must be in amounts of at least $25. In addition, the minimum initial and subsequent investment amounts may be waived or lowered from time to time, such as for customers participating in the automatic investment services described below.

WHAT FUND SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:








DEALER



SALES CHARGE

SALES CHARGE

CONCESSION




AS A



AS A



AS A



PERCENTAGE

PERCENTAGE

PERCENTAGE OF



OF PUBLIC


OF NET


PUBLIC
AMOUNT OF

OFFERING


INVESTED


OFFERING
TRANSACTION

PRICE








PRICE
Less than  $50,000.........5.50%

 5.82%


5.00%
$50,000 but less
than $100,000...

4.25%


4.44%


3.75%
$100,000 but less
than $250,000...

 3.25%



3.36%


2.75%
$250,000 but less
than $500,000...

2.25%


2.30%


 2.00%
$500,000 but less
than $1  million.........2.00%


2.04%


1.75%
$1 million or  more....0.00%


0.00%




0.00%

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on:

(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected;

(ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or

(iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In connection with the sale of Fund shares, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor.

SALES CHARGE REALLOWANCE

For sales of shares of the Fund, a broker/dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a broker/dealer will be retained by the distributor. However, the distributor will uniformly and periodically offer to pay broker/dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash, items of material value, or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities. In some instances, these incentives will be made available only to broker/dealers whose employees have sold or may sell significant amounts of shares.

The distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of their customers in connection with the initiation of customer accounts and purchases of shares of the Fund.

In addition, the distributor will offer to pay broker/dealers an amount of up to 1.00% of the net asset value of shares purchased for an account of their client or customer in an amount of $1 million or more.

   The distributor and M&T Bank, or affiliates thereof, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of shares of the Fund or as financial assistance for providing substantial marketing, sales and operational support. Compensation may include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other special events. In some instances, this compensation may be predicated upon the amount of shares sold and/or upon the type and nature of sales or operational support they furnish. Dealers may not use sales of the Corporation's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned other compensation shall be paid for by the Corporation, the Fund, or its shareholders, nor will it change the price paid by investors for the purchase of Fund shares.

PURCHASES AT NET ASSET VALUE

   Shares of the Fund may be purchased, subject to applicable law and regulation from time to time, at net asset value, without a sales charge, by the following investors, their spouses and their immediate relatives:
(i) current and retired employees and directors of M&T Bank, First Empire State Corporation and their subsidiaries; (ii) current and former Directors of the Corporation; (iii) clients of the Trust & Investment Services Division of M&T Bank; (iv) employees (including registered representatives) of a dealer which has a selling group agreement with the Fund's distributor and consents to such purchases; (v) current and retired employees of any sub-adviser to the Vision Group of Funds, Inc.; and (vi) investors referred by any sub-adviser to the Vision Group of Funds, Inc. Immediate relatives include grandparents, parents, siblings, children, and grandchildren of a qualified investor, and the spouse of any immediate relative.

   The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase shares of the Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Fund, or its shareholders.




A special application form which is available from the Shareholder Servicing Agent, must be submitted with the initial purchase.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF MUTUAL FUND SHARES OR ANNUITIES

Investors may purchase shares of the Fund at net asset value, without a sales charge, with the proceeds from either: (i) the redemption of shares of a mutual fund which was sold with a sales charge or commission; or (ii) fixed or variable rate annuities. The purchase must be made within 60 days of the redemption, and M&T Bank's Mutual Fund Services must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made, and must present satisfactory evidence of the redemption. Redemptions of mutual fund shares that are subject to a contingent deferred sales charge are not eligible to purchase Fund shares under this method. The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase shares of the Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Fund or its shareholders.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of shares of the Fund through:

  quantity discounts and accumulated purchases;



  signing a 13-month letter of intent;

  using the reinvestment privilege; or concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As shown in the table under "What Fund Shares Cost," larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge.

If an additional purchase of shares of the Fund is made, the Fund will consider the previous purchases still invested in the Fund in calculating the applicable sales charge rate. For example, if a shareholder already owns shares which were purchased at the public offering price of $70,000 and then purchases $40,000 more at the current public offering price, the sales charge of the additional purchase according to the schedule now in effect would be the rate imposed on a $110,000 investment, not the rate imposed on a $40,000 investment.

To receive the sales charge reduction, M&T Bank's Mutual Fund Services or the distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchase.

LETTER OF INTENT



If a shareholder intends to purchase shares of the Fund equal in value to at least $50,000 over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold 5.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The 5.50% held in escrow will be applied to the shareholder's account at the end of the 13-month period, unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

REINVESTMENT PRIVILEGE

If shares in the Fund have been redeemed, the shareholder has a one-time right to reinvest, within 90 days, the redemption proceeds in the Fund at the next-determined net asset value without any sales charge. M&T Bank's Mutual Fund Services or the distributor must be notified by the shareholder in writing or by the shareholder's financial institution of the reinvestment in order to eliminate the sales charge. If the shareholder redeems his or her shares in the Fund, there may be tax consequences.

CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Vision Group of Funds, Inc., the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $70,000 in one of the funds with a sales charge, and $40,000 in another fund with a sales charge, the sales charge imposed on each purchase would be reduced to the sales charge rate in effect for a $110,000 investment in the respective fund.

To receive this sales charge reduction, M&T Bank's Mutual Fund Services or the distributor must be notified by the agent placing the order at the time the concurrent purchases are made. The sales charge will be reduced after the purchase is confirmed.

HOW TO BUY SHARES

YOU CAN BUY SHARES OF THE FUND ON ANY BUSINESS DAY, EXCEPT ON DAYS WHICH THE NEW YORK STOCK EXCHANGE OR M&T BANK IS CLOSED OR ON HOLIDAYS WHEN WIRE TRANSFERS ARE RESTRICTED (COLUMBUS DAY, VETERANS' DAY AND MARTIN LUTHER KING DAY).

Shares may be purchased either by wire, mail or transfer. The Fund reserves the right to reject any purchase request.




Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-8573.

THROUGH THE BANK

   You may purchase shares through M&T Bank. To do so, contact an account representative at M&T Bank or those affiliates of M&T Bank which make shares available, or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-4488).

THROUGH M&T SECURITIES, INC.

   You may purchase shares of the Fund through any representative of M&T Securities, Inc. ("M&T Securities") at M&T Bank as well as at separate M&T Securities locations, or by calling 1-800-724-5445. M&T Securities (member NASD and SIPC) is a wholly-owned registered broker-dealer subsidiary of M&T Bank.

THROUGH AUTHORIZED BROKER/DEALERS

An investor may place an order through authorized brokers and dealers to purchase shares of the Fund. For additional details, contact your broker.

PAYMENT

Payment may be made by either check or federal funds or by debiting a customer's account at M&T Bank or any of its affiliate banks. Purchase orders must be received by 4:00 p.m. (Eastern time) in order to be credited that same day. For settlement of an order to occur, payment must be received on the next business day following the order.

BUYING SHARES BY WIRE

You can purchase shares of the Fund by Federal Reserve wire. This is referred to as wiring federal funds, and it simply means that your bank sends money to the Fund's bank through the Federal Reserve System. To purchase shares by Federal Reserve wire, call M&T Bank's Mutual Fund Services or any representative of M&T Securities before 4:00 p.m. (Eastern time) to place your order. The order is considered immediately received, provided payment by federal funds is received before 3:00 p.m. (Eastern time) the next business day.

BUYING SHARES BY MAIL

To buy shares of the Fund for the first time by mail, complete and sign an account application form and mail it, together with a check made payable to "Vision Growth and Income Fund" in an amount of $500 or more, to the address below:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York, 14240-4556

Current shareholders can purchase shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check has been received.



BUYING SHARES BY TRANSFER

   To purchase shares of the Fund by transferring money from a bank account, you must maintain a checking or NOW deposit account at M&T Bank or any of its affiliate banks. To place an order, call M&T Bank's Mutual Fund Services or any representative of M&T Securities before 4:00 p.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account by the next business day and your purchase of shares will be effected on the day the order is placed.

CUSTOMER AGREEMENTS

Shareholders normally purchase shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn periodically and invested in Fund shares at the next net asset value calculated after your order is received plus any applicable sales charge. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays dividends quarterly. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date's net asset value without a sales charge, unless payments are requested by writing to the Fund or M&T Bank's Mutual Fund Services. Dividends and capital gains can also be reinvested in shares of any other fund comprising the Vision Group of Funds, Inc., subject to any applicable investment requirements.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.



CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. The Fund will not issue certificates for your shares unless you make a written request to the Fund. Federated Shareholder Services Company is a subsidiary of Federated Investors.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Confirmations are sent to shareholders of the Fund to report dividends paid during the quarter.

HOW TO EXCHANGE SHARES

ALL SHAREHOLDERS IN ANY OF THE FUNDS ARE SHAREHOLDERS OF VISION GROUP OF FUNDS, INC. AND HAVE ACCESS TO THE OTHER FUNDS IN THE CORPORATION (REFERRED TO AS "PARTICIPATING FUNDS") THROUGH AN EXCHANGE PROGRAM. YOU MAY EXCHANGE SHARES OF THE FUND FOR SHARES OF OTHER PARTICIPATING FUNDS AT NET ASSET VALUE, PLUS ANY APPLICABLE SALES CHARGE.

   When exchanging into and out of Participating Funds with a sales charge and Participating Funds without a sales charge, shareholders who have paid a sales charge once upon purchasing shares of any Participating Fund, including those shares acquired by the reinvestment of dividends, will not have to pay a sales charge again on an exchange. When exchanging into and out of Participating Funds with different sales charges, exchanges are made at net asset value. Shares of Participating Funds with no sales charge acquired by direct purchase may be exchanged for shares of other Participating Funds with a sales charge at net asset value. However, shares of Participating Funds with no sales charge that were acquired by the reinvestment of dividends will not be subject to a sales charge upon an exchange into shares of a Participating Fund with a sales charge. Instead, such exchanges will be made at net asset value.

To be eligible for this exchange privilege, you must exchange shares with a net asset value of at least the minimum initial investment required by the Participating Fund into which you are exchanging if it is a new account. You may exchange your shares only for shares of Participating Funds that may legally be sold in your state of residence. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the Participating Fund into which an exchange is to be made.

Once the transfer agent has received proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next net asset value calculated. If you do not have an account in the Participating Fund whose shares you want to acquire, you must establish a new account. Unless you specify otherwise, this account will be registered in the same name and have the same dividend and capital gains payment options as you selected with your existing account. If the new account registration (name, address, and taxpayer identification number) is not identical to your existing account, you must provide a signature guarantee to verify your signature. Please see the "Signature Guarantees" section later in this prospectus for more information about signature guarantees.

Each exchange is considered a sale of shares of one fund and a purchase of shares of another fund, and depending on the circumstances, may generate a short or long-term capital gain or loss for federal income tax purposes.



The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders will be notified prior to any modification or termination.

To find out more about the exchange privilege, call M&T Bank's Mutual Fund Services at the number listed below.

EXCHANGING SHARES BY TELEPHONE

You may exchange shares between Participating Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-
4488). To sign up for telephone exchanges, you must select the telephone exchange option on the new account application. It is recommended that you request this privilege on your initial application. If you do not and later wish to take advantage of telephone exchanges, you may call M&T Bank's Mutual Fund Services for authorization forms.

You can only exchange shares by telephone between fund accounts with identical shareholder registrations (names, addresses, and taxpayer identification numbers).

Telephone exchange instructions must be received by M&T Bank's Mutual Fund Services by 4:00 p.m. (Eastern time) and transmitted to Federated
Shareholder Services Company before 4:00 p.m. (Eastern time) for shares to be exchanged that same day. You will not receive a dividend from the fund into which you are exchanging on the date of the exchange.



You may have difficulty making exchanges by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written exchange request by mail for next day delivery to the Vision Group of Funds, Inc. at the address shown below.

If you have certificates for the shares you want to exchange, you cannot make a telephone exchange. Instead, the certificates must be properly endorsed and should be sent by registered or certified mail, along with your written exchange request, to the Vision Group of Funds, Inc. at the address shown below. M&T Bank's Mutual Fund Services will then forward the certificate to the transfer agent, Federated Shareholder Services Company, and the shares will be deposited into your account before the exchange is made.

Shareholders requesting the telephone exchange service authorize the Corporation and its agents to act upon their telephonic instructions to exchange shares from any account for which they have authorized such services. Exchange instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

EXCHANGING SHARES BY MAIL

You may exchange shares by mail by sending your written request to:

Vision Group of Funds, Inc.   P.O. Box 4556   Buffalo, New York 14240-4556




HOW TO REDEEM SHARES

THE FUND REDEEMS YOUR SHARES AT THE NET ASSET VALUE PER SHARE NEXT DETERMINED AFTER THE FUND RECEIVES YOUR REDEMPTION REQUEST. WHEN FUND SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

You may redeem shares only on days when the Fund computes its net asset value. You cannot redeem shares on days when the New York Stock Exchange or M&T Bank are closed, or on holidays when wire transfers are restricted (Columbus Day, Veterans' Day, and Martin Luther King Day). While you may redeem various amounts by telephone or written request, you can close your account only by written request.

TELEPHONE REDEMPTIONS

You may redeem your shares by calling M&T Bank's Mutual Fund Services at
(800) 836-2211 (in the Buffalo area, phone 842-4488) before 4:00 p.m.
(Eastem time). The proceeds will be wired the next business day directly to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank that is a member of the Federal Reserve System. M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.

You will be automatically eligible for telephone redemptions, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone/ wire redemption option on your initial application. If you do not do this and later wish to take advantage of telephone redemptions, you must call M&T Bank's Mutual Fund Services for authorization forms.

You may have difficulty redeeming shares by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written redemption request by mail for next day delivery to the Vision Group of Funds, Inc. at the address shown below.

The Fund reserves the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination.

If you hold shares in certificate form or hold Fund shares through an IRA account, you cannot redeem those shares by phone, but instead must redeem them in writing as explained below.

Shareholders who accept the telephone redemption service authorize the Corporation and its agents to act upon their telephonic instructions to redeem shares from any account for which they have authorized such services. Redemption instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES BY MAIL



You may redeem shares by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556

Please call M&T Bank's Mutual Fund Services for specific instructions before redeeming by letter. Your written request must include your name, the Fund's name, your account number, and the share or dollar amount you want to redeem. If share certificates have been issued to you, those certificates must be properly endorsed and should be sent by registered or certified mail along with your redemption request.

SIGNATURE GUARANTEES

A signature guarantee verifies the authenticity of your signature. For your protection, you must have your signature guaranteed on written redemption requests in the following instances:

  if you are redeeming shares worth $50,000 or more;

  if you want a redemption of any amount sent to an address other than your address on record with the Fund;

  if you want a redemption of any amount payable to someone other than yourself as the shareholder of record; or

  if you want to transfer the registration of the Fund shares.




The signature guarantee must be provided by:

  a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

  a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which also is administered by the FDIC;

  a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchange; or

  any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT



Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

If you own Fund shares worth $10,000 or more, you can have regular payments of $50 or more sent from your Fund account to you, another person you designate or your checking or NOW deposit account. Fund shares are redeemed to provide periodic payments in the amount you specify.

Depending on the amount you are withdrawing, the amount of dividends or any capital gains distributions paid on the Fund shares, and any possible fluctuations in the Fund's net asset value per share, these redemptions may reduce and eventually exhaust your investment in the Fund. For this reason, you should not consider systematic withdrawal payments as yield or income received from your investment in the Fund. Due to the fact that shares are sold subject to sales charge, it may not be advisable for shareholders to be purchasing shares while participating in this program.

For more information and an application form for the Systematic Withdrawal Program, call M&T Bank's Mutual Fund Services.

INVOLUNTARY REDEMPTIONS

Because of the high cost of maintaining accounts with low balances, the Fund may redeem your shares and send you the proceeds if your account balance falls below a minimum value of $250 due to shareholder redemptions. Shareholders who make large or frequent withdrawals may be particularly vulnerable to this involuntary redemption process. However, before shares are redeemed to close an account, the shareholder will be notified in writing and given 30 days to purchase additional shares to meet the minimum balance requirement.

Further, the Fund reserves the right to redeem shares involuntarily or make payment for redemptions in the form of securities if it appears appropriate to do so in light of the Fund's responsibilities under the Investment Company Act of 1940.



TAX INFORMATION

BELOW IS A GENERAL DISCUSSION OF TAX CONSIDERATIONS FOR THE FUND. NO ATTEMPT HAS BEEN MADE TO PRESENT A DETAILED EXPLANATION OF THE INCOME TAX TREATMENT OF THE FUND OR ITS SHAREHOLDERS, AND THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

The tax consequences discussed here apply whether you receive dividends in cash or reinvest them in additional shares. The Fund will send you tax information annually regarding the federal income tax consequences of distributions made during the year. You should definitely consult your own tax adviser about any state or local taxes that may apply.



   The Fund will be treated as a separate entity for federal income tax purposes. Income earned by the Fund, including any capital gains or losses realized, is not combined with income earned on the Corporation's other portfolios.

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code so that it is not required to pay federal income taxes on the income and capital gains distributed to shareholders.

FEDERAL INCOME TAXES

Unless shareholders of the Fund are otherwise exempt from taxes, they are required to pay federal income taxes on dividends and other distributions received (including capital gains distributions, if any) from the Fund.

DESCRIPTION OF FUND SHARES

Vision Group of Funds, Inc. was organized as a Maryland corporation on February 23, 1988, and consists of seven available portfolios: Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision Growth & Income Fund, Vision New York Tax-Free Fund and Vision Capital Appreciation Fund. The Corporation's Articles of Incorporation permit the Corporation to offer separate series of shares in these funds or other future portfolios.

Each Fund share represents an equal proportionate interest in the Fund with other shares and participates equally in the dividends and any other distributions that are declared at the discretion of the Corporation's Board of Directors.



VOTING RIGHTS AND OTHER INFORMATION

SHAREHOLDERS OF THE FUND ARE ENTITLED TO ONE VOTE FOR EACH FULL SHARE THEY HOLD AND TO FRACTIONAL VOTES FOR ANY FRACTIONAL SHARES THEY HOLD.

   Shareholders in the Fund generally vote in the aggregate and not by class, unless the law expressly requires otherwise or the Board of Directors determines that the matter to be voted upon affects only the interests of shareholders of a particular class. (See the "Description of Fund Shares" in the Statement of Additional Information for examples of when the Investment Company Act of 1940 requires that shareholders vote by class.) As of April 18, 1997, Reho & Co., Buffalo, New York, acting in various capacities for numerous accounts, was the owner of record of 34.05% of the voting securities of the Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

The Fund is not required to hold annual shareholder meetings, unless matters arise that require a vote of the shareholders under the Investment Company Act of 1940. That law requires a vote of the shareholders to approve changes in the Fund's investment advisory agreement, to replace the Fund's independent certified public accountants and, under certain circumstances, to elect members to the Corporation's Board of Directors.




Directors may be removed by the Corporation's Board of Directors or by a vote of shareholders at a special meeting. The Corporation's Board of Directors will promptly call a special meeting of shareholders upon the written request of shareholders owning at least 10% of any Fund's outstanding shares.

As used in this prospectus, "assets belonging to the Fund" means the money received by the Corporation upon the issuance or sale of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment of that money. This includes any proceeds from the sale, exchange, or liquidation of these investments, any funds or payments derived from the reinvestment of these proceeds, and a portion of the general assets of the Corporation that do not otherwise belong to the Fund.

Assets belonging to the Fund are charged with the direct expenses and liabilities of the Fund and with a share of the general expenses and liabilities of the Corporation. The general expenses and liabilities of the Corporation are allocated in proportion to the relative asset values of all the Corporation's portfolios at the time the expense or liability is incurred.

The management of the Corporation determines the Fund's direct and allocable liabilities at the time the expense or liability is incurred as well as the Fund's allocable share of any general assets at the time the asset is acquired. These determinations are reviewed and approved annually by the Corporation's Board of Directors and are conclusive.



HOW THE FUND SHOWS PERFORMANCE

   From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices. The Fund may advertise its performance in terms of yield and total return, as defined below. Of course, total return and yield figures are based on past results and are not an indication of future performance.

       TOTAL RETURN

The average annual total return of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.



   YIELD



The yield of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



ADDRESSES

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556
(800) 836-2211  (716) 842-4488

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER
Manufacturers and Traders Trust Company



One M&T Plaza
Buffalo, New York 14240

       CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1119
Boston, Massachusetts 02103

ADMINISTRATOR
Federated Administrative Services
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, Pennsylvania 15219



Vision Growth and Income Fund
Prospectus dated



   June 30, 1997


[VISION LOGO]


92830F604

   3100401A (6/97)

TR3100401A (6/97)


                        VISION GROWTH AND INCOME FUND
                 (A PORTFOLIO OF VISION GROUP OF FUNDS, INC.)
                     STATEMENT OF ADDITIONAL INFORMATION
      This Statement of Additional Information relates to the prospectus of one portfolio of the Vision Group of Funds, Inc., referred to as the Vision Growth and Income Fund (the ``Fund') dated June 30, 1997.
   This Statement of Additional Information is not a prospectus itself, but should be read in conjunction with the Fund's current prospectus dated June 30, 1997. This Statement of Additional Information is incorporated into the Fund's prospectus by reference. To receive a copy of the prospectus, or a paper copy of this Statement of Additional Information, if you have received it electronically, write to Vision Group of Funds, Inc., P.O. Box 4556, Buffalo, NY 14240-4556, or call
   (800) 836-2211 or (716) 842-4488. Please retain this Statement of Additional Information for further reference.



   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
           Statement of Additional Information dated June 30, 1997









   MANUFACTURERS AND TRADERS
   TRUST COMPANY
   Investment Adviser
   A subsidiary of First empire State Corporation
   Federated Securities Corp. is distributor for the Fund.



GENERAL INFORMATION ABOUT THE FUND             1

INVESTMENT OBJECTIVE                           1

INVESTMENT POLICIES                            1

ACCEPTABLE INVESTMENTS                         1

 Corporate Debt Obligations                    1
 Zero Coupon Bonds                             1
 U.S. Government Securities                    1
 Mortgage-Backed Securities                    2
 Money Market Instruments                      4
 Securities of Foreign Issuers                 4
 Repurchase Agreements                         4
 When-Issued and Delayed Delivery Transactions 4
 Illiquid and Restricted Securities            5
 Lending of Portfolio Securities               5
 Reverse Repurchase Agreements                 5
 Futures and Options Transactions              6
 Warrants                                      9
 Portfolio Turnover                            9
INVESTMENT LIMITATIONS                         9

VISION GROUP OF FUNDS, INC. MANAGEMENT        10

 Fund Ownership                               13
 Directors' Compensation                      13
 Director Liability                           13
INVESTMENT ADVISORY SERVICES                  14

 Adviser to the Fund                          14



 Advisory Fees                                14
OTHER SERVICES                                14

 Administrative Services                      14
 Custodian and Portfolio Accountant           14
 Transfer Agent and Dividend Disbursing Agent 14
 Independent Auditors                         15
BROKERAGE TRANSACTIONS                        15

DESCRIPTION OF FUND SHARES                    15

HOW TO BUY SHARES                             16

 Conversion to Federal Funds                  16
HOW THE FUND VALUES ITS SHARES                16

HOW TO REDEEM SHARES                          17

 Redemption in Kind                           17
DETERMINING NET ASSET VALUE                   17

   BANKING LAWS                               17

TAX STATUS                                    17

 The Fund's Tax Status                        17
 Shareholders' Tax Status                     17
TOTAL RETURN                                  18

YIELD                                         18

PERFORMANCE COMPARISONS                       18

 Economic and Market Information              20
APPENDIX                                      21



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in the Vision Group of Funds, Inc. (the
`Corporation''). The Corporation was established as a Maryland Corporation under Articles of Incorporation dated February 23, 1988.
INVESTMENT OBJECTIVE

The investment objective of the Vision Growth and Income Fund (the `Fund'') is to provide long term growth of capital and income. The investment objective of the Fund cannot be changed without approval of its shareholders.
INVESTMENT POLICIES

The prospectus discusses the Fund's investment policies. Supplemental information is set out below concerning the types of securities and other instruments in which the Fund may invest, the investment policies and strategies that the Fund may utilize, and certain risks attendant to those investments, policies and strategies.
ACCEPTABLE INVESTMENTS

CORPORATE DEBT OBLIGATIONS
The Fund may invest in corporate debt obligations. Corporate debt obligations may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).
Increasing rate securities, which currently do not make up a significant share of the market in corporate debt obligations, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issuer's prospectus.
ZERO COUPON BONDS
The Fund may invest in zero coupon bonds, which may be in the form of zero coupon convertible securities. Zero coupon bonds are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon bonds accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. Zero coupon convertible bonds usually have put features that provide the holder with the opportunity to put the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon bonds may be more sensitive to market interest rate fluctuations than conventional debt securities.
Federal income tax law requires the holder of a zero coupon bond to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as regulated investment companies and avoid liability of federal income taxes, the Fund will be required to distribute income accrued from zero coupon bonds which the Fund owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.
U.S. GOVERNMENT SECURITIES
The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oFarm Credit Banks;
     oThe Student Loan Marketing Association;
     oFederal Home Loan Banks;
     oFederal Home Loan Mortgage Corporation; and
     oFederal National Mortgage Association.
MORTGAGE-BACKED SECURITIES
Privately issued mortgage-related securities which the Fund may purchase generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by Governmental National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors makes government-related pools highly liquid.
   RESETS OF INTEREST
     The interest rates paid on the ARMS, CMOs, and REMICs in which the Fund may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Other tend to lag changes in market rate levels and tend to be somewhat less volatile.
     To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, adjustable rate mortgage securities which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market. Certain residual interest tranches of CMOs may have adjustable interest rates that deviate significantly from prevailing market rates, even after the interest rate is reset, and are subject to correspondingly increased price volatility. In the event the Fund purchases such residual interest mortgage securities, it will factor in the increased interest and price volatility of such securities when determining its dollar-weighted average duration.
   CAPS AND FLOORS
     The underlying mortgages which collateralize the ARMS, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.
     The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.


MONEY MARKET INSTRUMENTS
The Fund may invest in money market instruments such as:
     oinstruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over



      $100,000,000, or if the principal amount of the instrument is federally insured;
        o

      commercial paper rated, at the time of purchase, not less than A-1 by Standard & Poor's Ratings Group (``S&P''), Prime-1 by Moody's Investors Services, Inc. (``Moody's''), or F-1 by Fitch Investors Service, Inc. (``Fitch''), or if not rated are determined to be of comparable quality by the Fund's investment adviser, Manufacturers and Traders Trust Company (``M&T Bank'') (see Appendix for a description of the basis of those ratings);
     otime and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund (``BIF''), or institutions whose accounts are insured by the Savings Association Insurance Fund (``SAIF''), including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks which, if negotiable, mature in six months or less or if not negotiable, either mature in ninety days or less, or are withdrawable upon notice not exceeding ninety days; and
     obankers' acceptances.
SECURITIES OF FOREIGN ISSUERS
The Fund may invest in securities of foreign issuers. Securities of foreign issuers may include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (World Bank), European Investment Bank and InterAmerican Development Bank.
   Securities of a foreign issuer may present greater risks than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, investments in foreign issuers may include additional risks associated with less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on securities of foreign issuers. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any risk appears to M&T Bank to be substantial.
REPURCHASE AGREEMENTS
   The Fund may enter into repurchase agreements. Repurchase agreements are arrangements in which banks, broker/ dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The



Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by M&T Bank to be creditworthy pursuant to guidelines established by the Board of Directors.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.


ILLIQUID AND RESTRICTED SECURITIES
The Fund may invest in illiquid and restricted securities. The ability of the Board of Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the `Rule''). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the Securities and Exchange Commission has left the question of determining the liquidity of all restricted securities (eligible for resale under the Rule) to the Corporation's Board.
   Under the criteria currently established by the Directors, M&T Bank must consider the following factors in determining the liquidity of restricted securities: (i) the frequency of trades and quotes for the security; (ii) the volatility of quotations and trade prices for the security; (iii) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (iv) dealer undertakings to make a market in the security; (v) the nature of the security and the nature of the marketplace trades; (vi) the rating of the security and the financial condition and prospects of the issuer of the security; and (vii) such other factors as may be relevant to a Fund's ability to dispose of the security.
   The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agrees that it is purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Directors are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Directors, including Section 4(2) commercial paper, as determined by M&T Bank, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.


FUTURES AND OPTIONS TRANSACTIONS
As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolios by buying and selling futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase current income.
The Fund will maintain its position in securities, options and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position of futures transactions may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series. The Fund currently does not intend to invest more than 5% of its total assets in options transactions.



   FUTURES CONTRACTS
     The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund also may purchase and sell stock index futures to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes. A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract (`going short'') and the buyer who agrees to take delivery of the security (`going long'') at a certain time in the future.
     For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., `go short'') to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would `go long'' (i.e., agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
     Stock index futures contracts are based on indices that reflect the market value of common stock of the issuers included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
   ``MARGIN''IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of `initial margin'' in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called `variation margin,'' equal to the daily change in value of the futures contract. This process is known as `marking to market.'' Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
        The Fund will comply with the following restrictions when purchasing and selling futures contracts. To the extent required to comply with Commodity Futures Trading Commission (`CFTC'') Regulation
     4.5 and thereby avoid status as a `commodity pool operator,'' the Fund will not enter into a futures contract for other than bona fide hedging purposes, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% o the market value of the Fund's net assets, after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. Second, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Finally, because the Fund will submit to the CFTC special calls for information, the Fund will not register as a commodities pool operator.
   PUT OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
     The Fund may purchase listed put options on financial and stock index futures contracts. The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates or changes in stock prices. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.



     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.
     Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.
   CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
     In addition to purchasing put options on futures, the Fund may write listed call options on financial and stock index futures contracts to hedge its portfolio against an increase in market interest rates or changes in stock market conditions. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise or market conditions change, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.
     Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.
     The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
   PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
     The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in their portfolios. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund may purchase these put options as long as the underlying stocks are held in its portfolio.
   WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
     The Fund may also write covered call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. Covered call options generally do not present investment risks different from those associated with a security purchase. For example, a security may be sold before it reaches its maximum potential value, or it may be retained even though its current market price has dropped below its purchase price. Similarly, a covered call option presents these risks. For example, when the option purchaser acquires the security at the predetermined exercise price, the Fund could be giving up any capital appreciation above the exercise price that is not offset by the option premium paid by the option purchaser to the Fund. Conversely, if the underlying security decreases in price and the option purchaser decides not to carry out the transaction, the Fund keeps the premium and the Fund can sell the security or hold onto it for future price appreciation. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. Writing of call options by the Fund is intended to generate income for the Fund and thereby protect against price movements in particular securities in the Fund's portfolio.
   OVER-THE-COUNTER OPTIONS
     The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyer or writers of the options for those options on portfolio securities held by the Funds and not traded on an exchange.
   STOCK INDEX OPTIONS
     The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stock included in the index.
        The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of M&T Bank to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.



   RISKS
        When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, M&T Bank could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.
        It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although M&T Bank will consider liquidity before entering into these transactions, there is not assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market. The inability to close out these positions could have an adverse effect on the Fund's ability to effectively hedge its portfolio.
        To minimize risks, the Fund may not purchase or sell futures contracts or related options, for other than bona fide hedging purposes, if immediately thereafter the sum the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets after taking into account the unrealized profits and losses on those contracts it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such



     5%. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.
WARRANTS
The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
PORTFOLIO TURNOVER
   The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve its investment objective. Securities in its portfolio will be sold whenever M&T Bank believes it is appropriate to do so in light of the



Fund's investment objectives, without regard to the length of time a particular security may have been held. M&T Bank and M&T Bank does not anticipate that the Fund's annual portfolio rate will exceed 100% under normal market conditions. For the fiscal years ended April 30, 1997 and
1996, the Fund's portfolio turnover rates were     % and 77%,
                                               ----
respectively.
INVESTMENT LIMITATIONS

   SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, except as described below and other than in connection with buying futures contracts and put options, and writing covered call options, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.
     The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
            The Fund may purchase and dispose of U.S. Government securities and CMOs before they are issued and may also purchase and dispose of them on a delayed delivery basis.
   ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.
   PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options and segregation or collateral arrangements made in connection with options, futures, options on futures, reverse repurchase agreements, lending of portfolio securities, or the purchase of securities on a when-issued basis.
   UNDERWRITING
     The Fund will not underwrite any issue of securities except as they may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
   INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate including limited partnership interests although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.



   LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities, the market value of which does not exceed one-third of the value of the Fund's total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations.
   INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except that the Fund may purchase and sell futures contracts and related options.
   CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan association and bankers' acceptances), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities.
   DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.
The above investment limitations are fundamental policies of the Fund and cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

   INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Directors to be liquid, and non-negotiable time deposits with maturities over seven days.
          Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund has no present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.''



VISION GROUP OF FUNDS, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Vision Group of Funds, Inc., and principal occupations.


Randall I. Benderson
570 Delaware Avenue
Buffalo, NY
Birthdate: January 12, 1955
Director
Senior Vice President and Chief Operating Officer, Benderson Development Company, Inc.


Joseph J. Castiglia
Roycroft Campus
21 South Grove Street, Suite 291
East Aurora, NY  14052
Birthdate:  July 20, 1934
Director
Director, New York State Electric & Gas Corp.; Secewsow Environmental Services, Inc.; Blue Cross & Blue Shield of Western New York; Buffalo Branch, Federal Reserve Bank of New York; and Former President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc.


Daniel R. Gernatt, Jr.
Richardson & Taylor Hollow Roads
Collins, NY



Birthdate:  July 14, 1940
Director
President and CFO of Gernatt Asphalt Products, Inc.; Executive Vice President, Dan Gernatt Gravel Products, Inc.; Vice President, Countryside Sand & Gravel, Inc.


George K. Hambleton, Jr.
670 Young Street
Tonawanda, NY
Birthdate:  February 8, 1933
Director
   Former President, Brand Name Sales, Inc.; President, Hambleton & Carr,
Inc.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President and Treasurer
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of other funds distributed by Federated Securities Corp.; President, Executive Vice President and Treasurer of other funds distributed by Federated Securities Corp.




Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate: March 23, 1960
Vice President and Assistant Treasurer
Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of other funds distributed by Federated Securities Corp.



Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA
Birthdate: November 17, 1961
Secretary
   Corporate Counsel and Vice President, Federated Administrative Services; formerly Attorney, Morrison & Foerster (law firm).


FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding shares.
   As of April 18, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Tice & Co., Buffalo, New York, owned approximately 1,868,402 shares (24.91%) and Reho & Co., Buffalo, New York, owned approximately 2,553,527 shares (34.05%).
   DIRECTORS' COMPENSATION
                      AGGREGATE



NAME,                 COMPENSATION
POSITION WITH         FROM
CORPORATION          CORPORATION*#

Randall I. Benderson,
Director              $9,500

Joseph J. Castiglia,
Director              $10,000

Daniel R. Gernatt, Jr.,
Director              $10,000

George K. Hambleton,  Jr.,
Director              $10,000

*Information is furnished for the fiscal year ended April 30, 1997. The Corporation is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Corporation which is comprised of seven portfolios.
DIRECTOR LIABILITY
With respect to the removal of a Director of the Corporation, the Corporation's By-Laws provide, in accordance with applicable law, that a Director may be removed from the Board at a meeting of shareholders called for that purpose upon the majority vote of the shareholders of the Corporation entitled to vote at such meeting. Such a meeting shall be called by the President or the Board of Directors or at the request in writing of shareholders entitled to cast at least ten percent (10%) of the votes entitled to be cast at such meeting. Such shareholders' request shall state the purpose of the proposed meeting, and the Corporation shall inform those shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting to the other shareholders and, on payment of these costs, shall notify each shareholder entitled to notice of the meeting.


INVESTMENT ADVISORY SERVICES

   ADVISER TO THE FUND
Investment advisory services are provided to the Fund by Manufacturers and Traders Trust Company (`M&T Bank''). The advisory services provided and the expenses assumed by M&T Bank, as well as the advisory fees payable to it, are described in the Fund's prospectus.
The investment advisory agreement provides that M&T Bank shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with its performance under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of M&T Bank in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder. Because of internal controls maintained by M&T Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of M&T Bank's or its affiliates' lending relationships with an issuer.
Unless sooner terminated, the advisory agreement between the Fund and M&T Bank will continue in effect from year to year if such continuance is approved at least annually by the Corporation's Board of Directors, or by vote of a majority of the outstanding shares of a Fund (as defined in the



Prospectus), and by a majority of the Directors who are not parties to the advisory agreement or interested persons (as defined in the Investment Company Act of 1940) of any party to the advisory agreement, by vote cast in person at a meeting called for such purpose. The advisory agreement is terminable at any time on sixty days' written notice without penalty by the Directors, by vote of a majority of the outstanding shares of a Fund, or by M&T Bank. The advisory agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940.
   ADVISORY FEES
For its advisory services, M&T Bank receives an annual investment advisory fee from the Fund as described in the Prospectus.
For the fiscal years ended April 30, 1997, 1996, and 1995, M&T Bank earned
$     , $     , and $     , respectively, of which $     , $     , and
 -----   -----       -----                          -----   -----
$     , respectively, were voluntarily waived.
 -----
In addition, for the fiscal years ended April 30, 1997, 1996, and 1995, M&T
Bank reimbursed the Fund $     , 0, and $112,828,  respectively, of other
                          -----
operating expenses.
Prior to January 1, 1997, Harbor Capital Management (`Harbor'') served as the Fund's sub-adviser. For the fiscal years ended April 30, 1997, 1996,
and 1995, Harbor earned $     , $     , and $     , respectively, of which
                         -----   -----       -----
$     , $     , and $     , respectively, were voluntarily waived.
 -----   -----       -----

OTHER SERVICES

ADMINISTRATIVE SERVICES
   Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as describedin the Prospectus. For the fiscal years ended April 30, 1997,
1996, and 1995, , the Fund incurred administrative service costs of $     ,
                                                                     -----



$58,037, and $50,000, respectively, of which $     , $0,  and $10,958,
                                              -----
respectively, were voluntarily waived.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
   State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company, Pittsburgh, Pennsylvania, the Fund's registered transfer agent, maintains all necessary shareholder records.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
BROKERAGE TRANSACTIONS

   M&T Bank determines which securities are to be sold and purchased by the Fund and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities of the Fund are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from dealers serving as market makers may include the spread between the bid and asking price. While M&T Bank generally seeks competitive spreads or commissions, a Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed below.
M&T Bank may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to M&T Bank and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by M&T Bank or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which M&T Bank or its affiliates might otherwise have paid, it would tend to reduce their expenses. M&T Bank exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with M&T Bank, or its affiliates, and will not give preference to M&T Bank's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements. While serving as investment adviser to the Fund, M&T Bank has agreed to maintain its policy and practice of conducting M&T Bank's Trust and Investment Services Division independently of its Commercial Department.
   In making investment recommendations for the Fund, neither M&T Bank nor Trust and Investment Services Division personnel of M&T Bank will inquire or take into consideration whether the issuer of securities proposed for purchase or sale by the Fund is a customer of the Commercial Department of M&T Bank and, in dealing with its commercial customers, the Commercial Department will not inquire or take into consideration whether securities of such customers are held by the Fund.



Although investment decisions for the Fund are made independently from those of the other accounts managed by M&T Bank, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by M&T Bank is prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by M&T Bank to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
For the fiscal years ended April 30, 1997, 1996, and 1995, the Fund paid
$     , $128,098, and $95,432, respectively, in commissions on brokerage
 -----
transactions.
DESCRIPTION OF FUND SHARES

The Corporation's Articles of Incorporation authorize the Board of Directors to issue up to 10 billion full and fractional shares of Common Stock, of which seven billion shares have been classified into seven classes of one billion shares each. Three billion shares remain unclassified at this time. Shares of Classes A, B, C, D, E, F and G Common Stock represent interests in Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision New York Tax-Free Fund, Vision Growth and Income Fund, and Vision Capital Appreciation Fund, respectively.
The Board of Directors may classify or reclassify any unissued shares of the Corporation into one or more additional classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.
Shares have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Fund's Prospectus and this Statement of Additional Information, the Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Corporation, shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of that Fund and the Corporation's other portfolios, of any general assets not belonging to any particular portfolio which are available for distribution.
Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Corporation shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is not affected by a matter unless it is clear that the interests of each portfolio in the matter are identical, or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, Rule 18f-2 provides that the ratification of independent certified public accountants, the approval of principal underwriting contracts and the election of Directors may be effectively acted upon by shareholders of the Corporation voting without regard to class.



Notwithstanding any provision of Maryland law requiring a greater vote of the Corporation shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Corporation's Articles of Incorporation, the Corporation may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Fund and the Corporation's other portfolios (voting together without regard to class).
HOW TO BUY SHARES

Shares of the Fund are sold at net asset value plus an applicable sales charge on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under `How to Buy Shares.'' CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. M&T Bank and State Street Bank act as the shareholders' agents in depositing checks and converting them to federal funds.
HOW THE FUND VALUES ITS SHARES

The market value of the Fund's portfolio securities are determined as follows:
     ofor equity securities, according to the last sales price on a national securities exchange, if applicable;
     oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;



     ofor bond and other fixed income securities, as determined by an independent pricing service;
     ofor short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or, for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
     ofor all other securities, at fair value as determined in good faith by the Directors.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value futures contracts, options on portfolio securities and options on futures at their market values established by the applicable exchanges at the close of trading on such exchanges, unless the Directors determine in good faith that another method of valuing these positions is necessary to appraise their fair value.


HOW TO REDEEM SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under `How to Redeem Shares.''
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable.



Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated for shares of the Fund are described in the prospectus.
   BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such company as agent for and upon the order of their customers.
Some entities providing services to the Fund are subject to such banking laws and regulations. They believe that they may perform those services for the Fund contemplated by any agreement entered into with the Fund without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissable activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Corporation's Board of Directors would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, a Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. Otherwise, these dividends, and any short-term capital gains are taxable as ordinary income.
   CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
TOTAL RETURN

   The Fund's average annual total returns for the one-year period ended April 30, 1997, and for the period from November 29, 1993 (date of initial
public investment) to April 30, 1997, were     % and     %, respectively.
                                           ----      ----
The Fund's total returns for the above periods reflect a maximum sales charge of 5.50%.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. Any applicable redemption fee is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of shares redeemed.



YIELD

   The Fund's yield for the thirty-day period ended April 30, 1997, was
     %.
-----
The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The performance of shares of the Fund depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates and market value of portfolio securities; ochanges in a Fund's expenses; and ovarious other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described above.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper rankings in the growth and income category in advertising and sales literature.
     oLEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total returns for one month, three month, twelve month, and ten year periods, and year-to-date.
     oLEHMAN BROTHERS AGGREGATE BOND INDEX is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; foreign obligations; U.S. investment-grade corporate debt; and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum rating of BBB by S&P or Fitch, or a minimum rating of Baa by Moody's.
     oMERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).
     oMERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage-related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period.



      Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).
     oSALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.
     oSALOMON BROTHERS LONG-TERM HIGH GRADE CORPORATE BOND INDEX is an unmanaged index of long-term high grade corporate bonds issued by U.S. corporations with maturities ranging from 10 to 20 years.
     oLEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.
     oLEHMAN BROTHERS GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.
     oDOW JONES INDUSTRIAL AVERAGE (``DJIA'') represents share prices of selected blue chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.



     oSTANDARD & POOR'S DAILY STOCK PRICE INDICES OF 500 AND 400 COMMON
      STOCKS are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.
     oRUSSELL 2000 SMALL STOCK INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.
     oWILSHIRE 5000 EQUITY INDEX consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.
     oCONSUMER PRICE INDEX is generally considered to be a measure of inflation.
     oNEW YORK STOCK EXCHANGE COMPOSITE INDEX is a market value weighted index which relates all NYSE stocks to an aggregate market value as of December 31, 1965, adjusted for capitalization changes.
     oVALUE LINE COMPOSITE INDEX consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.
     oNASDAQ OVER-THE-COUNTER COMPOSITE INDEX covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.
     oAMEX MARKET VALUE INDEX covers approximately 850 American Stock
      Exchange stocks and represents less than 5% of the market value of all US stocks. The AMEX is a value-weighted index calculated on price change only and does not include income.
     oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, inluding time deposits, bank savings accounts, certificates of deposit and Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the shares of the Fund are not insured. Unlike money market funds, which attempt to maintain a stable offering price, the offering price of the Fund's shares fluctuates. Advertisements may quote performance information which does not reflect the effect of the sales load.



ECONOMIC AND MARKET INFORMATION
   Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (`ICI''). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to more than 6,000 funds available.


APPENDIX

Standard & Poor's Ratings Group Bond Ratings
AAA-Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated `AA'' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A-Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB-Debt rated `BBB'' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR-Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
Plus (+) or minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
Moody's Investors Service, Inc. Bond Ratings
AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA-Bonds which are rated BAA are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NR-Not rated by Moody's.
Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Fitch Investors Service, Inc. Long-Term Debt Ratings
AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA-Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.



BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
NR-NR indicates that Fitch does not rate the specific issue.
Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
Standard & Poor's Ratings Group Municipal Note Ratings
SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2-Satisfactory capacity to pay principal and interest.
Moody's Investors Service, Inc. Short-Term Loan Ratings
MIG 1/VMIG 1-This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2/VMIG 2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
Fitch Investors Service, Inc. Short-Term Debt Ratings
F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.



F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great for issues assigned F-1+ and F-1 ratings.
Standard & Poor's Ratings Group Commercial Paper Ratings
A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess strong safety characteristics are denoted with a plus sign (+) designation. A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
Moody's Investors Service, Inc. Commercial Paper Ratings
PRIME1-Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2-Issuers (or related supporting institutions) rated PRIME-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
92830F604



   G01716-02 (6/97)



PROSPECTUS

VISION CAPITAL APPRECIATION FUND

(A PORTFOLIO OF VISION GROUP OF FUNDS, INC.)

   PROSPECTUS DATED JUNE 30, 1997

Vision Group of Funds, Inc. (the "Corporation") is an open-end management investment company (a mutual fund) that offers you a choice of seven separate investment portfolios with distinct investment objectives and policies. This prospectus relates to one of the seven portfolios, Vision Capital Appreciation Fund ("Fund").

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MANUFACTURERS AND TRADERS TRUST COMPANY, ARE NOT ENDORSED OR GUARANTEED BY MANUFACTURERS AND TRADERS TRUST COMPANY, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This prospectus gives you information about the Fund, and can help you decide if the Fund is a suitable investment for you. Please read the prospectus before you invest and keep it for future reference.




   You can find additional facts about the Fund in the Statement of Additional Information dated June 30, 1997 which has also been filed with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. To obtain a free copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received it electronically, or make other inquiries about the Fund, simply call or write Vision Group of Funds, Inc. at the telephone number or address below. This Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VISION GROUP OF FUNDS, INC.
P.O. Box 4556
Buffalo, New York 14240-4556
(800) 836-2211  (716) 842-4488

TABLE OF CONTENTS

SYNOPSIS



INVESTMENT OBJECTIVES AND POLICIES

Vision Group of Funds, Inc. (the "Corporation") offers you a convenient, affordable way to participate in seven separate, professionally managed portfolios. This prospectus describes the Vision Capital Appreciation Fund.

VISION CAPITAL APPRECIATION FUND

(THE "FUND") IS A DIVERSIFIED PORTFOLIO WHICH SEEKS TO PRODUCE LONG-TERM CAPITAL APPRECIATION. THE FUND PURSUES ITS INVESTMENT OBJECTIVE BY INVESTING IN A DIVERSIFIED PORTFOLIO CONSISTING PRIMARILY OF COMMON STOCKS THAT THE ADVISER BELIEVES OFFER OPPORTUNITY FOR GROWTH OF CAPITAL, ALTHOUGH IT MAY ALSO INVEST IN OTHER SECURITIES HAVING SOME OF THE CHARACTERISTICS OF COMMON STOCKS, SUCH AS CONVERTIBLE PREFERRED STOCKS, CONVERTIBLE BONDS AND WARRANTS.

BUYING AND REDEEMING FUND SHARES

You can conveniently buy and redeem Fund shares on almost any business day. Shares of the Fund are sold at net asset value plus a sales charge and redeemed at net asset value. The minimum initial investment in the Fund is $500 ($250 for IRA accounts), and it may be waived or lowered from time to time. (See "Your Guide to Using the Fund.")

FUND MANAGEMENT



   The Fund's investment adviser is Manufacturers and Traders Trust Company ("M&T Bank" or "Adviser"). M&T Bank is the primary banking subsidiary of First Empire State Corporation.



SHAREHOLDER SERVICES

When you become a shareholder, you can easily get information about your account by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-4488).

RISK FACTORS

An investment in the Fund may involve certain risks that are explained more fully in the sections of this prospectus discussing the Fund's investment techniques.

A SUMMARY OF THE FUND'S EXPENSES    (To be filed by amendment)

VISION CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS    (To be filed by amendment)

HOW THE FUND INVESTS

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE




The investment objective of the Fund is to produce long-term capital appreciation. This investment objective cannot be changed without approval of the Fund's shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

THE FUND PURSUES ITS INVESTMENT OBJECTIVE OF LONG-TERM CAPITAL APPRECIATION BY INVESTING IN A DIVERSIFIED PORTFOLIO COMPRISED PRIMARILY OF COMMON STOCKS OR OTHER SECURITIES THAT HAVE SOME OF THE CHARACTERISTICS OF COMMON STOCKS, SUCH AS CONVERTIBLE PREFERRED STOCKS, CONVERTIBLE BONDS, AND WARRANTS. THE PRINCIPAL FACTOR IN SELECTING CONVERTIBLE SECURITIES WILL BE THE POTENTIAL OPPORTUNITY TO BENEFIT FROM MOVEMENT IN STOCK PRICE. CURRENT INCOME IS A SECONDARY, NON-FUNDAMENTAL INVESTMENT CONSIDERATION. THE ADVISER WILL GENERALLY SELECT COMMON STOCKS OF WELL-FINANCED ISSUERS (E.G., ISSUERS THAT GENERATE SUFFICENT CASH FLOW TO SUPPORT THEIR GROWTH NEEDS OR HAVE SUFFICENT CREDIT QUALITY TO OBTAIN FINANCING TO SUPPORT THEIR GROWTH) WHICH HAVE DEMONSTRATED PROFITABILITY IN THE PAST OR HAVE THE POTENTIAL FOR PROFITABILITY IN THE FUTURE, AND HAVE BEEN IN BUSINESS A MINIMUM OF THREE YEARS. IT IS ANTICIPATED THAT THE FUND'S PORTFOLIO SECURITIES IN THE AGGREGATE WILL HAVE AN AVERAGE WEIGHTED MARKET CAPITALIZATION OF $1 BILLION TO $10 BILLION, WHICH COULD BE CONSIDERED THE MID-CAPITALIZATION SECTOR OF THE MARKET. THE ADVISER, MAY, HOWEVER, SELECT FOR PURCHASE COMMON STOCKS OF WELL-KNOWN COMPANIES WITH INDIVIDUAL MARKET CAPITALIZATIONS OF OVER $10 BILLION, AS WELL AS COMPANIES THAT HAVE INDIVIDUAL MARKET CAPITALIZATIONS



AS LOW AS $250 MILLION, IF IT BELIEVES SUCH COMMON STOCKS OFFER PARTICULAR OPPORTUNITIES FOR LONG-TERM CAPITAL APPRECIATION.

In selecting investments, the Adviser will consider various financial characteristics of the issuer, including historical sales and net income, debt/equity and price/earnings ratios and growth rates. Certain qualitative factors such as product dominance, management experience, and research and development commitment will be evaluated. Investors should be aware that since the major portion of the Fund's portfolio will normally be invested in common stocks, the Fund's net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities. There can be no assurance that the objective of the Fund will be realized, that any income will be earned, or that the Fund's portfolio will not decline in value.

Under normal market conditions, the Fund intends to have at least 75% of its total assets invested in securities which the Adviser believes offer opportunity for capital appreciation. Unless indicated otherwise, this policy and the other investment policies of the Fund may be changed by the Directors without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS

The securities in which the Fund invests include:

 .common or preferred stocks of U.S. companies which are either listed on the New York or American Stock Exchange, or other domestic stock exchange,



or traded in the over-the-counter markets and are considered by the Adviser to have an established market;

  convertible securities (as described below);

  investments in American Depository Receipts ("ADRs") of foreign companies traded on the New York or American Stock Exchange, or other domestic stock exchanges, or in the over-the-counter market. The Fund may not invest more than 25% of its total assets in ADRs and not more than 5% of its total assets in foreign securities directly (other than ADRs);

  domestic issues of corporate debt obligations (including convertible bonds and debentures) rated, at the time of purchase, investment grade by a nationally recognized statistical rating organization ("NRSRO") (e.g., Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB or higher by Standard and Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")), or, if unrated, of comparable quality as determined by the Adviser;

  U.S. government securities (as described below);

  for temporary defensive purposes, the Fund may invest up to 25% of its total assets in money market instruments, including commercial paper that, at the time of purchase, are rated not less than P-1, A-1 or F-1, by Moody's, S&P or Fitch, respectively, or, if unrated, are of comparable quality as determined by the Adviser, time and savings deposits (including certificates of deposit) in domestic and foreign commercial or savings banks, and bankers' acceptances; and




  warrants.

In addition, the Fund may purchase the investments and engage in the investment techniques described below. For additional information about the investments and investment techniques, please refer to the Statement of Additional Information.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities. In selecting convertible securities for the Fund, the Adviser evaluates primarily the investment potential of the underlying equity security for capital appreciation and secondarily the investment characteristics of the convertible security as a fixed income instrument. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

CORPORATE DEBT OBLIGATIONS



The Fund may invest in corporate debt obligations, including corporate bonds, notes, and debentures, which may have floating or fixed rates of interest. These obligations will be rated at the time of purchase in the top four rating categories (investment grade) by an NRSRO. If the obligations are unrated, they will be of comparable quality as determined by the Adviser. If any security purchased by the Fund is subsequently downgraded, securities will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The lowest category of investment grade securities (e.g., Baa or BBB) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest payments on such obligations than higher rated obligations. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

FIXED RATE CORPORATE DEBT OBLIGATIONS

The Fund may invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations, but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.



Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described below, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates, the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

FLOATING RATE CORPORATE DEBT OBLIGATIONS

The Fund may invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. government securities which include:




     direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

  notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

  notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

  notes, bonds, and discount notes of other U.S. government instrumentalities supported only bu the credit of the instrumentalities.


   Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

  the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

  the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

  the credit of the agency or instrumentality.




REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreements, which are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other high quality, liquid securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.



ILLIQUID AND RESTRICTED SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities, which may include restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities laws. To the extent these securities are deemed to be illiquid, the Fund will limit its purchases, together with other securities not determined by the Corporation's Board of Directors to be liquid, to 15% of its net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

   The Fund may invest in the securities of other investment companies. Generally, the Fund will limit its investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exeed these limitations by an exemptive order of the SEC or otherwise by the Investment Company Act of 1940. It should be noted that investment companies incur certain expenses such as advisory, custodian and transfer agency fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

LENDING OF PORTFOLIO SECURITIES



   In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis or both up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Corporation's Board of Directors and will receive collateral in the form of cash, U.S. government securities or other liquid securities equal to at least 100% of the value of the securities loaned.

There is the risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action.



REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash.

PUT AND CALL OPTIONS

The Fund may purchase put options on its portfolio securities as a hedge to attempt to protect these securities against fluctuations in value. The Fund will write put and call options on securities either held in its portfolio or which the Fund has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any such additional consideration. The Fund also may purchase call options on securities to protect against price movements in particular securities which the Fund intends to purchase. A call option gives the Fund, in return for a premium, the right (but not the obligation) to buy the underlying security from the seller at a pre-determined price.

The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on certain portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or broker/dealers) deemed creditworthy by the Adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

If the Fund does not exercise an option it has purchased, then the Fund loses in value the price it paid for the option premium. If the Fund writes (sells) an option which is subsequently exercised, the premium received by the Fund from the option purchaser may not exceed the increase (in the case of a call option) or decrease (in the case of a put option ) in the value of the securities underlying the option, in which case the difference represents a loss for the Fund. However, if the option expires without being exercised, the Fund realizes a gain in the amount of the premium it received.

FUTURES AND OPTIONS ON FUTURES

The Fund may purchase and sell financial and stock index futures contracts to attempt to hedge all or a portion of its portfolio against changes in interest rates or economic market conditions. Financial futures contracts generally require the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. Stock index futures contracts generally involve cash settlement rather than delivery of the stocks comprising the index.

The Fund may also write call options and purchase put options on financial or stock index futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.



   Generally, the Fund may not purchase or sell futures contracts or related options, for other than bona fide hedging purposes, if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. When the Fund purchases futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

RISKS

When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into futures or options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

WARRANTS

The Fund has no present intent to invest more than 5% of its net assets in warrants.

DERIVATIVE CONTRACTS AND SECURITIES

The term "derivative" has traditionally been applied to certain contracts (including futures and option contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objectives, policies and limitations.

INVESTMENT RISKS

As with other mutual funds that invest in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.

Because the Fund may invest in small-to- medium capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, although their potential for growth may be greater, stocks in the small-to-medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, small-to-medium-sized companies have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing market conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of small-to-medium-sized companies may, to some degree, fluctuate independently of the stocks of larger companies. That is, the stocks of small-to-medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be slightly more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

With respect to the debt obligations which the Fund may purchase, their prices move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes.

The market value of debt obligations, and therefore the Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Adviser. The Adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent the Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value.

INVESTMENT LIMITATIONS

The Fund will not:



 .borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; and

 .with respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities of one issuer other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities, or acquire more than 10% of the voting securities of any one issuer.

   The above investment limitations cannot be changed without shareholder approval.
FUND MANAGEMENT, DISTRIBUTION AND ADMINISTRATION

BOARD OF DIRECTORS

THE FUND IS MANAGED BY A BOARD OF DIRECTORS.

The Directors are responsible for managing the business affairs for the Fund and for exercising all the Fund's powers except those reserved for the shareholders.

INVESTMENT ADVISER



INVESTMENT DECISIONS FOR THE FUND ARE MADE BY M&T BANK, SUBJECT TO DIRECTION BY THE DIRECTORS.

The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Corporation's Board of Directors and could result in severe penalties.

ADVISORY FEES

   For the services M&T Bank provides and the expenses it assumes as investment adviser, M&T Bank is entitled to receive a fee from the Fund, equal to an annual rate of .85% of the Fund's average daily net assets. This fee is computed daily and paid monthly. M&T Bank has agreed to pay all expenses it incurs in connection with its advisory activities, other than the cost of securities (including any brokerage commissions) purchased for the Fund. From time to time, M&T Bank may voluntarily waive all or a portion of its advisory fees in order to help the Fund maintain a competitive expense ratio.

ADVISER'S BACKGROUND

   M&T Bank is the primary banking subsidiary of First Empire State Corporation, a $13 billion bank holding company, as of December 31, 1996, headquartered in Buffalo, New York. M&T Bank has 161 offices throughout New York State and an office in Nassau, The Bahamas.

   M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. The Fund's investments are managed through the Trust & Investment Services Division of M&T Bank. As of December 31, 1996, M&T Bank had $3.1 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). M&T Bank has served as investment adviser to various funds of the Corporation since 1988. As of December 31, 1996, M&T Bank managed over $1.2 billion in net assets of the Corporation's money market funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

The Fund is managed by John F. Moore. Mr. Moore joined M&T Bank in October, 1995 as Senior Vice President and Chief Investment Officer. His 18 years of investment experience includes five years with Value Line Asset Management, New York where he most recently was the Director of Asset Management and Senior Portfolio Manager. Mr. Moore obtained his B.A. and M.B.A. from the University of North Carolina.

   BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, M&T Bank looks for prompt execution of the order at a favorable price. In working with dealers, M&T Bank will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, M&T Bank may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. M&T Bank makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Corporation's Board of Directors and M&T Bank.

DISTRIBUTION OF FUND SHARES

FEDERATED SECURITIES CORP. IS THE PRINCIPAL DISTRIBUTOR FOR SHARES OF THE
FUND.

Shares of the Fund are sold on a continuous basis by Federated Securities Corp. It is a Pennsylvania corporation organized on November 14, 1969, and is also the principal distributor for a number of other investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Pittsburgh, Pennsylvania.




DISTRIBUTION PLAN

   Under a distribution plan (referred to as the "Plan") adopted in accordance with Rule 12b-1 promulgated under the Investment Company Act of 1940, the Fund may pay to the distributor an amount computed at an annual rate of 0.25% of the Fund's average daily net assets to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its 12b-1 compensation under the Plan to the extent the expenses attributable to shares of the Fund exceed such lower expense limitation as the distributor may, by notice to the Corporation, voluntarily declare to be effective. The Fund has no present intention of paying or accruing 12b-1 fees during the fiscal year ending April 30, 1998.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor. The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.





The distributor may select certain entities to provide sales and/or administrative services as agents for holders of shares of the Fund. For a description of administrative services, see "Administrative Arrangements" below.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund has adopted a Shareholder Services Plan, which is administered by Federated Administrative Services. Under the Plan, M&T Bank may act as a shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Fund may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of shares. This fee will be equal to 0.25% of the Fund's average daily net assets for which the Shareholder Servicing Agent provides services.



ADMINISTRATIVE ARRANGEMENTS

The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings banks) to provide administrative services that are not provided by



Federated Administrative Services (see below). These administrative services include distributing prospectuses and other information, providing accounting assistance and shareholder communications, or otherwise facilitating shareholder purchases and redemptions (sales) of Fund shares. The administrators appointed could include affiliates of the Adviser.

Brokers, dealers, and administrators will receive fees from the distributor based upon shares owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. If the distributor pays any fees for these services, the fees will be reimbursed by the Adviser and not the Fund.

ADMINISTRATION OF THE FUND

FEDERATED ADMINISTRATIVE SERVICES, A SUBSIDIARY OF FEDERATED INVESTORS, PROVIDES THE FUND WITH CERTAIN ADMINISTRATIVE PERSONNEL AND SERVICES NECESSARY TO OPERATE THE FUND.

ADMINISTRATIVE SERVICES

Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these services for an annual fee as specified below:

ADMINISTRATIVE




 AGGREGATE DAILY NET ASSETS OF FEE





VISION GROUP OF FUNDS,INC.

 .150%





 on the first $250 million

 .125%





 on the next $250 million

 .100%






 on the next $250 million

 .075%





on assets in excess of $750 million

The administrative fee received during any year shall be at least $50,000 for the Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.

YOUR GUIDE TO USING THE FUND

HOW THE FUND VALUES ITS SHARES

THE FUND'S NET ASSET VALUE PER SHARE FLUCTUATES.

The net asset value for the Fund's shares is determined by adding the market value of all securities and other assets of the Fund, subtracting the liabilities of the Fund and dividing the remainder by the total number of the Fund's shares outstanding.



MINIMUM INITIAL INVESTMENT

The minimum initial investment in the Fund is $500, unless the investment is in an IRA account, in which case the minimum initial investment is $250. Subsequent investments must be in amounts of at least $25. In addition, the minimum initial and subsequent investment amounts may be waived or lowered from time to time, such as for customers participating in the automatic investment services described below.

WHAT FUND SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:













DEALER




SALES CHARGE AS

 SALES CHARGE

         CONCESSION


   A PERCENTAGE

         AS A PERCENTAGE

AS A





OF PUBLIC

OF NET



OF PUBLIC      AMOUNT OF          OFFERING

AMOUNT




OFFERING     TRANSACTION          PRICE


INVESTED


PRICE

Less than $50,000...     5.50%


5.82%



5.00%
 $50,000 but less
than $100,000......     4.25%


4.44%



3.75%

$100,000 but less



than $250,000......     3.25%


3.36%



2.75%

$250,000 but less

than $500,000......     2.25%


2.30%



2.00%

$500,000 but less
than $1 million....     2.00%


2.04%




1.75%

$1 million or  more..0.00%


 0.00%




0.00%

The net asset value is determined at the close of regular trading on the New York Stock Exchange, which is generally 4:00 p.m. (Eastern time), Monday through Friday, except on:

(i) days when the value of the Fund's portfolio securities do not change sufficiently to materially affect the net asset value;

(ii) days when no shares are tendered for redemption by shareholders and no orders to purchase shares are received; or

(iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



In connection with the sale of Fund shares, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor.

EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

   Any securities exchanged must meet the investment objective and policies of the Fund, and must have a readily ascertainable market value.The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

Any interest accrued or dividends declared but not paid on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.

SALES CHARGE REALLOWANCE



For sales of shares of the Fund, a broker/dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge not paid to a broker/dealer will be retained by the distributor. However, the distributor will uniformly and periodically offer to pay broker/dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash, items of material value, or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities. In some instances, these incentives will be made available only to broker/dealers whose employees have sold or may sell significant amounts of shares.

The distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of their customers in connection with the initiation of customer accounts and purchases of shares of the Fund.

In addition, the distributor will offer to pay broker/dealers an amount of up to 1.00% of the net asset value of shares purchased for an account of their client or customer in an amount of $1 million or more.

The distributor, M&T Bank or its affiliates, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of shares of the Fund or as financial assistance for providing substantial marketing, sales and operational support. Compensation may include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other special events. In some instances, this compensation may be predicated upon the amount of shares sold and/or upon the type and nature of sales or operational support they furnish. Dealers may not use sales of the Corporation's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned other compensation shall be paid for by the Corporation, the Fund, or its shareholders, nor will it change the price paid by investors for the purchase of Fund shares.

PURCHASES AT NET ASSET VALUE

   Shares of the Fund may be purchased, subject to applicable law and regulation from time to time, at net asset value, without a sales charge, by the following investors, their spouses and their immediate relatives:
(i) current and retired employees and directors of M&T Bank, First Empire State Corporation and their subsidiaries; (ii) current and former Directors of the Corporation; (iii) clients of the Trust & Investment Services Division of M&T Bank; (iv) employees (including registered representatives) of a dealer which has a selling group agreement with the Fund's distributor and consents to such purchases; (v) current and retired employees of any sub-adviser to the Vision Group of Funds, Inc.; and (vi) investors referred by any sub-adviser to the Vision Group of Funds, Inc. Immediate relatives include grandparents, parents, siblings, children, and grandchildren of a qualified investor, and the spouse of any immediate relative.

   The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase shares of the Fund under a "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Fund, or its shareholders.

A special application form which is available from the Shareholder Servicing Agent, must be submitted with the initial purchase.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF MUTUAL FUND SHARES OR ANNUITIES

Investors may purchase shares of the Fund at net asset value, without a sales charge, with the proceeds from either: (i) the redemption of shares of a mutual fund which was sold with a sales charge or commission, or (ii) fixed or variable rate annuities. The purchase must be made within 60 days of the redemption, and M&T Bank's Mutual Fund Services must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made, and must be presented with satisfactory evidence of the redemption. Redemptions of mutual fund shares that are subject to a contingent deferred sales charge are not eligible to purchase Fund shares under this method. The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase shares of the Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Fund or its shareholders.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of shares of the Fund through:




  quantity discounts and accumulated purchases;

  signing a 13-month letter of intent;

  using the reinvestment privilege; or

  concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As shown in the table under "What Shares Cost," larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge.

If an additional purchase of shares of the Fund is made, the Fund will consider the previous purchases still invested in the Fund in calculating the applicable sales charge rate. For example, if a shareholder already owns shares which were purchased at the public offering price of $70,000 and then purchases $40,000 more at the current public offering price, the sales charge of the additional purchase according to the schedule now in effect would be the rate imposed on a $110,000 investment, not the rate imposed on a $40,000 investment.

To receive the sales charge reduction, M&T Bank's Mutual Fund Services or the distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchase.

LETTER OF INTENT

If a shareholder intends to purchase shares of the Fund equal in value to at least $50,000 over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold 5.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The 5.50% held in escrow will be applied to the shareholder's account at the end of the 13-month period, unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge. This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

REINVESTMENT PRIVILEGE

If shares in the Fund have been redeemed, the shareholder has a one-time right to reinvest, within 90 days, the redemption proceeds in the Fund at the next-determined net asset value without any sales charge. M&T Bank's Mutual Fund Services or the distributor must be notified by the shareholder in writing or by the shareholder's financial institution of the reinvestment in order to eliminate the sales charge. If the shareholder redeems his or her shares in the Fund, there may be tax consequences.

CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Vision Group of Funds, Inc., the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $70,000 in one of the funds with a sales charge, and $40,000 in another fund with a sales charge, the sales charge imposed on each purchase would be reduced to the sales charge rate in effect for a $110,000 investment in the respective fund.

To receive this sales charge reduction, M&T Bank's Mutual Fund Services or the distributor must be notified by the agent placing the order at the time the concurrent purchases are made. The sales charge will be reduced after the purchase is confirmed.

HOW TO BUY SHARES

YOU CAN BUY SHARES OF THE FUND ON ANY BUSINESS DAY, EXCEPT ON DAYS WHICH THE NEW YORK STOCK EXCHANGE OR M&T BANK IS CLOSED OR ON HOLIDAYS WHEN WIRE TRANSFERS ARE RESTRICTED (COLUMBUS DAY, VETERANS' DAY AND MARTIN LUTHER KING DAY).




Shares may be purchased either by wire, mail or transfer. The Fund reserves the right to reject any purchase request.

Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-8573.

   THROUGH THE BANK You may purchase shares through M&T Bank. To do so, contact an account representative at M&T Bank or those affiliates of M&T Bank which make shares available or M&T Bank's Mutual Fund Services at
(800) 836-2211 (in the Buffalo area, phone 842-4488).

THROUGH M&T SECURITIES, INC.

   You may purchase shares of the Fund through any representative of M&T Securities, Inc. ("M&T Securities") at M&T Bank, as well as at separate M&T Securities locations, or by calling 1-800-724-5445. M&T Securities (member NASD and SIPC) is a wholly-owned registered broker-dealer subsidiary of M&T Bank.

THROUGH AUTHORIZED BROKER/DEALERS

An investor may place an order through authorized brokers and dealers to purchase shares of the Fund. For additional details, contact your broker.

PAYMENT



Payment may be made by either check or federal funds or by debiting a customer's account at M&T Bank or any of its affiliate banks. Purchase orders must be received by 4:00 p.m. (Eastern time) in order to be credited that same day. For settlement of an order to occur, payment must be received on the next business day following the order.



BUYING SHARES BY WIRE

You can purchase shares of the Fund by Federal Reserve wire. This is referred to as wiring federal funds, and it simply means that your bank sends money to the Fund's bank through the Federal Reserve System. To purchase shares by Federal Reserve wire, call M&T Bank's Mutual Fund Services or any representative of M&T Securities before 4:00 p.m. (Eastern time) to place your order. The order is considered immediately received, provided payment by federal funds is received before 3:00 p.m. (Eastern time) the next business day.

BUYING SHARES BY MAIL

To buy shares of the Fund for the first time by mail, complete and sign an account application form and mail it, together with a check made payable to "Vision Capital Appreciation Fund" in an amount of $500 (or $250 for IRA accounts) or more, to the address below:

Vision Group of Funds, Inc.
P.O. Box 4556



Buffalo, New York 14240-4556

Current shareholders can purchase shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check has been received.

BUYING SHARES BY TRANSFER

To purchase shares of the Fund by transferring money from a bank account, you must maintain a checking or NOW deposit account at M&T Bank or any of its affiliate banks. To place an order, call M&T Bank's Mutual Fund Services or any representative of M&T Securities before 4:00 p.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account by the next business day and your purchase of shares will be effected on the day the order is placed.

CUSTOMER AGREEMENTS

Shareholders normally purchase shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM



Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn periodically and invested in Fund shares at the net asset value next calculated after your order is received plus any applicable sales charge. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays dividends quarterly. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date's net asset value without a sales charge, unless payments are requested by writing to the Fund or M&T Bank's Mutual Fund Services. Dividends and capital gains can also be reinvested in shares of any other fund comprising the Vision Group of Funds, Inc., subject to any applicable investment requirements.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for IRA accounts. For further details, contact the Fund and consult a tax adviser.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. The Fund will not issue certificates for your shares unless you make a written request to the Fund. Federated Shareholder Services Company is a subsidiary of Federated Investors.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Confirmations are sent to shareholders of the Fund to report dividends paid during the quarter.

HOW TO EXCHANGE SHARES

ALL SHAREHOLDERS IN ANY OF THE FUNDS ARE SHAREHOLDERS OF VISION GROUP OF FUNDS, INC. AND HAVE ACCESS TO THE OTHER FUNDS OF THE CORPORATION (REFERRED TO AS "PAR- TICIPATING FUNDS") THROUGH AN EXCHANGE PROGRAM. YOU MAY EXCHANGE SHARES OF THE FUND FOR SHARES OF OTHER PARTICIPATING FUNDS AT NET ASSET VALUE, PLUS ANY APPLICABLE SALES CHARGE.

   When exchanging into and out of Participating Funds with a sales charge and Participating Funds without a sales charge, shareholders who have paid a sales charge once upon purchasing shares of any Participating Fund, including those shares acquired by the reinvestment of dividends, will not have to pay a sales charge again on an exchange. When exchanging into and out of Participating Funds with different sales charges, exchanges are made at net asset value. Shares of Participating Funds with no sales charge acquired by direct purchase may be exchanged for shares of other Participating Funds with a sales charge at net asset value. However, shares of Participating Funds with no sales charge that were acquired by the reinvestment of dividends will not be subject to a sales charge upon an exchange into shares of a Participating Fund with a sales charge. Instead, such exchanges will be made at net asset value.

To be eligible for this exchange privilege, you must exchange shares with a net asset value of at least the minimum initial investment required by the Participating Fund into which you are exchanging if it is a new account. You may exchange your shares only for shares of Participating Funds that may legally be sold in your state of residence. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the Participating Fund into which an exchange is to be made.

Once the transfer agent has received proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next net asset value calculated. If you do not have an account in the Participating Fund whose shares you want to acquire, you must establish a new account. Unless you specify otherwise, this account will be registered in the same name and have the same dividend and capital gains payment options as you selected with your existing account. If the new account registration (name, address, and taxpayer identification number) is not identical to your existing account, you must provide a signature guarantee to verify your signature. Please see the "Signature Guarantees" section later in this prospectus for more information about signature guarantees.

Each exchange is considered a sale of shares of one fund and a purchase of shares of another fund, and depending on the circumstances, may generate a short or long-term capital gain or loss for federal income tax purposes.



The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders will be notified prior to any modification or termination.

To find out more about the exchange privilege, call M&T Bank's Mutual Fund Services at the number listed below.

EXCHANGING SHARES BY TELEPHONE

You may exchange shares between Participating Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-
4488). To sign up for telephone exchanges, you must select the telephone exchange option on the new account application. It is recommended that you request this privilege on your initial application. If you do not and later wish to take advantage of telephone exchanges, you may call M&T Bank's Mutual Fund Services for authorization forms.

You can only exchange shares by telephone between fund accounts with identical shareholder registrations (names, addresses, and taxpayer identification numbers).

Telephone exchange instructions must be received by M&T Bank's Mutual Fund Services by 4:00 p.m. (Eastern time) and transmitted to Federated
Shareholder Services Company before 4:00 p.m. (Eastern time) for shares to be exchanged that same day. You will not receive a dividend from the fund into which you are exchanging on the date of the exchange.



You may have difficulty making exchanges by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written exchange request by mail for next day delivery to the Vision Group of Funds, Inc. at the address shown below.

If you have certificates for the shares you want to exchange, you cannot make a telephone exchange. Instead, the certificates must be properly endorsed and should be sent by registered or certified mail, along with your written exchange request, to the Vision Group of Funds, Inc. at the address shown below. M&T Bank's Mutual Fund Services will then forward the certificate to the transfer agent, Federated Shareholder Services Company, and the shares will be deposited into your account before the exchange is made.

Shareholders requesting the telephone exchange service authorize the Corporation and its agents to act upon their telephonic instructions to exchange shares from any account for which they have authorized such services. Exchange instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

EXCHANGING SHARES BY MAIL

You may exchange shares by mail by sending your written request to:

Vision Group of Funds, Inc.



P.O. Box 4556
Buffalo, New York 14240-4556

HOW TO REDEEM SHARES

THE FUND REDEEMS YOUR SHARES AT THE NET ASSET VALUE PER SHARE NEXT CALCULATED AFTER THE FUND RECEIVES YOUR REDEMPTION REQUEST. WHEN FUND SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

You may redeem shares only on days when the Fund computes its net asset value. You cannot redeem shares on days when the New York Stock Exchange or M&T Bank are closed, or on holidays when wire transfers are restricted (Columbus Day, Veterans' Day, and Martin Luther King Day). While you may redeem various amounts by telephone or written request, you can close your account only by written request.

TELEPHONE REDEMPTIONS

You may redeem your shares by calling M&T Bank's Mutual Fund Services at
(800) 836-2211 (in the Buffalo area, phone 842-4488) before 4:00 p.m.
(Eastern time). The proceeds will be wired the next business day directly to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank that is a member of the Federal Reserve System. M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.



You will be automatically eligible for telephone redemptions, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone/ wire redemption option on your initial application. If you do not do this and later wish to take advantage of telephone redemptions, you must call M&T Bank's Mutual Fund Services for authorization forms.

You may have difficulty redeeming shares by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written redemption request by mail for next day delivery to the Vision Group of Funds, Inc. at the address shown below.

The Fund reserves the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination.

If you hold shares in certificate form or hold Fund shares through an IRA account, you cannot redeem those shares by phone, but instead must redeem them in writing as explained below.

Shareholders who accept the telephone redemption service authorize the Corporation and its agents to act upon their telephonic instructions to redeem shares from any account for which they have authorized such services. Redemption instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




REDEEMING SHARES BY MAIL

You may redeem shares by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556

Please call M&T Bank's Mutual Fund Services for specific instructions before redeeming by letter. Your written request must include your name, the Fund's name, your account number, and the share or dollar amount you want to redeem. If share certificates have been issued to you, those certificates must be properly endorsed and should be sent by registered or certified mail along with your redemption request.

SIGNATURE GUARANTEES

A signature guarantee verifies the authenticity of your signature. For your protection, you must have your signature guaranteed on written redemption requests in the following instances:

  if you are redeeming shares worth $50,000 or more;

  if you want a redemption of any amount sent to an address other than your address on record with the Fund;



  if you want a redemption of any amount payable to someone other than yourself as the shareholder of record; or

  if you want to transfer the registration of the Fund shares.

The signature guarantee must be provided by:

  a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

 . a savings bank or savings associations whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which also is administered by the FDIC;

  a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchange; or

  any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.




RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

If you own Fund shares worth $10,000 or more, you can have regular payments of $50 or more sent from your Fund account to you, another person you designate or your checking or NOW deposit account. Fund shares are redeemed to provide periodic payments in the amount you specify.

Depending on the amount you are withdrawing, the amount of dividends or any capital gains distributions paid on the Fund shares, and any possible fluctuations in the Fund's net asset value per share, these redemptions may reduce and eventually exhaust your investment in the Fund. For this reason, you should not consider systematic withdrawal payments as yield or income received from your investment in the Fund. Due to the fact that shares are sold subject to sales charge, it may not be advisable for shareholders to be purchasing shares while participating in this program.

For more information and an application form for the Systematic Withdrawal Program, call M&T Bank's Mutual Fund Services.

INVOLUNTARY REDEMPTIONS




Because of the high cost of maintaining accounts with low balances, the Fund may redeem your shares and send you the proceeds if your account balance falls below a minimum value of $250 due to shareholder redemptions. Shareholders who make large or frequent withdrawals may be particularly vulnerable to this involuntary redemption process. However, before shares are redeemed to close an account, the shareholder will be notified in writing and given 30 days to purchase additional shares to meet the minimum balance requirement.

Further, the Fund reserves the right to redeem shares involuntarily or make payment for redemptions in the form of securities if it appears appropriate to do so in light of the Fund's responsibilities under the Investment Company Act of 1940.

TAX INFORMATION

BELOW IS A GENERAL DISCUSSION OF TAX CONSIDERATIONS FOR THE FUND. NO ATTEMPT HAS BEEN MADE TO PRESENT A DETAILED EXPLANATION OF THE INCOME TAX TREATMENT OF THE FUND OR ITS SHAREHOLDERS, AND THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

The tax consequences discussed here apply whether you receive dividends in cash or reinvest them in additional shares. The Fund will send you tax information annually regarding the federal income tax consequences of distributions made during the year. You should definitely consult your own tax adviser about any state or local taxes that may apply.



The Fund will be treated as a separate entity for federal income tax purposes. Income earned by the Fund, including any capital gains or losses realized, is not combined with income earned on the Corporation's other portfolios.

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code so that it is not required to pay federal income taxes on the income and capital gains distributed to shareholders.

FEDERAL INCOME TAXES

Unless shareholders of the Fund are otherwise exempt from taxes, they are required to pay federal income taxes on dividends and other distributions received (including capital gains distributions, if any) from the Fund.

DESCRIPTION OF FUND SHARES

Vision Group of Funds, Inc. was organized as a Maryland corporation on February 23, 1988, and consists of seven available portfolios: Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision Growth and Income Fund, Vision Capital Appreciation Fund, and Vision New York Tax-Free Fund. The Corporation's Articles of Incorporation permit the Corporation to offer separate series of shares in these funds or other future portfolios.

Each Fund share represents an equal proportionate interest in the Fund with other shares and participates equally in the dividends and any other distributions that are declared at the discretion of the Corporation's Board of Directors.

VOTING RIGHTS AND OTHER INFORMATION

SHAREHOLDERS OF THE FUND ARE ENTITLED TO ONE VOTE FOR EACH FULL SHARE THEY HOLD AND TO FRACTIONAL VOTES FOR ANY FRACTIONAL SHARES THEY HOLD.

   Shareholders in the Fund generally vote in the aggregate and not by class, unless the law expressly requires otherwise or the Corporation's Board of Directors determines that the matter to be voted upon affects only the interests of shareholders of a particular class. (See the "Description of Fund Shares" in the Statement of Additional Information for examples of when the Investment Company Act of 1940 requires that shareholders vote by class.) As of April 18, 1997, Reho & Co., Buffalo, New York, acting in various capacities for numerous accounts, was the owner of record of 61.26% of the voting securities of the Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

   The Fund is not required to hold annual shareholder meetings, unless matters arise that require a vote of the shareholders under the Investment Company Act of 1940. That law requires a vote of the shareholders to approve changes in the Fund's investment advisory agreement, to replace the Fund's independent certified public accountants and, under certain circumstances, to elect members to the Board of Directors. Directors may be removed by the Board of Directors or by a vote of shareholders at a special meeting. The Board of Directors will promptly call a special meeting of shareholders upon the written request of shareholders owning at least 10% of any Fund's outstanding shares.

As used in this prospectus, "assets belonging to the Fund" means the money received by the Corporation upon the issuance or sale of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment of that money. This includes any proceeds from the sale, exchange, or liquidation of these investments, any funds or payments derived from the reinvestment of these proceeds, and a portion of the general assets of the Corporation that do not otherwise belong to the Fund.

Assets belonging to the Fund are charged with the direct expenses and liabilities of the Fund and with a share of the general expenses and liabilities of the Corporation. The general expenses and liabilities of the Corporation are allocated in proportion to the relative asset values of all the Corporation's portfolios at the time the expense or liability is incurred.

The management of the Corporation determines the Fund's direct and allocable liabilities at the time the expense or liability is incurred as well as the Fund's allocable share of any general assets at the time the asset is acquired. These determinations are reviewed and approved annually by the Corporation's Board of Directors and are conclusive.

HOW THE FUND SHOWS PERFORMANCE

   From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices. The Fund may advertise its performance in terms of yield and total return, as defined below. Of course, total return and yield figures are based on past results and are not an indication of future performance.

       TOTAL RETURN

The average annual total return of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

   YIELD

The yield of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.





ADDRESSES

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556
(800) 836-2211  (716) 842-4488

ADMINISTRATOR
Federated Administrative Services
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER
Manufacturers and Traders Trust Company
One M&T Plaza



Buffalo, New York 14240

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1119
Boston, Massachusetts 02103

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, Pennsylvania 15219



Vision Capital Appreciation Fund

   Prospectus dated June 30, 1997

92830F703

   G01627-01 (6/97)

TRG01627-01 (6/97)






                       VISION CAPITAL APPRECIATION FUND
                 (A PORTFOLIO OF VISION GROUP OF FUNDS, INC.)
                     STATEMENT OF ADDITIONAL INFORMATION

      This Statement of Additional Information relates to the prospectus of one portfolio of the Vision Group of Funds, Inc., referred to as the Vision Capital Appreciation Fund (the ``Fund') dated June 30, 1997. This Statement of Additional Information is not a prospectus itself, but should be read in conjunction with the Fund's current prospectus dated June 30, 1997. This Statement of Additional Information is incorporated into the Fund's prospectus by reference. To receive a copy of the prospectus, or a paper copy of this Statement of Additional Information, if you have received it electronically, write to Vision Group of Funds, Inc., P.O. Box 4556, Buffalo, NY 14240-4556, or call
   (800) 836-2211 or (716) 842-4488. Please retain this Statement of Additional Information for future reference.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779


          Statement of Additional Information dated June 30,  1997






   MANUFACTURERS AND TRADERS
   TRUST COMPANY
   Investment Adviser
   A subsidiary of First Empire State Corporation
   Federated Securities Corp. is distributor of the Fund.



GENERAL INFORMATION ABOUT THE FUND             1

INVESTMENT OBJECTIVE                           1

INVESTMENT POLICIES                            1

ACCEPTABLE INVESTMENTS                         1

 Corporate Debt Obligations                    1
 U.S. Government Securities                    1
 Money Market Instruments                      2
 Securities of Foreign Issuers                 2
 Repurchase Agreements                         2
 When-Issued and Delayed Delivery Transactions 2
 Illiquid and Restricted Securities            3
 Lending of Portfolio Securities               3
 Reverse Repurchase Agreements                 3
 Futures and Options Transactions              3
 Short Sales                                   7
 Warrants                                      7
 Portfolio Turnover                            7
INVESTMENT LIMITATIONS                         7

VISION GROUP OF FUNDS, INC. MANAGEMENT         9

 Fund Ownership                               11
 Directors' Compensation                      11
 Director Liability                           11
INVESTMENT ADVISORY SERVICES                  12

 Adviser to the Fund                          12
 Advisory Fees                                12



OTHER SERVICES                                12

 Administrative Services                      12
 Custodian and Portfolio Accountant           12
 Transfer Agent and Dividend Disbursing Agent 12
 Independent Auditors                         12
BROKERAGE TRANSACTIONS                        12

DESCRIPTION OF FUND SHARES                    13

HOW TO BUY SHARES                             14

HOW THE FUND VALUES ITS SHARES                14

HOW TO REDEEM SHARES                          14

 Redemption in Kind                           14
DETERMINING NET ASSET VALUE                   14

   BANKING LAWS                               15

TAX STATUS                                    15

 The Fund's Tax Status                        15
 Shareholders' Tax Status                     15
TOTAL RETURN                                  15

YIELD                                         16

PERFORMANCE COMPARISONS                       16

 Economic and Market Information              17
APPENDIX                                      18




GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in the Vision Group of Funds, Inc. (the
`Corporation''). The Corporation was established as a Maryland Corporation under Articles of Incorporation dated February 23, 1988.
INVESTMENT OBJECTIVE

The investment objective of the Vision Fund (the `Fund'') is to provide long-term capital appreciation. The investment objective of the Fund cannot be changed without approval of its shareholders.
INVESTMENT POLICIES

The prospectus discusses the Fund's investment policies. Supplemental information is set out below concerning the types of securities and other instruments in which the Fund may invest, the investment policies and strategies that the Fund may utilize, and certain risks attendant to those investments, policies and strategies.
ACCEPTABLE INVESTMENTS

CORPORATE DEBT OBLIGATIONS
The Fund may invest in corporate debt obligations. Corporate debt obligations may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).
Increasing rate securities, which currently do not make up a significant share of the market in corporate debt obligations, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issuer's prospectus.
U.S. GOVERNMENT SECURITIES
The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oFarm Credit Banks;
     oThe Student Loan Marketing Association;
     oFederal Home Loan Banks;
     oFederal Home Loan Mortgage Corporation; and
     oFederal National Mortgage Association.





MONEY MARKET INSTRUMENTS
The Fund may invest in money market instruments such as:
     oinstruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is federally insured;
     ocommercial paper rated, at the time of purchase, not less than A-1 by Standard & Poor's Ratings Group (``S&P''), Prime-1 by Moody's Investors Services, Inc. (``Moody's''), or F-1 by Fitch Investors Service, Inc. (``Fitch''), or if not rated are determined to be of comparable quality by the Fund's Adviser (see Appendix for a description of the basis of those ratings);
     otime and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund (``BIF''), or institutions whose accounts are insured by the Savings Association Insurance Fund (``SAIF''), including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks which, if negotiable, mature in six months or less or if not negotiable, either mature in ninety days or less, or are withdrawable upon notice not exceeding ninety days; and
     obankers' acceptances.
SECURITIES OF FOREIGN ISSUERS
The Fund may invest in securities of foreign issuers. Securities of foreign issuers may include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (World Bank), European Investment Bank and InterAmerican Development Bank.
Securities of a foreign issuer may present greater risks than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign government. In addition, investments in foreign issuers may include additional risks associated with less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adopt of other governmental restrictions, might adversely affect the payment of principal and interest on securities of foreign issuers. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any risk appears to the Adviser to be substantial.
REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Repurchase agreements are arrangements in which banks, broker/ dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Adviser to be creditworthy pursuant to guidelines established by the Board of Directors.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
ILLIQUID AND RESTRICTED SECURITIES
The Fund may invest in illiquid and restricted securities. The ability of the Board of Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the `Rule''). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the Securities and Exchange Commission has left the question of determining the liquidity of all restricted securities (eligible for resale under the Rule) to the Corporation's Board.
Under the criteria currently established by the Directors, the Adviser must consider the following factors in determining the liquidity of restricted securities: (i) the frequency of trades and quotes for the security; (ii) the volatility of quotations and trade prices for the security; (iii) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (iv) dealer undertakings to make a market in the security; (v) the nature of the security and the nature of the marketplace trades; (vi) the rating of the security and the financial condition and prospects of the issuer of the security; and (vii) such other factors as may be relevant to a Fund's ability to dispose of the security.
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Directors are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Directors, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.
FUTURES AND OPTIONS TRANSACTIONS
As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase current income.
The Fund will maintain its position in securities, options and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position of futures transactions may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series. The Fund currently does not intend to invest more than 5% of its total assets in options transactions.



   FUTURES CONTRACTS
     The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund also may purchase and sell stock index futures to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes. A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract (`going short'') and the buyer who agrees to take delivery of the security (`going long'') at a certain time in the future.
     For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., `go short'') to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would `go long'' (i.e., agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
     Stock index futures contracts are based on indices that reflect the market value of common stock of the issuers included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
   ``MARGIN''IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of `initial margin'' in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called `variation margin,'' equal to the daily change in value of the futures contract. This process is known as `marking to market.'' Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
        The Fund will comply with the following restrictions when purchasing and selling futures contracts. To the extent required to comply with Commodity Futures Trading Commission (`CFTC'') Regulation
     4.5 and thereby avoid status as a `commodity pool operator,'' the Fund will not enter into a futures contract for other than bona fide hedging purposes, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of the Fund's net assets, after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.. Second, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Finally, because the Fund will submit to the CFTC special calls for information, the Fund will not register as a commodities pool operator.
   PUT OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
     The Fund may purchase listed put options on financial and stock index futures contracts. The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates or changes in stock prices. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.



     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.
     Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.
   CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
     In addition to purchasing put options on futures, the Fund may write listed call options on financial and stock index futures contracts to hedge its portfolio against an increase in market interest rates or changes in stock market conditions. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise or market conditions change, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.
     Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.
     The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
   PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
     The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in their portfolios. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund may purchase these put options as long as the underlying stocks are held in its portfolio.
   WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
     The Fund may also write covered call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. Covered call options generally do not present investment risks different from those associated with a security purchase. For example, a security may be sold before it reaches its maximum potential value, or it may be retained even though its current market price has dropped below its purchase price. Similarly, a covered call option presents these risks. For example, when the option purchaser acquires the security at the predetermined exercise price, the Fund could be giving up any capital appreciation above the exercise price that is not offset by the option premium paid by the option purchaser to the Fund. Conversely, if the underlying security decreases in price and the option purchaser decides not to carry out the transaction, the Fund keeps the premium and the Fund can sell the security or hold onto it for future price appreciation. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. Writing of call options by the Fund is intended to generate income for the Fund and thereby protect against price movements in particular securities in the Fund's portfolio.
   OVER-THE-COUNTER OPTIONS
     The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyer or writers of the options for those options on portfolio securities held by the Funds and not traded on an exchange.
   STOCK INDEX OPTIONS
     The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stock included in the index.
     The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.



   RISKS
     When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.
     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market. The inability to close out these positions could have an adverse effect on the Fund's ability to effectively hedge its portfolio.
        To minimize risks, the Fund may not purchase or sell futures contracts or related options, for other than bona fide hedging purposes, if immediately thereafter the sum the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's net assets after taking into account the unrealized profits and losses on those contracts it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. When the



     Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.
   SHORT SALES
The Fund may sell securities short from time to time, subject to certain restrictions. A short sale occurs when a security which the Fund does not own is sold in anticipation of a decline in its price. If the decline occurs, shares equal in number to those sold short can be purchased at the lower price. If the price increases, the higher price must be paid. The purchased shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When the Fund enters into a short sale, assets that are equal to the market price of the securities sold short or any lesser price at which the Fund can obtain such securities, are segregated on the Fund's records and maintained until the Fund meets its obligations under the short sale.
The Fund will not sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or (2) it has segregated an amount of its other liquid assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. While in a short position, the Fund will retain the securities, rights, or segregated assets.



WARRANTS
The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
PORTFOLIO TURNOVER
   The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve its investment objective. The Adviser does not anticipate that the Fund's annual portfolio rate will exceed 100% under normal market conditions. Securities in its portfolio will be sold whenever he Adviser believes it is appropriate to do so in light of the Fund's investment objectives, without regard to the length of time a particular security may have been held. For the period from July 3, 1996 (date of initial public investment) to April 30, 1997, the portfolio turnover rate of the Fund was
   %.
---



INVESTMENT LIMITATIONS

   SELLING SHORT AND BUYING ON MARGIN
     The Fund may sell securities short, but will not purchase any securities on margin, other than in connection with buying futures contracts and put options, and writing covered call options, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.
     The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
     The Fund may purchase and dispose of U.S. government securities before they are issued and may also purchase and dispose of them on a delayed delivery basis.
   ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.
   PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may mortgage,



     pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options and segregation or collateral arrangements made in connection with options, futures, options on futures, reverse repurchase agreements, lending of portfolio securities, or the purchase of securities on a when-issued basis.
   UNDERWRITING
     The Fund will not underwrite any issue of securities except as they may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
   INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate including limited partnership interests although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
   LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities, the market value of which does not exceed one-third of the value of the Fund's total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations.
   INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except that the Fund may purchase and sell futures contracts and related options.
   CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan association and bankers' acceptances), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities.
   DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.
The above investment limitations are fundamental policies of the Fund and cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



          INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Directors to be liquid, and non-negotiable time deposits with maturities over seven days.

            Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund has no present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.''
VISION GROUP OF FUNDS, INC. MANAGEMENT

Officers and Directors are listed with their addresses, present positions with Vision Group of Funds, Inc., and principal occupations.


Randall I. Benderson
570 Delaware Avenue
Buffalo, NY
Birthdate: January 12, 1955



Director
Senior Vice President and Chief Operating Officer, Benderson Development Company, Inc.


Joseph J. Castiglia
Roycroft Campus
21 South Grove Street, Suite 291
East Aurora, NY  14052
Birthdate:  July 20, 1934
Director
Director, New York State Electric & Gas Corp.; Secewsow Environmental Services, Inc.; Blue Cross & Blue Shield of Western New York; Buffalo Branch, Federal Reserve Bank of New York; and President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc.


Daniel R. Gernatt, Jr.
Richardson & Taylor Hollow Roads
Collins, NY
Birthdate:  July 14, 1940
Director
President and CFO of Gernatt Asphalt Products, Inc.; Executive Vice President, Dan Gernatt Gravel Products, Inc.; Vice President, Countryside Sand & Gravel, Inc.


George K. Hambleton, Jr.
670 Young Street
Tonawanda, NY



Birthdate:  February 8, 1933
Director
   Former President, Brand Name Sales, Inc.; President, Hambleton & Carr,
Inc.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President and Treasurer
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of other funds distributed by Federated Securities Corp.; President, Executive Vice President and Treasurer of other funds distributed by Federated Securities Corp.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate: March 23, 1960
Vice President and Assistant Treasurer



Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of other funds distributed by Federated Securities Corp.



Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA
Birthdate:
Secretary
   Corporate Counsel and Vice President, Federated Administrative Services; formerly Attorney, Morrison & Foerster (law firm).


FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding shares.
   As of April 18, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Tice & Co., Buffalo, New York, owned approximately 585,868 shares (18.61%) and Reho & Co., Buffalo, New York, owned approximately 1,764,258 shares (61.26%).
   DIRECTORS' COMPENSATION
                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM
CORPORATION          CORPORATION*#

Randall I. Benderson,
Director              $9,500



Joseph J. Castiglia,
Director              $10,000

Daniel R. Gernatt, Jr.,
Director              $10,000

George K. Hambleton,  Jr.,
Director              $10,000

*Information is furnished for the fiscal year ended April 30, 1997. The Corporation is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Corporation which is comprised of seven portfolios.
DIRECTOR LIABILITY
With respect to the removal of a Director of the Corporation, the Corporation's By-Laws provide, in accordance with applicable law, that a Director may be removed from the Board at a meeting of shareholders called for that purpose upon the majority vote of the shareholders of the Corporation entitled to vote at such meeting. Such a meeting shall be called by the President or the Board of Directors or at the request in writing of shareholders entitled to cast at least ten percent (10%) of the votes entitled to be cast at such meeting. Such shareholders' request shall state the purpose of the proposed meeting, and the Corporation shall inform those shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting to the other shareholders and, on payment of these costs, shall notify each shareholder entitled to notice of the meeting.



INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
Investment advisory services are provided to the Fund by Manufacturers and Traders Trust Company (`M&T Bank''). The advisory services provided and the expenses assumed by M&T Bank, as well as the advisory fees payable to it, are described in the Fund's prospectus.
The investment advisory agreement provides that M&T Bank shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with its performance under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of M&T Bank in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder. Because of internal controls maintained by M&T Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of M&T Bank's or its affiliates' lending relationships with an issuer.
Unless sooner terminated, the advisory agreement between the Fund and M&T Bank will continue in effect from year to year if such continuance is approved at least annually by the Corporation's Board of Directors, or by vote of a majority of the outstanding shares of a Fund (as defined in the Prospectus), and by a majority of the Directors who are not parties to the advisory agreement or interested persons (as defined in the Investment Company Act of 1940) of any party to the advisory agreement, by vote cast in person at a meeting called for such purpose. The advisory agreement is terminable at any time on sixty days' written notice without penalty by the Directors, by vote of a majority of the outstanding shares of a Fund, or by



M&T Bank. The advisory agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940. ADVISORY FEES
For its advisory services, M&T Bank receives an annual investment advisory fee from the Fund as described in the Prospectus.
   For the period from July 3, 1996 (date of initial public investment) to
April 30, 1997, M&T Bank earned advisory fees of $       .
                                                  -------
       OTHER SERVICES

ADMINISTRATIVE SERVICES
   Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee set forth in the prospectus. For the period from July 3, 1996 (date of initial
public investment) to April 30, 1997, the Fund incurred $         in
                                                         --------
administrative services.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
   State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company, Pittsburgh, Pennsylvania, the Fund's registered transfer agent, maintains all necessary shareholder records.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania



BROKERAGE TRANSACTIONS

Pursuant to the Fund's Advisory Contract, M&T Bank determines which securities are to be sold and purchased by the Fund and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities of the Fund are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from dealers serving as market makers may include the spread between the bid and asking price. While M&T Bank generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed below.
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
   For the period from July 3, 1996 (date of initial public investment) to April 30, 1997, the Fund paid brokerage commissions in the amount of
$         .
 ---------
DESCRIPTION OF FUND SHARES

The Corporation's Articles of Incorporation authorize the Board of Directors to issue up to ten billion full and fractional shares of Common Stock, of which seven billion shares have been classified into seven classes of one billion shares each. Three billion shares remain unclassified at this time. Shares of Classes A, B, C, D, E, F and G Common Stock represent interests in Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision New York Tax-Free Fund, Vision Growth and Income Fund, and Vision Capital Appreciation Fund, respectively.



The Board of Directors may classify or reclassify any unissued shares of the Corporation into one or more additional classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.
Shares have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Fund's prospectus and this Statement of Additional Information, the Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Corporation, shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of that Fund and the Corporation's other portfolios, of any general assets not belonging to any particular portfolio which are available for distribution.
Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Corporation shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is not affected by a matter unless it is clear that the interests of each portfolio in the matter are identical, or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, Rule 18f-2 provides that the ratification of independent certified public accountants, the approval of principal underwriting contracts and the election of Directors may be effectively acted upon by shareholders of the Corporation voting without regard to class.
Notwithstanding any provision of Maryland law requiring a greater vote of the Corporation shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Corporation's Articles of Incorporation, the Corporation may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Fund and the Corporation's other portfolios (voting together without regard to class).
HOW TO BUY SHARES

Shares of the Fund are sold at net asset value plus an applicable sales charge on days on which the New York Stock Exchange, M&T Bank, and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under `How to Buy Shares.''
HOW THE FUND VALUES ITS SHARES

The market value of the Fund's portfolio securities are determined as follows:
     ofor equity securities, according to the last sales price on a national securities exchange, if applicable;
     oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
     ofor bond and other fixed income securities, as determined by an independent pricing service;



     ofor short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or, for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
     ofor all other securities, at fair value as determined in good faith by the Directors.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value futures contracts, options on portfolio securities and options on futures at their market values established by the applicable exchanges at the close of trading on such exchanges, unless the Directors determine in good faith that another method of valuing these positions is necessary to appraise their fair value.
HOW TO REDEEM SHARES

The Fund redeems shares at the net asset value next calculated after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under `How to Redeem Shares.''
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.



Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated for shares of the Fund are described in the prospectus.


   BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.
Some entities providing services to the Fund are subject to such banking laws and regulations. They believe that they may perform those services for the Fund contemplated by any agreement entered into with the Fund without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Directors would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, a Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. Otherwise, these dividends, and any short-term capital gains are taxable as ordinary income.



   CAPITAL GAINS
Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
TOTAL RETURN

   The Fund's cumulative total return for the period from July 3, 1996
(date of initial public investment) to April 30, 1997, was     %.
                                                           ----
Cumulative total return reflects the Fund's total performance over a specific period of time. This total return assumes and is reduced by the payment of the maximum sales charge. The Fund's total return is representative of only ten months of investment activity since the Fund's effective date.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. Any applicable redemption fee is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of shares redeemed.



YIELD

The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The performance of shares of the Fund depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates and market value of portfolio securities; ochanges in a Fund's expenses; and ovarious other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described above.



Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper rankings in the growth and mid-cap categories in advertising and sales literature.
     oDOW JONES INDUSTRIAL AVERAGE (``DJIA'') represents share prices of selected blue chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.
     oSTANDARD & POOR'S DAILY STOCK PRICE INDICES OF 500 AND 400 COMMON
      STOCKS are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.



     oRUSSELL 1000 GROWTH INDEX consists of those Russell 1000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.
     oRUSSELL 2000 SMALL STOCK INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.
     oWILSHIRE 5000 EQUITY INDEX consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.
     oCONSUMER PRICE INDEX is generally considered to be a measure of inflation.
     oNEW YORK STOCK EXCHANGE COMPOSITE INDEX is a market value weighted index which relates all NYSE stocks to an aggregate market value as of December 31, 1965, adjusted for capitalization changes.
     oVALUE LINE COMPOSITE INDEX consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.
     oNASDAQ OVER-THE-COUNTER COMPOSITE INDEX covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.
     oAMEX MARKET VALUE INDEX covers approximately 850 American Stock
      Exchange stocks and represents less than 5% of the market value of all US stocks. The AMEX is a value-weighted index calculated on price change only and does not include income.
     oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the shares of the Fund are not insured. Unlike money market funds, which attempt to maintain a stable offering price, the offering price of the Fund's shares fluctuates. Advertisements may quote performance information which does not reflect the effect of the sales load.
ECONOMIC AND MARKET INFORMATION
   Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund's portfolio manager and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (`ICI''). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 mutual funds available.


APPENDIX

Standard & Poor's Ratings Group Bond Ratings
AAA-Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated `AA'' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A-Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB-Debt rated `BBB'' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR-Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.



Plus (+) or minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
Moody's Investors Service, Inc. Bond Ratings
AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA-Bonds which are rated BAA are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NR-Not rated by Moody's.
Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Fitch Investors Service, Inc. Long-Term Debt Ratings
AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA-Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
NR-NR indicates that Fitch does not rate the specific issue.
Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
Moody's Investors Service, Inc. Short-Term Loan Ratings
MIG 1/VMIG 1-This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2/VMIG 2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
Fitch Investors Service, Inc. Short-Term Debt Ratings
F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great for issues assigned F-1+ and F-1 ratings.
Standard & Poor's Ratings Group Commercial Paper Ratings
A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess strong safety characteristics are denoted with a plus sign (+) designation. A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.



Moody's Investors Service, Inc. Commercial Paper Ratings
PRIME1-Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2-Issuers (or related supporting institutions) rated PRIME-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



Cusip 92830F703
   G01627-02 (6/97)




PART C. OTHER INFORMATION.



Item 24.  Financial Statements and Exhibits:

      (a) Financial Statements.  (Portfolios 1-7) (To be filed by
          Amendment)
      (b)
   Exhibits:
          (1) Conformed copy of Articles of Incorporation of the Registrant (11);
               (i)  Conformed Copy of Articles Supplementary (8);
               (ii) Conformed copy of Articles Supplementary dated May 29,
                    1996 (15);
          (2)  Copy of By-Laws of the Registrant (11);
          (3)  Not applicable;
          (4) Copy of Specimen Certificate for Shares of Capital Stock of the Registrant (8);
               (i) Copy of Specimen Certificate for Shares of Capital Stock of the Vision Capital Appreciation Fund (15);
          (5) (i) Conformed Copy of Investment Advisory Contract of the Registrant (9);
               (ii) Conformed Copy of Sub-Advisory Contract (10);
               (iii)     Conformed Copy of Exhibit B to Investment
                    Advisory Contract;(14)
          (6)  (i)  Conformed Copy of Distributor's Contract of the
                    Registrant (9);
                       (a) Conformed copy of Distribution Plan of the Registrant (9);
               (ii) Conformed Copy of Administrative Services Agreement of
                    the Registrant (9);



               (iii)................Conformed Copy of Shareholder Services
                    Plan of Registrant (9);
               (iv) Conformed Copy of Exhibit C to Distributor's
                    Contract;(14)
               (v) Copy of Amendment No. 1 to Exhibit A to Shareholder Services Agreement;(14)
               (vi) Conformed Copy of Amended and Restated Shareholder
                    Services Agreement (13);
               (vii)................Copy of Amendment No. 1 to Exhibit A
                    to Shareholder Services Agreement;(14)

          (7)  Not applicable;

+    All Exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos. 33-20673 and 811-5514)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed March 31, 1994 (File Nos. 33-20673 and 811-5514)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)



13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed May 3, 1996. (File Nos. 33-20673 and 811-5514)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)


          (8)  Conformed Copy of Custodian Agreement of the Registrant
               (12);
               (i)  Copy of Amendment No. 2 to Exhibit A to
                    Custodian Contract;(14)
          (9) Conformed Copy of Assignment of Transfer Agency and Service Agreement of the Registrant (11);
               (i)
                Copy of Amendment No. 2 to Exhibit A to



                Transfer Agency and Service Agreement;(14)
               (ii)
                Conformed Copy of Exhibit B to the Transfer


                Agency and Service Agreement; +



          (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (11);
          (11) Not applicable;
          (12) Not applicable;
          (13) Conformed copy of Initial Capital Understanding (11);
          (14) Not applicable;
          (15) (i)   Copy of Rule 12b-1 Plan (7);


                     (a) Conformed Copy of Exhibit B to Rule


                         12b-1 Plan; (14)
               (ii)  Copy of Rule 12b-1 Agreement (7);
                         (a) Copy of Exhibit B to Rule
                          ..........
                             12b-1 Agreement; (14)
               (iii) Copy of Dealer (Sales) Agreement (7);
          (16) Copy of Schedule for Computation of Fund Performance Data
               (12);
               (i)

               Copy of Schedule for Computation of Fund Performance Date for the Vision Capital Appreciation Fund (15);
          (17) Financial Data Schedules (14);
          (18)

            Not Applicable



          (19)

            Conformed Copy of Power of Attorney (14);

Item 25.  Persons Controlled by or Under Common Control with Registrant
          None
+ All Exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 26, 1995. (File Nos. 33-20673 and 811-5514)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)



Item 26.  Number of Holders of Securities:




                                        Number of Record Holders
          Title of Class                 as of April 18, 1997

          Shares of capital stock

          ($0.001 per Share par value)


          Vision Money Market Fund
                                        10,637
          Vision New York Tax-Free Money Market Fund
                                                  493
          Vision Treasury Money Market Fund
                                                  740
          Vision U.S. Government Securities Fund
                                        1,097
          Vision New York Tax-Free Fund
                                        1,505
          Vision Growth and Income Fund
                                        5,729
          Vision Capital Appreciation Fund
                                                  1,834
Item 27.  Indemnification:  (7)

Item 28.  Business and Other Connections of Investment Adviser:




   (a) Manufacturers & Traders Trust Company (`M&T Bank'') performs investment advisory services for the Registrant. M&T Bank is the principal banking subsidiary of First Empire State Corporation, a $12 billion bank holding company, as of December 31, 1995, headquartered in Buffalo, New York. As of December 3l, l995, M&T Bank (consolidated) had $10.2 billion in assets, and has 121 offices throughout Western New York State and New York's southern tier, 22 offices in the Hudson Valley region of New York State, plus offices in New York City, Albany, Syracuse, and Nassau, the Bahamas.

          M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout western New York. Registrant's investments are managed through the Trust and Investment Services Division of M&T Bank. As of December 31, 1996, M&T Bank had $1.8 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). As of December 3l, 1995, M&T Bank managed over $885 million in VISION money market mutual fund assets. Except for Vision Group of Funds, Inc., M&T Bank does not presently provide investment advisory services to any other registered investment companies. The Funds' investments are managed through the Trust & Investment Services Division of M&T Bank.



          The principal executive Officers and Directors of M&T Bank are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with M&T Bank.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)


   (b)
                                             Other Substantial
                          Position with      Business, Profession,
     Name                 the Adviser        Vocation or Employment

Brent D. Baird            Director           Private Investor
1350 One M&T Plaza
Buffalo, NY  14203-2396

C. Angela Bontempo        Director           Senior V.P. & Exec. Dir.
Elm & Carlton Streets                        Roswell Park Cancer
Buffalo, NY  14263-0001                      Institute

Robert T. Brady           Director           Chairman, President and
East Aurora, NY  14052-0018                            C.E.O. Moog, Inc.

William A. Buckingham     Executive Officer  Executive Vice President



One M&T Plaza                                First Empire State
19th Floor                                   Corporation and
Buffalo, NY  14203-2399                      Manufacturers and
                                             Traders Trust Company

Atwood Collins, III       Executive Officer  President and CEO
350 Park Avenue                              The East New York
6th Floor                                    Savings Bank and
New York, NY  10022-6022                     Executive Vice
                                             President M&T Bank

Barber B. Conable, Jr.    Director           Former Member of
P.O. Box 218                                 Congress; Retired
Alexander, NY  14005-0218                    President
                                             The World Bank

Richard E. Garman         Director           President and Chief
2544 Clinton Street                          Executive Officer
Buffalo, NY  14224-1092                      A.B.C. Paving Co., Inc.
                                             and Buffalo Crushed
                                                       Stone, Inc.

James V. Glynn            Director           President
151 Buffalo Avenue                           Maid of the Mist
Suite 204                                    Corporation
Niagara Falls, NY  14303-1288



Brian E. Hickey           Executive Officer  Executive Vice President
44 Exchange Street                           and President-Rochester
3rd Floor                                    Division-Manufacturers
Rochester, NY  14614-2097                    and Traders Trust
                                             Company

Patrick W.E. Hodgson      Director           President Cinnamon
248 Pall Mall Street                         Investments Limited
Suite 400
London, Ontario
CANADA  N6A5P6

James L. Hoffman          Executive Officer  Executive Vice President
700 Corporate Blvd.                          and President-Hudson Suite 701
                                             Valley Division-
Newburgh, NY  12552-6046                     Manufacturers and

                          Traders Trust Company



                                             Other Substantial
                          Position with      Business, Profession,
     Name                 the Adviser        Vocation or Employment

Samual T. Hubbard, Jr.    Director           President & CEO
1059 West Ridge Road                         The Alling and Cory
Rochester, NY  14615-2731                    Company




Robert J. Irwin           Advisory Director  Chairman and CEO
Ellicott Station                             ASA Limited
P.O. Box 1210
Buffalo, NY  14205-1210

Wilfred J. Larson         Director           Retired President and
88 Oakland Place                             Chief Executive Officer
Buffalo, NY  14222-2030                      Westwood-Squibb
                                             Pharmaceuticals Inc.

Barbara L. Laughlin       Executive Officer  Executive Vice President
One M&T Plaza                                First Empire State
13th Floor                                   Corporation and
Buffalo, NY  14203-2399                      Manufacturers and
                                             Traders Trust Company

Jorge G. Pereira          Director           Vice Chairman of the
350 Park Ave.                                Board First Empire State
6th Floor                                    Corporation and
New York, NY  10022-6022                     Manufacturers and
                                             Traders Trust Company

John L. Pett              Executive Officer  Executive Vice President
One Fountain Plaza                           and Chief Credit Officer
9th Floor                                    Manufacturers and
Buffalo, NY  14203-1495                      Traders Trust Company




Michael P. Pinto          Executive Officer  Executive Vice President
One M&T Plaza                                and Chief Financial
5th Floor                                    Officer Manufacturers
Buffalo, NY  14203-2399                      and Traders Trust
                                             Company

Donald P. Quinlan         Director           Retired Chairman of the
27 Pine Terrace                              Board and Chief
Orchard Park, NY 14127-3929                            Executive Officer
                                                       Graphic Controls
                                             Corporation

William C. Rappolt        Executive Officer  Executive Vice President
One M&T Plaza                                and Treasurer
19th Floor                                   First Empire State
Buffalo, NY 14203-2399                       Corporation and
                                             Manufacturers and
                                             Traders Trust Company

Melinda R. Rich           Director           President
P.O. Box 245                                 Rich Entertainment
Buffalo, NY  14240-0245                      Group;

Robert E. Sadler, Jr.     Executive Officer  President Manufacturers
One M&T Plaza                                and Traders Trust
19th Floor                                   Company and
Buffalo, NY  14203-2399                      Executive Vice President



                                             First Empire State
                                             Corporation
                                             Other Substantial
                          Position with      Business, Profession,
     Name                 the Adviser        Vocation or Employment
                                                                   ----

Harry R. Stainrook        Executive Officer  Executive Vice President
One M&T Plaza                                First Empire State
7th Floor                                    Corporation and
Buffalo, NY  14203-2399                      Manufacturers and
                                             Traders Trust Company
Raymond D. Stevens, Jr.   Director           Retired Chairman of
11 Summer Street                             the Board Pratt &
Suite 308                                    Lambert United, Inc.
Buffalo, NY  14209-2256

Herbert L. Washington     Director           President
3280 Monroe Avenue                           H.L.W. Fast Track, Inc.
Rochester, NY  14618-4608

John L. Wehle, Jr.        Director           Chairman of the
445 St. Paul Street                          Board, President &
Rochester, NY  14605-1775                    Chief Executive
                                             Officer, Genessee
                                             Corporation

Robert G. Wilmers         Director and       Chairman of the Board,
One M&T Plaza             Executive Officer  President and Chief



19th Floor                                   Executive Officer
Buffalo, NY  14203-2399                      First Empire State
                                             Corporation; and
                                             Chairman of the Board
                                                       and Chief Executive
                                                       Officer
Manufacturers                                          and Traders Trust
                                             Company

Item 29.  Principal Underwriters:


(a)

Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward
D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust;



Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

    (b)



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter
                                                With Registrant


Richard B. Fisher         Director, Chairman, Chief
                           Federated Investors Tower   Executive Officer,
Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive VicePresident and
Federated Investors Tower President, Federated,   Treasurer
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treaurer, Federated
Pittsburgh, PA 15222-3779 Securities Corp.


John B. Fisher            President-Institutional Sales,
                          --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter
                                                With Registrant


Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,
                          --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779






       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter
                                                With Registrant


R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779




Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779




H. Joeseph Kennedy        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter
                                                With Registrant


Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779




Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779




David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)



Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter     With Registrant

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,
                          --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,
                          --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,
                          --
Federated Investors Tower Federated Securities Corp.



Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

   (c) Not applicable.

Item 30.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Vision Group of Funds, Inc.    Federated Investors Tower
                               Pittsburgh, Pennsylvania  15222-3779

Federated Shareholder          P.O. Box 8600
Services Company               Boston, Massachusetts  02266-8600
("Transfer Agent, Dividend
Disbursing Agent and Portfolio
Recordkeeper")



Federated Administrative Services
                               Federated Investors Tower
("Administrator")              Pittsburgh, Pennsylvania  15222-3779

Manufacturers and Traders TrustOne M&T Plaza
Company                        Buffalo, New York  14240
("Adviser")

State Street Bank and Trust Company
                               P.O. Box 8600
("Custodian")                  Boston, Massachusetts  02266-8600



Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.






                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VISION GROUP OF FUNDS, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of April, 1997.

                        VISION GROUP OF FUNDS, INC.




   BY: /s/Victor R. Siclari



   Victor R. Siclari, Secretary



   Attorney in Fact for Edward C. Gonzales




   April 25, 1997




   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME




   TITLE




   DATE

By:/s/ Victor R. Siclari
   Victor R. Siclari        Attorney In Fact      April 25, 1997
   SECRETARY                For the Persons
                            Listed Below



   NAME




   TITLE

Edward C. Gonzales*         President and Treasurer
                            (Chief Executive Officer
                            and Principal Financial and
                            Accounting Officer)

Randall I. Benderson*       Director

Joseph J. Castiglia*        Director

Daniel R. Gernatt, Jr.*     Director

George K. Hambleton, Jr.*   Director

* By Power of Attorney